UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANY


                 Investment Company Act file number 811-05201


                       Thornburg Investment Trust
                       --------------------------
           (Exact name of registrant as specified in charter)


            119 East Marcy Street, Santa Fe, New Mexico 87501
            -------------------------------------------------
           (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
     --------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: 505-984-0200


                  Date of fiscal year end: September 30, 2007


                  Date of reporting period: June 30, 2007


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg International Growth Fund


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Thornburg Limited Term Municipal Fund                                                                 June 30, 2007

CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
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                                                                         Credit Rating+   Principal
Issuer-Description                                                        Moody's/S&P       Amount            Value

Alabama -- 0.44%
  Mobile GO Warrants, 4.50% due 8/15/2016                                    NR/NR     $  2,990,000  $    2,964,346
  Scottsboro   Industrial   Development  Board  Refunding,   5.25%  due
  5/1/2009 (AAF McQuay Project; LOC: PNC Bank)                               NR/NR        1,920,000       1,920,806
Alaska -- 0.80%
  Alaska Energy Authority Power Revenue  Refunding,  6.00% due 7/1/2011
  (Bradley Lake Hydroelectric Project; Insured: FSA)                        Aaa/AAA         955,000       1,023,951
  Alaska  Municipal Bond Bank Refunding  Series One, 5.00% due 6/1/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,175,000       1,239,002
  Alaska  Student  Loan  Corp.  Revenue  Series A,  5.25% due  1/1/2012
  (Insured: FSA)                                                            NR/AAA        3,000,000       3,153,210
  North  Slope Boro  Revenue  Refunding  Series A, 5.00% due  6/30/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,250,000       3,441,035
Arizona -- 1.12%
  Glendale  Industrial  Development  Authority  Refunding,   5.00%  due
  5/15/2015 (Midwestern University Project)                                  NR/A-        1,000,000       1,041,760
  Glendale  Industrial  Development  Authority  Refunding,   5.00%  due
  5/15/2016 (Midwestern University Project)                                  NR/A-        1,325,000       1,381,154
  Glendale  Industrial  Development  Authority  Refunding,   5.00%  due
  5/15/2017 (Midwestern University Project)                                  NR/A-        1,440,000       1,503,374
  Mohave County  Industrial  Development  Authority Series A, 5.00% due
  4/1/2014 (Mohave Prison LLC Project; Insured: XLCA)                       NR/AAA        3,135,000       3,286,640
  Pima  County  Industrial   Development  Authority  Education  Revenue
  Series C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)            Baa3/NR         990,000       1,047,024
  Pima County Industrial  Development Authority Revenue Refunding Lease
  Obligation A, 7.25% due 7/15/2010 (Insured: FSA)                          Aaa/AAA         390,000         400,444
  Pima  County  Industrial   Development  Authority  Revenue  Refunding
  Series A, 5.45% due 4/1/2010 (Insured: MBIA)                              Aaa/AAA       2,060,000       2,103,363
  Show Low Industrial  Development Authority Hospital Revenue Series A,
  5.25% due  12/1/2010  (Navapache  Regional  Medical  Center  Project;
  Insured: ACA)                                                              NR/A         1,000,000       1,022,750
  Tucson Water Revenue Series D, 9.75% due 7/1/2008                         Aa3/A+          500,000         528,900
Arkansas -- 0.44%
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2010 (Regional Medical Center Project)                                 NR/A         1,000,000       1,035,090
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2011 (Regional Medical Center Project)                                 NR/A         1,075,000       1,122,246
  Little Rock Hotel & Restaurant  Gross Receipts Tax Refunding,  7.125%
  due 8/1/2009                                                               A3/NR        2,645,000       2,726,757
California -- 2.38%
  Califiornia  State Public Works Board Lease Revenue  Refunding Series
  C, 5.00% due 9/1/2016  (Regents  University  of  California  Project;
  Insured: FGIC)                                                            Aaa/AAA       3,000,000       3,195,780
  California  HFA  Revenue  Refunding  Series B,  5.25%  due  10/1/2013
  (Kaiser Permanente Project) (ETM)                                         NR/AAA        2,620,000       2,694,565
  California  State Department of  Transportation  COP Refunding Series
  A, 5.25% due 3/1/2016 (Insured: MBIA)                                     Aaa/AAA       1,000,000       1,021,060
  California  State  Department of Water  Resources Power Supply Series
  A, 5.50% due 5/1/2012                                                      A1/A-        2,600,000       2,765,178
  California  State  Department of Water  Resources Power Supply Series
  A, 6.00% due 5/1/2013                                                      A1/A-        2,550,000       2,784,651
  California  State Public Works  Board,  5.00% due 9/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       3,000,000       3,197,610
  Escondido   Unified  High  School   District,   5.60%  due  11/1/2009
  (Insured: MBIA) (ETM)                                                     Aaa/AAA       1,250,000       1,270,163
  Northern  California  Power Agency Public Revenue Series A, 5.00% due
  7/1/2009 (Geothermal Project Number 3)                                    A2/BBB+       6,100,000       6,104,026
  Ontario  Montclair School District COP Refunding,  3.80% due 9/1/2028
  put 8/31/2007 (School Facility Bridge Funding Project; Insured: FSA)     VMIG1/A-1      1,655,000       1,654,603
  South Orange County Public  Financing  Authority  Special Tax Revenue
  Series C, 8.00% due 8/15/2008 (Foothill Area Project; Insured: FGIC)      Aaa/AAA       1,500,000       1,570,335
Colorado -- 4.12%
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,310,000       1,363,710
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,530,000       1,611,626
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,565,000       1,652,030
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                           NR/AA       12,365,000      12,561,727
  Colorado  Department of Transportation  Revenue  Anticipation  Notes,
  6.00% due 6/15/2008 (Insured: AMBAC)                                      Aaa/AAA       1,500,000       1,531,680
  Colorado  Educational  &  Cultural  Facilities,  4.90%  due  4/1/2008
  (Nashville Public Radio Project) (ETM)                                    NR/BBB+         345,000         346,935
  Colorado HFA, 5.25% due 10/1/2026  pre-refunded  10/1/2008 (Childrens
  Hospital Project; Insured: MBIA)                                          Aaa/AAA       2,295,000       2,320,475
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (Insured: XLCA)       Aaa/AAA       3,000,000       3,209,250
  Denver Convention Center Hotel, 5.25% due 12/1/2015 (Insured: XLCA)       Aaa/AAA       5,000,000       5,373,450
  Denver  Convention Center Hotel Authority Revenue Series A, 5.00% due
  12/1/2011 (Insured: XLCA) (ETM)                                           Aaa/AAA       3,335,000       3,467,466
  Highlands Ranch  Metropolitan GO District 3 Refunding Series B, 5.25%
  due 12/1/2008 (Insured: ACA)                                               NR/A         1,760,000       1,780,768
  Highlands  Ranch  Metropolitan  GO  District  3 Series  A,  5.25% due
  12/1/2008 (Insured: ACA)                                                   NR/A         1,520,000       1,546,174
  Pinery  West  Metropolitan   District  3,  4.70%  due  12/1/2021  put
  12/1/2007 (LOC: Compass Bank)                                              NR/A         1,000,000       1,001,790
  Plaza  Metropolitan  District 1 Revenue,  7.60% due 12/1/2016 (Public
  Improvement Fee/Tax Increment Project)                                     NR/NR        6,000,000       6,576,720
  Southlands Metropolitan GO District 1 Unlimited, 6.75% due 12/1/2016       NR/NR        1,000,000       1,093,740
Delaware -- 0.58%
  Delaware   State  EDA  Revenue,   5.50%  due  7/1/2025  put  7/1/2010
  (Delmarva Power & Light Project)                                         Baa2/BBB-      2,045,000       2,105,941
  Delaware  State HFA  Revenue  Series A,  5.25%  due  6/1/2011  (Beebe
  Medical Center Project)                                                  Baa1/BBB+      1,275,000       1,315,456
  Delaware  State HFA Revenue  Series A, 5.25% due 5/1/2012  (Nanticoke
  Memorial Hospital Project; Insured: Radian)                                NR/AA        1,370,000       1,433,718
  Delaware  State HFA Revenue  Series A, 5.25% due 5/1/2013  (Nanticoke
  Memorial Hospital Project; Insured: Radian)                                NR/AA        1,445,000       1,508,349
District Of Columbia -- 2.31%
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Aaa/AAA       5,950,000       6,225,783
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)              Aaa/AAA       2,875,000       3,067,625
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)              Aaa/AAA       4,125,000       4,419,896
  District of Columbia Hospital Revenue Refunding,  5.10% due 8/15/2008
  (Medlantic Healthcare Group A Project) (ETM)                              Aaa/AAA       1,500,000       1,521,600
  District of Columbia  Hospital Revenue  Refunding Series A, 5.70% due
  8/15/2008 (Medlantic Healthcare Project) (ETM)                            Aaa/AAA       4,430,000       4,519,397
  District of Columbia  Revenue Capital  Appreciation  Series A, 0% due
  4/1/2040 pre-refunded 4/1/2011 (Georgetown University Project)            Aaa/AAA       6,685,000       1,030,760
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       2,000,000       1,846,200
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       1,990,000       1,688,097
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       1,480,000       1,199,644
Florida -- 7.38%
  Broward County Airport  Systems Revenue Series L, 5.00% due 10/1/2014
  (Insured: AMBAC)                                                          Aaa/AAA       4,000,000       4,201,920
  Broward  County  Resource  Recovery  Revenue  Refunding,  5.375%  due
  12/1/2009 (Wheelabrator South Project)                                     A3/AA        5,000,000       5,148,950
  Broward  County  School  Board  COP  Series  C,  5.25%  due  7/1/2016
  (Insured: FSA)                                                            Aaa/AAA       7,630,000       8,184,167
  Capital  Projects  Finance  Authority Series F-1, 5.50% due 10/1/2012
  (Student Housing Project; Insured: MBIA)                                  Aaa/AAA       1,820,000       1,927,780
  Capital  Projects  Finance  Authority Series F-1, 5.50% due 10/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,260,000       3,447,906
  Capital  Trust Agency Multi Family  Housing  Revenue  Series A, 5.15%
  due  11/1/2030  put  11/1/2010  (Shadow Run Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        2,190,000       2,250,291
  Crossings at Fleming Island  Community  Development  Refunding Series
  B, 5.45% due 5/1/2010 (Insured: MBIA)                                     Aaa/AAA       2,340,000       2,394,990
  Dade  County  Solid  Waste   Systems   Special   Obligation   Revenue
  Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)                           Aaa/AAA       7,000,000       7,038,150
  Escambia  County  HFA  Revenue,   5.00%  due  11/1/2028  pre-refunded
  11/1/2010 (Charity Obligation Group Project)                              Aaa/NR        2,500,000       2,557,825
  Escambia  County HFA Revenue Series C, 5.125% due 10/1/2014  (Baptist
  Hospital/Baptist Manor Project)                                          Baa1/BBB+      2,755,000       2,802,331
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,605,000       1,682,762
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2015
  (Insured: FSA)                                                            Aaa/AAA       1,500,000       1,576,065
  Florida State  Correctional  Privatization  Commission  COP Series B,
  5.00% due 8/1/2015 (Insured: AMBAC)                                       Aaa/AAA       2,000,000       2,098,140
  Florida  State  Department  of Children & Families COP South  Florida
  Evaluation Treatment, 5.00% due 10/1/2015                                 NR/AA+          925,000         969,862
  Hillsborough County Assessment Revenue,  5.00% due 3/1/2015 (Insured:
  FGIC)                                                                     Aaa/AAA       5,000,000       5,235,350
  Hillsborough County Industrial  Development  Authority PCR, 5.10% due
  10/1/2013 (Tampa Electric Co. Project)                                   Baa2/BBB-      6,410,000       6,628,389
  Jacksonville   Electric  St.   John's  River  Park  Systems   Revenue
  Refunding Issue-2, 17th Series, 5.25% due 10/1/2012                       Aa2/AA-       5,000,000       5,240,450
  Marion County Hospital  District  Revenue  Refunding and Improvement,
  5.00% due 10/1/2015 (Health Systems Project)                               A2/NR        1,000,000       1,032,000
  Miami Dade County Educational  Facilities Authority Revenue Refunding
  Series B, 5.00% due 4/1/2016  (University of Miami Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       3,000,000       3,170,730
  Miami Dade County  School  Board COP Series B, 5.50% due 5/1/2030 put
  5/1/2011 (Insured: MBIA)                                                  Aaa/AAA       1,010,000       1,058,227
  Miami  Dade  County  Special  Housing  Revenue  Refunding,  5.80% due
  10/1/2012 (HUD Section 8)                                                 Baa3/NR       3,060,000       3,130,717
  Orange  County HFA,  5.80% due  11/15/2009  (Adventist  Health System
  Project) (ETM)                                                             A1/NR        1,395,000       1,453,925
  Orange  County HFA Series A, 6.25% due  10/1/2007  (Orlando  Regional
  Hospital Project; Insured: MBIA)                                          Aaa/AAA         925,000         930,310
  Pelican Marsh  Community  Development  District  Refunding  Series A,
  5.00% due 5/1/2011 (Insured: Radian)                                       NR/AA        2,115,000       2,107,407
  South  Miami  HFA  Hospital  Revenue,  5.00% due  8/15/2016  (Baptist
  Health Project)                                                           Aa3/AA-       1,560,000       1,629,420
  St. John's County  Industrial  Development  Authority Series A, 5.50%
  due 8/1/2014 (Presbyterian Retirement Project)                             NR/NR        1,755,000       1,834,431
  University of Central Florida  Athletics  Association Inc. COP Series
  A, 5.00% due 10/1/2016 (Insured: FGIC)                                    Aaa/AAA       1,640,000       1,718,376
Georgia -- 0.39%
  Atlanta  Water &  Wastewater  Revenue  Series A, 5.00% due  11/1/2038
  pre-refunded 5/1/2009 (Insured: FGIC)                                     Aaa/AAA       1,015,000       1,039,299
  Monroe  County   Development   Authority   PCR,  6.75%  due  1/1/2010
  (Oglethorpe Power Project; Insured: MBIA)                                 Aaa/AAA       2,000,000       2,132,340
  Monroe  County   Development   Authority   PCR,  6.80%  due  1/1/2012
  (Oglethorpe Power Project; Insured: MBIA)                                 Aaa/AAA       1,000,000       1,112,050
Guam -- 0.09%
  Guam  Educational  Financing  Foundation  COP  Series  A,  5.00%  due
  10/1/2010 (Guam Public Schools Project)                                    NR/A-        1,000,000       1,024,960
Hawaii -- 0.19%
  Hawaii State  Department of Budget & Finance  Special Purpose Revenue
  Refunding  Series A, 4.95% due 4/1/2012  (Hawaiian  Electric  Company
  Project; Insured: MBIA)                                                   Aaa/AAA       2,000,000       2,065,660
Idaho -- 0.28%
  Twin  Falls  Urban  Renewal  Agency  Refunding  Series  A,  4.95% due
  8/1/2014                                                                   NR/NR        1,640,000       1,611,973
  Twin  Falls  Urban  Renewal  Agency  Refunding  Series  A,  5.15% due
  8/1/2017                                                                   NR/NR        1,455,000       1,429,799
Illinois -- 10.67%
  Bolingbrook Series B, 0% due 1/1/2016 (Insured: MBIA)                     Aaa/NR        1,500,000       1,032,375
  Bolingbrook Series B, 0% due 1/1/2017 (Insured: MBIA)                     Aaa/NR        2,000,000       1,307,020
  Champaign  County  Community  School  District  116  Series C, 0% due
  1/1/2009 (ETM)                                                            Aaa/AAA       1,205,000       1,136,930
  Champaign  County  Community  School District 116 Unrefunded  Balance
  Series C, 0% due 1/1/2009 (Insured: FGIC)                                 Aaa/AAA       2,140,000       2,017,014
  Chicago Board of Education GO, 6.00% due 12/1/2009 (Insured: FGIC)        Aaa/AAA       2,000,000       2,099,080
  Chicago  Board  of  Education  School  Reform,  6.25%  due  12/1/2012
  (Insured: MBIA)                                                           Aaa/AAA         750,000         829,650
  Chicago  Capital   Appreciation,   0%  due  1/1/2016  (City  Colleges
  Project; Insured: FGIC)                                                   Aaa/AAA       2,670,000       1,842,380
  Chicago Gas Supply  Revenue  Refunding  Series B, 4.75% due  3/1/2030
  (Peoples Gas Light & Coke Project)                                         A1/A-        1,500,000       1,518,540
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2007                                                                  Aaa/NR        1,000,000       1,000,060
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.25%  due
  7/1/2010 (ETM)                                                            Aaa/NR        2,300,000       2,384,617
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2015 (Insured: FSA)                                                   Aaa/AAA       8,460,000       8,904,319
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2016 (Insured: FSA)                                                   Aaa/AAA       2,000,000       2,109,740
  Chicago Metropolitan Water Reclamation  District,  7.00% due 1/1/2011
  (ETM)                                                                     Aaa/AAA       1,070,000       1,141,701
  Chicago  Midway   Airport   Revenue  Series  A,  5.40%  due  1/1/2009
  (Insured: MBIA)                                                           Aaa/AAA       1,340,000       1,354,727
  Chicago  Midway   Airport   Revenue  Series  C,  5.50%  due  1/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,180,000       1,260,677
  Chicago  O'Hare  International  Airport  Revenue,  5.00% due 1/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,105,000       1,146,449
  Chicago  O'Hare  International  Airport  Revenue 2nd Lien Series C-1,
  5.00% due 1/1/2010 (Insured: MBIA)                                        Aaa/AAA       1,000,000       1,024,330
  Chicago  O'Hare  International  Airport  Revenue  Passenger  Facility
  Series A, 5.625% due 1/1/2014 (Insured: AMBAC)                            Aaa/AAA       3,065,000       3,090,439
  Chicago Park District  Parking Facility  Revenue,  5.75% due 1/1/2010
  (ETM)                                                                     Baa1/A        1,000,000       1,042,300
  Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)           Aaa/AAA       3,000,000       3,132,360
  Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)        Aaa/AAA       1,000,000       1,085,530
  Chicago Water Revenue, 6.50% due 11/1/2011 (Insured: FGIC)                Aaa/AAA       1,810,000       1,986,982
  Cook County Community  Consolidated School District 146 GO, 9.00% due
  12/1/2016 (Tinley Park Project; Insured: FGIC)                            Aaa/NR        2,500,000       3,376,075
  Cook  County  Community  Consolidated  School  District 15 GO, 0% due
  12/1/2010 (Insured: FSA)                                                  Aaa/NR        2,000,000       1,747,080
  Cook  County  Community  School  District  97 Series B GO,  9.00% due
  12/1/2013 (Insured: FGIC)                                                 Aaa/NR        2,250,000       2,865,690
  Cook County  Community  School  District 99 GO,  9.00% due  12/1/2012
  (Insured: FGIC)                                                           Aaa/NR        1,000,000       1,230,710
  Cook County Refunding Series A, 6.25% due 11/15/2013 (Insured: MBIA)      Aaa/AAA       3,995,000       4,475,638
  Du  Page  County  Forest  Preservation  District,  0%  due  11/1/2009
  (Partial ETM)                                                             Aaa/AAA       5,000,000       4,560,800
  Illinois DFA Multi Family Housing Revenue  Refunding  Series A, 5.55%
  due 7/20/2008 (Collateralized: GNMA)                                      NR/AAA          375,000         377,580
  Illinois DFA PCR Refunding,  5.70% due 1/15/2009 (Commonwealth Edison
  Co. Project; Insured: MBIA)                                               Aaa/AAA       3,000,000       3,081,480
  Illinois  DFA  Revenue,   6.00%  due  11/15/2009   (Adventist  Health
  Project; Insured: MBIA)                                                   Aaa/AAA       3,635,000       3,794,795
  Illinois  DFA  Revenue,   6.00%  due  11/15/2010   (Adventist  Health
  Project; Insured: MBIA) (1)                                               Aaa/AAA       3,860,000       4,086,428
  Illinois DFA Revenue  Refunding  Community Rehab Providers  Series A,
  6.00% due 7/1/2015                                                        NR/BBB        1,355,000       1,377,141
  Illinois  Financing   Authority  Student  Housing  Revenue  Refunding
  Series B, 5.00% due 5/1/2014 (1)                                          Baa3/NR       3,895,000       3,955,606
  Illinois HFA Revenue,  5.50% due 11/15/2007  (OSF  Healthcare  System
  Project)                                                                   A2/A           915,000         919,776
  Illinois  HFA  Revenue,  6.50%  due  2/15/2008  (Iowa  Health  System
  Project)                                                                   A1/NR        1,290,000       1,308,679
  Illinois  HFA  Revenue,  6.50%  due  2/15/2009  (Iowa  Health  System
  Project)                                                                   A1/NR        1,375,000       1,423,070
  Illinois  HFA  Revenue,  6.50%  due  2/15/2010  (Iowa  Health  System
  Project) (ETM)                                                             A1/NR        1,465,000       1,542,323
  Illinois  HFA  Revenue,  6.00%  due  2/15/2011  (Iowa  Health  System
  Project; Insured: AMBAC) (ETM)                                            Aaa/AAA       1,560,000       1,653,475
  Illinois  HFA  Revenue  Refunding,  5.50% due  11/15/2011  (Methodist
  Medical Center Project; Insured: MBIA)                                    Aaa/AAA       3,000,000       3,086,790
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)            Aaa/AAA       1,040,000       1,078,594
  Illinois State COP Central Management Department,  5.00% due 7/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA         500,000         500,030
  Illinois State GO Series A, 5.00% due 10/1/2017                           Aa3/AA        2,000,000       2,087,100
  Kane  County  Forest  Preservation  District,  5.00%  due  12/15/2015
  (Insured: FGIC)                                                           NR/AAA        2,780,000       2,943,242
  Lake  County  Community  High  School  District  117 Series B, 0% due
  12/1/2011 (Insured: FGIC)                                                 Aaa/NR        3,235,000       2,704,686
  McHenry & Kane Counties Community  Consolidated  School District 158,
  0% due 1/1/2010 (Insured: FGIC)                                           Aaa/AAA       1,000,000         904,860
  McHenry & Kane Counties Community  Consolidated  School District 158,
  0% due 1/1/2012 (Insured: FGIC)                                           Aaa/AAA       2,200,000       1,830,730
  Metropolitan  Pier  &  Exposition   Authority   Dedicated  State  Tax
  Refunding, 0% due 6/15/2013 (McCormick Project; Insured: MBIA)            Aaa/AAA       1,045,000         816,615
  Naperville  City,  Du  Page  &  Will  Counties  Economic  Development
  Revenue,  6.10% due 5/1/2008  (Hospital & Health  System  Association
  Project; LOC: Bank One N.A.)                                               NR/AA          675,000         676,012
  Peoria  Public  Building   Commission   School  District   Facilities
  Revenue, 0% due 12/1/2007 (Insured: FGIC)                                 Aaa/NR        1,100,000       1,082,400
  Quincy Hospital Revenue Refunding, 5.00% due 11/15/2014                    A3/A-        1,000,000       1,031,680
  Quincy Hospital Revenue Refunding, 5.00% due 11/15/2016                    A3/A-        1,000,000       1,028,600
  Southwestern  Illinois  Development  Authority  Revenue,  5.125%  due
  8/15/2016 (Anderson Hospital Project)                                    Baa2/BBB       2,515,000       2,574,706
  State of Illinios  Waubonsee  Community  College  District 516 GO, 0%
  due 12/15/2013 (Insured: FGIC)                                            Aaa/AAA       3,000,000       2,263,680
  University   of   Illinois   COP  Series  A,   5.00%  due   8/15/2019
  pre-refunded  8/15/2011  (Utility  Infrastructure  Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       5,235,000       5,439,217
  University of Illinois Revenue Health Services  Facilities  Series A,
  5.80% due 10/1/2018 (Insured: AMBAC)                                      Aaa/AAA       3,500,000       3,585,750
Indiana -- 6.36%
  Allen  County  Economic  Development  Revenue,  5.60% due  12/30/2009
  (Indiana Institute of Technology Project)                                  NR/NR        1,110,000       1,125,795
  Allen  County  Economic  Development  Revenue,  5.00% due  12/30/2012
  (Indiana Institute of Technology Project)                                  NR/NR        1,370,000       1,398,373
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,176,024
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2012 (Insured: XLCA)                                                 Aaa/AAA       1,275,000       1,325,923
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2014 (Insured: XLCA)                                                 Aaa/AAA       1,000,000       1,047,930
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2015 (Insured: XLCA)                                                 Aaa/AAA       1,480,000       1,554,932
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2016 (Insured: XLCA)                                                 Aaa/AAA       1,520,000       1,596,289
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2016                                                                 A3/NR        1,000,000       1,024,780
  Ball  State  University  Revenues  Student  Fee  Series K,  5.75% due
  7/1/2012 (Insured: FGIC)                                                  Aaa/AAA       1,000,000       1,069,800
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2010
  (State Aid Withholding)                                                    NR/A           850,000         742,280
  Boonville Junior High School Building Corp.  Revenue, 0% due 1/1/2011
  (State Aid Withholding)                                                    NR/A           850,000         723,002
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2011
  (State Aid Withholding)                                                    NR/A           950,000         789,308
  Brownsburg 1999 School Building, 5.25% due 2/1/2012 (Insured: FSA)        Aaa/AAA       1,880,000       1,975,955
  Brownsburg 1999 School Building, 5.25% due 8/1/2012 (Insured: FSA)        Aaa/AAA       1,755,000       1,853,227
  Carmel   Redevelopment   Authority  Lease  Performing  Arts,  0%  due
  2/1/2015                                                                  Aa2/AA        1,575,000       1,129,370
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2009
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,175,000       1,201,073
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2010
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,135,000       1,169,175
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2014  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,050,820
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Aaa/AAA         910,000         939,047
  Elberfeld  J.  H.  Castle  School   Building  Corp.   First  Mortgage
  Refunding, 0% due 7/5/2008 (Insured: MBIA)                                NR/AAA        1,860,000       1,789,097
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2014  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,051,380
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2015  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,054,740
  Hammond  Multi-School  Building Corp.  First Mortgage  Refunding Bond
  Series 1997,  6.00% due  7/15/2008  (Lake County  Project;  State Aid
  Withholding)                                                               NR/A           895,000         904,702
  Huntington Economic Development Revenue,  6.15% due 11/1/2008 (United
  Methodist Membership Project)                                              NR/NR          535,000         544,774
  Huntington Economic Development Revenue,  6.20% due 11/1/2010 (United
  Methodist Membership Project)                                              NR/NR          790,000         807,593
  Indiana Health Facility  Financing  Authority Hospital Revenue Series
  D, 5.00% due 11/1/2026 pre-refunded 11/1/2007                             Aaa/NR        1,550,000       1,556,169
  Indiana Multi School Building Corp.  Refunding First Mortgage,  5.00%
  due 7/15/2016 (Insured: MBIA)                                             Aaa/AAA       5,000,000       5,294,100
  Indiana State Educational  Facilities  Authority  Revenue,  5.75% due
  10/1/2009 (University of Indianapolis Project)                             NR/A-          670,000         693,249
  Indiana  University  Revenues  Refunding,  0% due 8/1/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       2,500,000       2,491,500
  Indianapolis  Airport Authority Revenue Refunding Series A, 5.35% due
  7/1/2007 (Insured: FGIC)                                                  Aaa/AAA       1,100,000       1,100,088
  Indianapolis  Local  Public  Improvement  Bond  Series  D,  5.00% due
  7/1/2016 (Insured: FGIC)                                                  Aaa/AAA       1,030,000       1,088,401
  Indianapolis  Local  Public  Improvement  Bond  Series  F,  5.00% due
  1/1/2015 (Waterworks Project; Insured: MBIA)                              Aaa/AAA       1,000,000       1,055,000
  Indianapolis  Local  Public  Improvement  Bond  Series  F,  5.00% due
  7/1/2015 (Waterworks Project; Insured: MBIA)                              Aaa/AAA       1,000,000       1,057,390
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2008 (Insured: FGIC)                                                 Aaa/AAA         855,000         874,135
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2009 (Insured: FGIC)                                                 Aaa/AAA         455,000         473,864
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           Aaa/AAA       1,200,000       1,262,400
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA       1,250,000       1,319,300
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2013 (Insured: MBIA)                                                 Aaa/AAA       1,055,000       1,107,602
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2014 (Insured: MBIA)                                                 Aaa/AAA       1,135,000       1,195,439
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2015 (Insured: MBIA)                                                 Aaa/AAA       1,140,000       1,204,000
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2016  (146th
  Street Extension A Project)                                                NR/A+        1,660,000       1,727,579
  Northwestern   School  Building  Corp.  First  Mortgage,   5.00%  due
  7/15/2011 (State Aid Withholding)                                         NR/AAp        1,240,000       1,283,512
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2013
  (Insured: FSA)                                                            Aaa/NR        2,025,000       2,123,678
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2014
  (Insured: FSA)                                                            Aaa/NR        2,130,000       2,240,717
  Peru  Community  School  Corp.  Refunding  First  Mortgage,   0%  due
  7/1/2010 (State Aid Withholding)                                           NR/A           835,000         729,180
  Plainfield  Community  High School  Building  Corp.  First  Mortgage,
  5.00% due 1/15/2015 (Insured: FGIC)                                       Aaa/AAA       1,445,000       1,522,784
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)          Aaa/AAA       2,095,000       2,206,370
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                              NR/AA          995,000       1,039,098
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                              NR/AA        1,095,000       1,157,349
  West Clark 2000 School Building Corp., 5.25% due 7/15/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,305,000       1,387,398
  West Clark 2000 School Building Corp., 5.25% due 1/15/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,335,000       1,421,455
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                   Aaa/AAA       2,080,000       2,215,450
  Westfield  Elementary  School  Building Corp.  First Mortgage  Series
  1997, 6.80% due 7/15/2007 (ETM)                                           Aaa/AAA         390,000         390,499
Iowa -- 2.90%
  Ankeny Community School District Sales & Services Tax Revenue,  5.00%
  due 7/1/2010                                                              NR/AA-        2,900,000       2,992,133
  Des  Moines  Limited  Obligation  Revenue,  4.40% due  12/1/2015  put
  12/1/2011 (Des Moines Parking  Associates  Project;  LOC: Wells Fargo
  Bank)                                                                      NR/NR        2,985,000       2,949,508
  Dubuque Community School District Series B, 5.00% due 1/1/2013             NR/NR        1,600,000       1,606,640
  Dubuque Community School District Series B, 5.00% due 7/1/2013             NR/NR        1,640,000       1,646,806
  Iowa Finance  Authority  Commercial  Development  Revenue  Refunding,
  5.75% due 4/1/2014 put 4/1/2010  (Governor  Square Project;  Insured:
  AXA)                                                                       NR/AA        6,650,000       6,789,650
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2009 (Iowa Health Services Project)                                  Aa3/NR        1,825,000       1,896,394
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2010 (Iowa Health Services Project)                                  Aa3/NR        2,955,000       3,131,295
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.00%  due
  2/15/2011  pre-refunded  2/15/2010  (Iowa  Health  Services  Project;
  Insured:AMBAC)                                                            Aaa/AAA       3,145,000       3,331,027
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2007                                                                 Aa2/AA-       1,430,000       1,441,068
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2010                                                                 Aa2/AA-       3,295,000       3,426,471
  Tobacco  Settlement   Authority,   5.30%  due  6/1/2025  pre-refunded
  6/1/2011                                                                  NR/AAA        2,695,000       2,817,003
Kentucky -- 1.43%
  Kentucky  Economic  DFA Health  Systems  Revenue  Series C, 5.35% due
  10/1/2009 (Norton Healthcare Project; Insured: MBIA) (ETM)                Aaa/AAA       2,835,000       2,922,771
  Kentucky  Economic  DFA Health  Systems  Revenue  Series C, 5.40% due
  10/1/2010 (Norton Healthcare Project; Insured: MBIA) (ETM)                Aaa/AAA       3,775,000       3,936,910
  Kentucky  Economic  DFA Health  Systems  Revenue  Unrefunded  Balance
  Series C, 5.35% due 10/1/2009 (Norton  Healthcare  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       4,565,000       4,710,304
  Kentucky  Economic  DFA Health  Systems  Revenue  Unrefunded  Balance
  Series C, 5.40% due 10/1/2010  (Norton  Healthcare  Project;  Insured
  MBIA)                                                                     Aaa/AAA       4,055,000       4,233,988
Louisiana -- 2.42%
  England District, 5.00% due 8/15/2010 (Insured: FGIC)                     Aaa/AAA       1,000,000       1,028,490
  Jefferson  Sales Tax District  Special  Sales Tax Revenue,  5.25% due
  12/1/2007 (Insured: AMBAC)                                                Aaa/AAA       1,515,000       1,524,348
  Louisiana Environmental  Facilities & Community Development Authority
  Multi  Family  Revenue  Series  A,  5.00%  due  9/1/2012   (Bellemont
  Apartments Project)                                                       Baa3/NR       1,000,000         984,290
  Louisiana  Public  Facilities  Authority  Hospital  Revenue Series A,
  5.50% due 7/1/2010 (Franciscan Missionaries Project; Insured: FSA)        Aaa/AAA       1,000,000       1,042,080
  Louisiana Public Facilities  Authority  Revenue,  5.75% due 10/1/2008
  (Loyola University Project)                                                A1/A+        1,000,000       1,021,770
  Louisiana Public Facilities  Authority Revenue,  5.375% due 12/1/2008
  (Wynhoven  Health Care Center Project;  Guaranty:  Archdiocese of New
  Orleans)                                                                   NR/NR          975,000         978,461
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Aaa/AAA       5,000,000       5,267,700
  Louisiana  State   Correctional   Facilities   Corp.   Lease  Revenue
  Refunding, 5.00% due 12/15/2007 (Insured: Radian)                          NR/AA        3,760,000       3,778,274
  Louisiana State Office Facilities Corp.,  5.50% due 5/1/2013 (Capitol
  Complex Project; Insured: AMBAC)                                          Aaa/AAA       1,150,000       1,210,559
  Louisiana  State Refunding  Series A, 4.875% due 4/15/2014  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,015,860
  Louisiana State Series A, 5.50% due 11/15/2008 (Insured: FGIC)            Aaa/AAA       1,980,000       2,025,342
  Monroe Sales Tax Increment  Garrett Road Economic  Development  Area,
  5.00% due 3/1/2017 (Insured: Radian)                                      Aa3/AA        1,505,000       1,554,951
  New Orleans  Exhibit  Hall  Authority  Series A, 5.00% due  7/15/2009
  (Ernest N. Morial Convention Center Project; Insured: AMBAC)              Aaa/AAA       2,000,000       2,042,800
  New Orleans Parish School Board, 0% due 2/1/2008 (ETM)                    NR/AAA        2,255,000       2,166,085
  St. Tammany Parish Sales Tax, 5.00% due 6/1/2010 (Insured: CIFG)          NR/AAA        1,000,000       1,028,680
Maryland -- 0.10%
  Howard  County  Retirement  Community  Revenue  Series  A,  7.25% due
  5/15/2015 pre-refunded 5/15/2010                                          NR/AAA        1,000,000       1,115,680
Massachusetts -- 3.74%
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series A, 5.50% due 1/1/2011 (Seamass Partnership; Insured: MBIA)         Aaa/AAA       3,470,000       3,629,446
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series B, 5.625% due 1/1/2012 (Seamass Partnership; Insured: MBIA)        Aaa/AAA       1,240,000       1,315,504
  Massachusetts  State  Construction Loan Series C, 5.50% due 11/1/2013
  (Insured: FGIC)                                                           Aaa/AAA         685,000         741,314
  Massachusetts   State  GO  Construction  Loan  Series  C,  5.00%  due
  9/1/2015                                                                  Aa2/AA       10,000,000      10,602,700
  Massachusetts   State  GO  Construction  Loan  Series  D,  6.00%  due
  11/1/2013 (Berkshire Health Systems; Insured: MBIA)                       Aaa/AAA       1,000,000       1,108,760
  Massachusetts  State  Health  &  Educational   Facilities   Authority
  Revenue  Series F, 5.00% due  10/1/2011  (Berkshire  Health  Systems;
  Insured: Assured Guaranty)                                                NR/AAA        2,345,000       2,437,651
  Massachusetts  State  Health  &  Educational   Facilities   Authority
  Revenue  Series F, 5.00% due  10/1/2012  (Berkshire  Health  Systems;
  Insured: Assured Guaranty)                                                NR/AAA        2,330,000       2,432,566
  Massachusetts  State  Health  &  Educational   Facilities   Authority
  Revenue Series F, 5.00% due 10/1/2013 (Insured: Assured Guaranty)         NR/AAA        3,215,000       3,371,217
  Massachusetts  State  Health  &  Educational   Facilities   Authority
  Revenue  Series H, 5.375% due 5/15/2012  (New England  Medical Center
  Hospital Project; Insured: FGIC)                                          Aaa/AAA       3,415,000       3,621,505
  Massachusetts  State  Industrial  Finance Agency,  5.90% due 7/1/2027
  pre-refunded 7/1/2007 (Dana Hall School Project)                         Baa2/BBB       1,220,000       1,244,522
  Massachusetts  State Industrial Finance Agency Biomedical A-2, 0% due
  8/1/2008                                                                  Aa2/AA-       1,000,000         958,780
  Massachusetts  State Industrial Finance Agency Biomedical A-2, 0% due
  8/1/2010                                                                  Aa2/AA-      10,000,000       8,827,100
  Massachusetts State Refunding GO Series A, 6.00% due 11/1/2008            Aa2/AA        1,000,000       1,028,880
Michigan -- 3.02%
  Detroit   Convention   Facility,   5.25%  due  9/30/2007  (Cobo  Hall
  Expansion Project)                                                         NR/A         1,000,000       1,003,330
  Dickinson  County  Healthcare  Systems  Hospital  Revenue  Refunding,
  5.50% due 11/1/2013 (Insured: ACA)                                         NR/A         2,500,000       2,589,525
  Gull Lake  Community  School  District GO, 0% due 5/1/2013  (Insured:
  FGIC)                                                                     Aaa/AAA       3,000,000       2,194,560
  Michigan  HFA  Revenue,  5.375% due  7/1/2012  (Port Huron  Hospital;
  Insured: FSA)                                                             Aaa/AAA       1,710,000       1,711,796
  Michigan HFA Revenue  Series A, 5.375% due  11/15/2033 put 11/15/2007
  (Ascension Health Project)                                                Aa2/AA       10,000,000      10,056,900
  Michigan State Building  Authority  Revenue Refunding Series I, 5.00%
  due 10/15/2015 (Facilities Program Project; Insured: AMBAC)               Aaa/AAA       6,000,000       6,369,180
  Michigan  State  COP  Series  A,  5.00%  due  9/1/2031  put  9/1/2011
  (Insured: MBIA)                                                           Aaa/AAA       6,000,000       6,204,840
  Michigan State Hospital Financing Authority Revenue Refunding,  5.00%
  due 11/15/2017 (Sparrow Memorial Hospital)                                 A1/A+        1,000,000       1,031,830
  Michigan State Strategic Fund Refunding  Detroit  Educational,  4.85%
  due 9/1/2030  put  9/1/2011  (Detroit  Edison Co.  Project;  Insured:
  AMBAC)                                                                    Aaa/NR        2,075,000       2,127,601
Minnesota -- 0.34%
  Dakota  County  Community  Development  Agency Multi  Family  Housing
  Revenue  Refunding  Series A, 5.00% due 11/1/2017  (Commons on Marice
  Project)                                                                   NR/NR        1,150,000       1,131,704
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligation Group Project)                                Baa1/BBB       1,000,000       1,038,130
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligation Group Project)                                Baa1/BBB       1,500,000       1,562,085
Mississippi -- 0.69%
  De Soto County  School  District COP,  5.00% due 12/1/2015  (Insured:
  MBIA)                                                                     Aaa/NR        1,000,000       1,022,840
  Gautier  Utility  District  Systems  Revenue  Refunding,   5.50%  due
  3/1/2012 (Insured: FGIC)                                                  Aaa/NR        1,020,000       1,080,098
  Mississippi   Hospital  Equipment  &  Facilities   Authority  Revenue
  Refunding,  6.00%  due  1/1/2015  (Forrest  County  General  Hospital
  Project; Insured: FSA)                                                    Aaa/NR        1,365,000       1,465,355
  Mississippi State GO, 6.20% due 2/1/2008 (ETM)                            Aaa/AAA       3,955,000       3,997,398
Missouri -- 0.21%
  Missouri Development Finance Board Healthcare Facilities Revenue Series A,
  4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
  Commerce Bank)                                                            Aa2/NR        1,275,000       1,289,344
  Missouri  State Health &  Educational  Facilities  Authority  Revenue
  Series A, 5.00% due 6/1/2011 (SSM Healthcare Corp.)                       NR/AA-        1,000,000       1,033,000
Montana -- 1.65%
  Forsyth PCR  Refunding,  5.00% due 10/1/2032 put  12/30/2008  (Avista
  Corp. Project; Insured: AMBAC)                                            Aaa/AAA      11,440,000      11,625,328
  Forsyth PCR  Refunding,  5.20% due 5/1/2033  put  5/1/2009  (Portland
  General Project)                                                         Baa1/BBB+      4,385,000       4,456,914
  Montana  Facilities  Finance  Authority  Revenue,  5.00% due 1/1/2015
  (Benefis Health Systems Project; Insured: Assured Guaranty)               NR/AAA        1,000,000       1,045,800
  Montana  Facilities  Finance  Authority  Revenue,  5.00% due 1/1/2016
  (Benefis Health Systems Project; Insured: Assured Guaranty)               NR/AAA        1,000,000       1,048,700
Nebraska -- 0.76%
  Madison  County  Hospital  Authority  Revenue 1,  5.25% due  7/1/2010
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,455,000       1,490,808
  Madison  County  Hospital  Authority  Revenue 1,  5.50% due  7/1/2012
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,625,000       1,712,262
  Omaha Public Power District  Electric  Revenue  Refunding  Systems B,
  5.00% due 2/1/2013                                                        Aa2/AA        5,000,000       5,233,050
Nevada -- 1.16%
  Clark County District 121 A Refunding, 5.00% due 12/1/2015 (Insured:
  AMBAC)                                                                    Aaa/AAA       1,960,000       2,060,548
  Clark  County  School  District  Series  D GO,  5.00%  due  6/15/2015
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,049,520
  Las Vegas Special Refunding Local Improvement  District 707 Series A,
  5.125% due 6/1/2011 (Insured: FSA)                                        Aaa/AAA       1,645,000       1,695,534
  Nevada  Housing  Division  Multi  Family  Certificate  A,  4.80%  due
  4/1/2008 (Collateralized: FNMA)                                           NR/AAA          210,000         209,704
  Nevada State Colorado River  Commission  Power Delivery  Series A GO,
  7.00% due 9/15/2008 pre-refunded 9/15/2007                                Aa1/AA+         840,000         845,544
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2009 (Insured: Radian)                                   NR/AA        1,000,000       1,026,090
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2010 (Insured: Radian)                                   NR/AA        1,000,000       1,039,100
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2011 (Insured: Radian)                                   NR/AA        1,285,000       1,341,836
  Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)          Aaa/AAA       3,500,000       3,555,230
New Hampshire -- 0.99%
  Manchester  Housing &  Redevelopment  Authority  Series A,  6.05% due
  1/1/2012 (Insured: ACA)                                                    NR/A         1,500,000       1,573,020
  New Hampshire  Industrial  Development  Authority Revenue,  3.75% due
  12/1/2009  (Central Vermont Public Services  Project;  LOC:  Citizens
  Bank)                                                                     NR/AA-        2,880,000       2,873,981
  New  Hampshire  Municipal  Bond Bank  Series B,  5.00% due  8/15/2016
  (Insured: MBIA) (2)                                                       NR/AAA        2,985,000       3,177,891
  New  Hampshire  Municipal  Bond Bank  Series B,  5.00% due  8/15/2017
  (Insured: MBIA) (2)                                                       NR/AAA        3,130,000       3,336,830
New Jersey -- 2.99%
  Hudson County COP, 7.00% due 12/1/2012 (Insured: MBIA)                    Aaa/AAA       1,000,000       1,137,590
  Hudson County COP, 6.25% due 12/1/2014 (Insured: MBIA)                    Aaa/AAA       1,500,000       1,693,275
  New Jersey EDA Retirement  Community Revenue Seabrook Village,  5.00%
  due 11/15/2011                                                             NR/NR        1,000,000       1,014,700
  New Jersey EDA Retirement  Community Revenue Seabrook Village,  5.00%
  due 11/15/2014                                                             NR/NR        1,000,000       1,014,110
  New Jersey EDA Revenue  Cigarette Tax, 5.00% due 6/15/2012  (Insured:
  FGIC)                                                                     Aaa/AAA       7,375,000       7,677,154
  New  Jersey  State  Transportation  Corp.  COP  Series  A,  5.50% due
  9/15/2013 (Insured: AMBAC)                                                Aaa/AAA       7,650,000       8,225,433
  New Jersey State  Transportation  Corp. Series A, 5.25% due 9/15/2013
  (Insured: AMBAC)                                                          Aaa/AAA       5,000,000       5,308,200
  New Jersey State  Transportation Trust Fund Authority Series C, 5.25%
  due 6/15/2013 (Transportation Systems Project; Insured: MBIA) (ETM)       Aaa/AAA       5,000,000       5,325,750
  Tobacco Settlement Financing Corp, 6.125% due 6/1/2024                    Aaa/AAA         500,000         526,030
  Union County Industrial PCR Financing Authority,  3.59% due 10/1/2024
  put 7/2/2007 (Exxon Project) (daily demand notes)                       VMIG1/A-1+      1,100,000       1,100,000
New Mexico -- 1.02%
  Belen  Consolidated  School  District No 2 Refunding  Series A, 4.00%
  due 8/1/2007 (Insured: MBIA)                                              Aaa/NR        1,000,000       1,000,200
  Belen  Consolidated  School  District No 2 Refunding  Series A, 4.00%
  due 8/1/2008 (Insured: MBIA)                                              Aaa/NR        1,000,000       1,002,900
  Farmington PCR, 3.80% due 9/1/2024 put 7/2/2007 (LOC:  Barclays Bank)
  (daily demand notes)                                                      P1/A-1+         700,000         700,000
  Gallup  PCR  Refunding  Tri State  Generation,  5.00%  due  8/15/2012
  (Insured: AMBAC)                                                          Aaa/AAA       3,345,000       3,479,335
  New  Mexico  Highway  Commission  Revenue  Tax  Series  B,  5.00% due
  6/15/2011 (Insured: AMBAC) (ETM)                                          Aaa/AAA       4,865,000       5,036,102
New York -- 6.03%
  Hempstead Town Industrial Development Agency Resource Recovery Revenue,
  5.00% due 12/1/2008 (American Ref-Fuel Project; Insured: MBIA)            Aaa/AAA       1,000,000       1,015,920
  Long Island Power Authority  Electric  Systems Revenue General Series
  A, 6.00% due 12/1/2007 (Insured: AMBAC)                                   Aaa/AAA       2,285,000       2,306,205
  Metropolitan  Transportation  Authority  Revenue  Series B, 5.00% due
  11/15/2007                                                                 A2/A         5,000,000       5,021,900
  Metropolitan  Transportation  Authority  Service  Series B, 5.25% due
  7/1/2007                                                                  A1/AA-        4,535,000       4,535,363
  New York City Housing  Development Corp. Multi Family Housing Revenue
  Refunding Series A, 5.50% due 11/1/2009 (Insured: FHA)                    Aa2/AA          185,000         186,941
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2011  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,215,000       2,292,547
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2012  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,330,000       2,421,103
  New York City  Refunding  Series B GO, 5.50% due  8/1/2011  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,057,960
  New York City Series G GO, 5.25% due 8/1/2016                              A1/AA        4,000,000       4,068,920
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A 1, 5.00% due 11/1/2014                                           Aa1/AAA       2,000,000       2,118,560
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A 1, 5.00% due 11/1/2015                                           Aa1/AAA       1,500,000       1,595,865
  New York City Transitional  Refunding Future Tax Series A1, 5.00% due
  11/1/2012                                                                 Aa1/AAA       5,000,000       5,243,600
  New  York  Dormitory   Authority   Revenues  Mental  Health  Services
  Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)             Aaa/AAA       1,600,000       1,650,800
  New York State Dormitory  Authority  Revenue Hospital Series A, 5.25%
  due 8/15/2013 (Presbyterian Hospital; Insured: FHA & FSA)                 Aaa/AAA       3,650,000       3,882,979
  New York  State  Dormitory  Authority  Revenues,  5.00% due  7/1/2007
  (City University Systems Project)                                         A1/AA-        3,500,000       3,500,210
  New York  State  Dormitory  Authority  Revenues,  6.00% due  7/1/2007
  (Champlain Valley Physicians Project; Insured: Connie Lee)                NR/AAA        1,040,000       1,040,125
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2012
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,820,000       1,911,564
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2013
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,500,000       1,584,630
  New York State  Dormitory  Authority  Revenues  Aids Long Term Health
  Facilities, 5.00% due 11/1/2012 (Insured: SONYMA)                         Aa1/NR        2,000,000       2,055,660
  New York State  Dormitory  Authority  Revenues  Aids Long Term Health
  Facilities, 5.00% due 11/1/2013 (Insured: SONYMA)                         Aa1/NR        4,600,000       4,728,018
  New York State  Dormitory  Authority  Revenues  Aids Long Term Health
  Facilities, 5.00% due 11/1/2014 (Insured: SONYMA)                         Aa1/NR        1,500,000       1,541,745
  New York  State  Dormitory  Authority  Revenues  Series B,  5.25% due
  11/15/2026 put 5/15/2012 (Insured: AMBAC)                                 Aaa/AAA       4,000,000       4,208,520
  New York State Housing Finance  Service  Contract Series A, 6.25% due
  9/15/2010 pre-refunded 9/15/2007                                          A1/AAA        1,920,000       1,929,235
  New York State Thruway Authority Service Contract Revenue,  5.50% due
  4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)                  Aaa/AAA       1,000,000       1,064,220
  Oneida  County  Industrial  Development  Agency  Series C,  6.00% due
  1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)         NR/AA          710,000         729,504
  Tobacco Settlement  Financing Corp. Revenue Asset Backed Series A-1C,
  5.25% due 6/1/2012 (Secured: State Contingency Contract)                  A1/AA-           40,000          40,060
  Tobacco Settlement  Financing Corp. Revenue Asset Backed Series B-1C,
  5.25% due 6/1/2013                                                        A1/AA-        2,800,000       2,829,540
  Tobacco Settlement  Financing Corp. Revenue Asset Backed Series B-1C,
  5.25% due 6/1/2013 (Insured: XLCA)                                        Aaa/AAA       2,000,000       2,023,080
North Carolina -- 2.03%
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series A, 5.50% due 1/1/2012                                   Baa2/BBB       1,000,000       1,052,440
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series C, 5.25% due 1/1/2012                                   Baa2/BBB         650,000         677,482
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series C, 5.25% due 1/1/2013                                   Baa2/BBB       1,055,000       1,105,777
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series D, 5.375% due 1/1/2011                                  Baa2/BBB       3,000,000       3,119,730
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Refunding, 6.00% due 1/1/2010 (Insured: MBIA)                             Aaa/AAA       2,400,000       2,519,184
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series A, 5.50% due 1/1/2013                                              A3/BBB+       2,505,000       2,656,001
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series B, 6.375% due 1/1/2013                                             A3/BBB+       1,000,000       1,056,070
  North  Carolina  Municipal  Power Agency Catawba  Electric  Series A,
  6.00% due 1/1/2008 (Insured: MBIA)                                        Aaa/AAA       3,900,000       3,943,719
  North   Carolina   State    Infrastructure,    5.00%   due   2/1/2016
  (Correctional Facilities Project A)                                       Aa1/AA+       5,000,000       5,227,400
  University of North Carolina  Systems Pool Revenue  Refunding  Series
  B, 5.00% due 4/1/2012 (Insured: AMBAC)                                    Aaa/AAA       1,030,000       1,075,959
North Dakota -- 0.14%
  Ward County Health Care Facilities  Revenue Trinity  Obligated Group,
  5.00% due 7/1/2013                                                        NR/BBB+       1,560,000       1,602,292
Ohio -- 2.70%
  Akron COP Refunding, 5.00% due 12/1/2013 (Insured: Assured Guaranty)      NR/AAA        3,000,000       3,120,420
  Akron COP Refunding, 5.00% due 12/1/2014 (Insured: Assured Guaranty)      NR/AAA        2,000,000       2,084,480
  Cleveland   Cuyahoga  County  Port  Authority   Revenue,   6.00%  due
  11/15/2010                                                                 NR/NR        2,555,000       2,642,407
  Cuyahoga County GO, 5.60% due 5/15/2013 (Insured: MBIA-IBC)               Aaa/AAA       2,435,000       2,545,963
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR        1,000,000       1,063,670
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR        1,400,000       1,522,668
  Lorain  County  Hospital  Revenue   Refunding   Catholic   Healthcare
  Partners B, 6.00% due 9/1/2008 (Insured: MBIA)                            Aaa/AAA       1,200,000       1,227,420
  Mahoning  Valley  District  Water  Refunding,  5.85%  due  11/15/2008
  (Insured: FSA)                                                            Aaa/AAA       1,300,000       1,336,205
  Mahoning  Valley  District  Water  Refunding,  5.90%  due  11/15/2009
  (Insured: FSA)                                                            Aaa/AAA         770,000         805,913
  Montgomery  County  Revenue,  6.00% due  12/1/2008  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,250,000       2,314,777
  Montgomery  County  Revenue,  6.00% due  12/1/2009  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,385,000       2,495,115
  Montgomery  County  Revenue,  6.00% due  12/1/2010  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        1,530,000       1,623,896
  Ohio  State   Unlimited   Tax  Series  A  GO,  5.75%  due   6/15/2010
  pre-refunded 6/15/2009                                                    Aa1/AA+       5,000,000       5,177,700
  Plain Local School District, 0% due 12/1/2007 (Insured: FGIC)             Aaa/NR          845,000         831,590
  Reading   Revenue   Development,   6.00%  due  2/1/2009  (St.  Mary's
  Educational Institute Project; Insured: Radian)                            NR/AA          975,000       1,005,293
Oklahoma -- 1.46%
  Comanche  County  Hospital  Authority  Revenue  Refunding,  4.00% due
  7/1/2007 (Insured: Radian)                                                Aa3/AA        1,265,000       1,265,013
  Comanche  County  Hospital  Authority  Revenue  Refunding,  5.00% due
  7/1/2011 (Insured: Radian)                                                Aa3/AA        1,000,000       1,033,680
  Comanche  County  Hospital  Authority  Revenue  Refunding,  5.25% due
  7/1/2015 (Insured: Radian)                                                Aa3/AA        1,340,000       1,422,651
  Grand River Dam Authority Revenue, 5.50% due 6/1/2010                     A2/BBB+       1,200,000       1,251,156
  Jenks Aquarium  Authority Revenue First Mortgage,  5.50% due 7/1/2010
  (ETM)                                                                     Aaa/NR          325,000         331,757
  Oklahoma DFA Health Facilities Revenue,  5.75% due 6/1/2011 (Insured:
  AMBAC)                                                                    Aaa/AAA         740,000         787,108
  Oklahoma DFA Hospital Revenue  Refunding,  5.00% due 10/1/2012 (Unity
  Health Center Project)                                                     NR/A-        1,070,000       1,098,248
  Oklahoma DFA Hospital  Revenue Series A, 5.25% due 12/1/2011  (Duncan
  Regional Hospital Project)                                                 NR/A-        1,215,000       1,257,039
  Oklahoma DFA Hospital  Revenue Series A, 5.25% due 12/1/2012  (Duncan
  Regional Hospital Project)                                                 NR/A-        1,330,000       1,380,713
  Oklahoma DFA Hospital  Revenue Series A, 5.25% due 12/1/2013  (Duncan
  Regional Hospital Project)                                                 NR/A-        1,350,000       1,405,877
  Oklahoma State Industrial  Authority Revenue Health System Obligation
  A, 6.00% due 8/15/2010 pre-refunded 8/15/2009                             Aaa/AAA         190,000         199,852
  Oklahoma State Industrial  Authority  Revenue Health System Series A,
  6.00% due 8/15/2010 (Insured: MBIA)                                       Aaa/AAA       2,150,000       2,261,692
  Oklahoma State Industrial  Authority Revenue Refunding Health Systems
  Obligation Group Series A, 5.75% due 8/15/2007 (Insured: MBIA)            Aaa/AAA       2,380,000       2,385,807
Oregon -- 0.65%
  Clackamas  County  Hospital  Facility  Authority  Revenue  Refunding,
  5.00% due 5/1/2008 (Legacy Health Systems Project)                        A1/AA-        4,000,000       4,038,080
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2013 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,050,480
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2014 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,054,090
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2015 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,057,400
Pennsylvania -- 2.36%
  Allegheny  County  Hospital  Development  Health  Series B, 6.30% due
  5/1/2009 (South Hills Health System Project)                              Baa1/NR         795,000         818,524
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School Project; Insured: AMBAC)                                           NR/AAA        1,915,000       2,018,774
  Delaware County  Authority  Revenue,  5.50% due 11/15/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,006,240
  Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009           Aa2/AA        1,000,000       1,026,280
  Montgomery  County Higher  Education & Health  Authority,  6.375% due
  7/1/2007                                                                  Baa3/NR         550,000         550,033
  Northampton  County  Industrial  Development  Authority,   5.35%  due
  7/1/2010 (Moravian Hall Square Project; Insured: Radian)                   NR/AA        1,200,000       1,201,236
  Pennsylvania  Higher  Educational  Facilities  Series  A,  5.00%  due
  8/15/2008 (University of Pennsylvania Health Systems Project)              A1/A+        1,250,000       1,265,038
  Philadelphia  Gas Works Revenue Fifth Series A-1,  5.00% due 9/1/2014
  (Insured: FSA)                                                            Aaa/AAA       3,000,000       3,152,250
  Philadelphia  Gas Works Revenue Fifth Series A-1,  5.00% due 9/1/2015
  (Insured: FSA)                                                            Aaa/AAA       3,315,000       3,474,849
  Pittsburgh Series A, 5.00% due 9/1/2012 (Insured: MBIA)                   Aaa/AAA       3,415,000       3,570,826
  Pittsburgh Series A, 5.00% due 9/1/2013 (Insured: MBIA)                   Aaa/AAA       2,000,000       2,103,520
  Pittsburgh Series A, 5.50% due 9/1/2014 (Insured: AMBAC)                  Aaa/AAA       2,000,000       2,097,020
  Sayre  HFA  Series A,  5.00%  due  7/1/2008  (Latrobe  Area  Hospital
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,255,000       1,270,462
  Sayre  HFA  Series A,  5.25%  due  7/1/2011  (Latrobe  Area  Hospital
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,400,000       1,464,708
  Sayre  HFA  Series A,  5.25%  due  7/1/2012  (Latrobe  Area  Hospital
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,000,000       1,052,950
Puerto Rico -- 0.09%
  Puerto Rico Commonwealth  Highway & Transportation  Authority Revenue
  Refunding Series AA, 5.00% due 7/1/2008 (Insured: FGIC)                   Aaa/AAA       1,000,000       1,012,420
Rhode Island -- 0.85%
  Providence  Public Building  Authority  Refunding Series B, 5.75% due
  12/15/2007 (Insured: FSA)                                                 Aaa/AAA       1,075,000       1,084,750
  Providence Series C GO, 5.50% due 1/15/2012 (Insured: FGIC)               Aaa/AAA       1,880,000       1,998,497
  Rhode  Island  State,  5.00% due  10/1/2014  (Providence  Plantations
  Project; Insured MBIA)                                                    Aaa/AAA       1,000,000       1,046,020
  Rhode Island State  Economic  Development  Corp.  Revenue,  5.75% due
  7/1/2010 (Providence Place Mall Project; Insured: Radian)                  NR/AA        1,560,000       1,593,322
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital Project; LOC: Fleet National Bank)              NR/AA+        1,960,000       1,981,442
  Rhode Island State Health & Education Building Corp.  Revenue,  5.25%
  due 7/1/2014 (Memorial Hospital Project; LOC: Fleet Bank)                 NR/AA+        1,565,000       1,639,572
South Carolina -- 1.34%
  Charleston County COP, 6.00% due 12/1/2007 (Insured: MBIA)                Aaa/AAA       1,045,000       1,054,259
  Georgetown County Environmental  Improvement Revenue Refunding Series
  A, 5.70% due 4/1/2014 (International Paper Co. Project)                  Baa3/BBB       7,975,000       8,505,497
  Greenville  County School District  Building Equity Sooner  Tomorrow,
  5.25% due 12/1/2015                                                       Aa3/AA-       1,000,000       1,056,340
  Greenwood County Hospital  Facilities  Revenue  Refunding,  5.00% due
  10/1/2013 (Self Regional Healthcare Project; Insured: FSA)                Aaa/AAA       2,000,000       2,101,680
  Greenwood Fifty School  Facilities  Revenue Refunding School District
  50, 5.00% due 12/1/2015 (Insured: Assured Guaranty)                       Aaa/AAA       1,000,000       1,054,920
  Greenwood Fifty School  Facilities  Revenue Refunding School District
  50, 5.00% due 12/1/2016 (Insured: Assured Guaranty)                       Aaa/AAA       1,000,000       1,057,060
South Dakota -- 0.11%
  South  Dakota  State  Health  &  Educational   Facilities   Authority
  Revenue,  5.50% due 9/1/2011 (Rapid City Regional  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,100,000       1,161,897
Tennessee -- 0.42%
  Franklin  County  Health  &  Educational   Facilities  Board  Revenue
  Refunding & Improvement,  4.75% due 9/1/2009 (University of the South
  Project)                                                                   NR/A+        1,005,000       1,022,216
  Metro  Government   Nashville  Multi  Family  Refunding,   7.50%  due
  11/15/2010 pre-refunded 5/15/2010                                         Aaa/AAA       2,000,000       2,190,080
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)       Aaa/AAA       1,240,000       1,433,886
Texas -- 14.12%
  Amarillo  Health  Facilities  Corp.   Hospital  Revenue,   5.50%  due
  1/1/2011  (Baptist St.  Anthony's  Hospital Corp.  Project;  Insured:
  FSA)                                                                      Aaa/NR        1,350,000       1,414,273
  Austin Refunding, 5.00% due 3/1/2011                                      Aa1/AA+       1,000,000       1,034,580
  Austin Water &  Wastewater  Refunding  Series A, 5.00% due  5/15/2013
  (Insured: AMBAC)                                                          Aaa/AAA       1,920,000       2,012,429
  Austin Water &  Wastewater  Refunding  Series A, 5.00% due  5/15/2014
  (Insured: AMBAC)                                                          Aaa/AAA       2,890,000       3,041,378
  Austin Water &  Wastewater  Refunding  Series A, 5.00% due  5/15/2015
  (Insured: AMBAC)                                                          Aaa/AAA       1,520,000       1,605,257
  Bastrop  Independent  School  District,  0% due 2/15/2009  (Guaranty:
  PSF)                                                                      Aaa/AAA       1,390,000       1,303,320
  Bell County Health  Facilities  Development  Corp.  Revenue Series A,
  6.25%  due  8/15/2010  (Scott  &  White  Memorial  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,065,070
  Bexar County  Housing  Finance Corp.  Multi Family  Housing  Revenue,
  5.00% due 1/1/2011 (Insured: MBIA)                                        Aaa/NR        1,800,000       1,847,070
  Cedar Hill Independent  School District  Unrefunded  Balance,  0% due
  8/15/2010 (Guaranty: PSF)                                                 NR/AAA          440,000         381,146
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       1,700,000       1,785,527
  Clint  Independent  School  District  Unrefunded  Balance,  5.50% due
  2/15/2012 (Guaranty: PSF)                                                 Aaa/AAA       1,155,000       1,212,866
  Collin County Limited Tax Improvement, 5.00% due 2/15/2016                Aaa/AAA       1,465,000       1,552,065
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2007
  (Guaranty: PSF)                                                           NR/AAA        3,300,000       3,283,896
  Corpus Christi  Business & Job Development  Corp.  Sales Tax Revenue,
  5.00% due 9/1/2012  (Refunding & Improvement Arena Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       1,025,000       1,070,315
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2008 (Insured: FSA)                                                  Aaa/AAA       2,000,000       2,035,020
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2009 (Insured: FSA)                                                  Aaa/AAA       4,780,000       4,933,534
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2011 (Guaranty: PSF)                                                 Aaa/AAA       4,945,000       4,264,172
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2012 (Guaranty: PSF)                                                 Aaa/AAA       1,245,000       1,028,768
  Fort Worth  Water & Sewer  Revenue,  5.25% due  2/15/2011  (Tarrant &
  Denton County Project)                                                    Aa2/AA        1,390,000       1,448,310
  Fort Worth Water & Sewer Revenue  Refunding & Improvement,  5.25% due
  2/15/2011 pre-refunded 2/15/2008                                          Aa2/NR        3,800,000       3,835,112
  Grapevine  Colleyville  Independent School District, 0% due 8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       7,350,000       6,208,765
  Grapevine GO, 5.25% due 2/15/2012 (Insured: FGIC)                         Aaa/AAA       2,005,000       2,007,185
  Gulf Coast Waste  Disposal  Authority  Revenue  Refunding,  5.00% due
  10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)                  Aaa/AAA       1,000,000       1,037,130
  Harlingen  Consolidated   Independent  School  District,   7.50%  due
  8/15/2009 (Guaranty: PSF)                                                 Aaa/AAA         750,000         803,775
  Harris County GO, 0% due 8/1/2008                                         Aa1/AA+       7,000,000       6,714,330
  Harris County Health Facilities  Development  Corp.  Hospital Revenue
  Refunding  Series A, 6.00% due 6/1/2012  (Memorial  Hospital  Systems
  Project; Insured: MBIA)                                                   Aaa/AAA         500,000         542,865
  Harris County Health  Facilities  Development  Corp.  Thermal Utility
  Revenue, 5.45% due 2/15/2011 (Teco Project; Insured: AMBAC)               Aaa/AAA       3,385,000       3,508,891
  Harris County Health  Facilities  Development  Corp.  Thermal Utility
  Revenue, 5.00% due 11/15/2015 (Teco Project; Insured: MBIA)               Aaa/AAA       1,500,000       1,561,605
  Harris  County  Hospital  District   Mortgage   Revenue,   7.40%  due
  2/15/2010 (Insured: AMBAC)                                                Aaa/AAA       1,265,000       1,328,958
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2011 (Insured: MBIA)                                                 Aaa/AAA      10,000,000      10,504,700
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2012 (Insured: MBIA)                                                 Aaa/AAA       2,000,000       2,091,900
  Harris County Sports  Authority  Revenue Senior Lien Series G, 0% due
  11/15/2010 (Insured: MBIA)                                                Aaa/AAA       3,260,000       2,844,252
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2012 (Insured: FSA)                                                  Aaa/AAA       1,460,000       1,536,212
  Houston  Independent School District Pubic West Side Series B, 0% due
  9/15/2014 (Insured: AMBAC)                                                Aaa/AAA       6,190,000       4,557,821
  Irving  Independent  School District GO, 0% due 2/15/2017  (Guaranty:
  PSF)                                                                      Aaa/AAA       1,000,000         650,630
  Keller  Independent  School  District  Refunding,  0%  due  8/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       1,250,000       1,011,575
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                Aaa/AAA       1,660,000       1,722,599
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                Aaa/AAA       1,745,000       1,820,524
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                Aaa/AAA       1,835,000       1,921,722
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                Aaa/AAA       1,930,000       2,027,581
  Longview  Water  &  Sewer  Revenue  Refunding,   5.00%  due  3/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,150,000       1,196,518
  Lower  Colorado  River  Authority  Revenue  Refunding &  Improvement,
  8.00% due 5/15/2010 (Transportation Systems Project; Insured: FSA)        Aaa/AAA         750,000         829,658
  Lubbock Health  Facilities  Development  Corp. First Mortgage,  6.50%
  due 7/1/2019 pre-refunded 7/1/2009 (Carillon Project)                     NR/AAA        2,000,000       2,111,600
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2011
  (Guaranty: PSF)                                                           NR/AAA        3,065,000       2,562,616
  Midlothian  Independent School District  Refunding,  0% due 2/15/2008
  (Guaranty: PSF) (ETM)                                                     Aaa/NR        1,055,000       1,029,975
  Midlothian  Independent School District  Refunding,  0% due 2/15/2008
  (Guaranty: PSF)                                                           Aaa/NR          360,000         351,472
  Midlothian  Independent School District  Refunding,  0% due 2/15/2009
  (Guaranty: PSF) (ETM)                                                     Aaa/NR          570,000         535,053
  Midlothian  Independent School District  Refunding,  0% due 2/15/2009
  (Guaranty: PSF)                                                           Aaa/NR          630,000         590,808
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2010
  (Insured: Radian)                                                         Aa3/AA          700,000         731,871
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2011
  (Insured: Radian)                                                         Aa3/AA          740,000         784,481
  Red River Education Finance Corp.,  2.10% due 12/1/2034 put 12/1/2007
  (Parish Episcopal School Project; LOC: Allied Irish Banks plc)            Aa2/NR        2,500,000       2,471,225
  Richardson  Refunding & Improvement GO, 5.00% due 2/15/2014 (Insured:
  MBIA)                                                                     Aaa/AAA       3,000,000       3,156,600
  Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012         Baa2/NR       6,000,000       6,206,640
  Socorro  Independent  School  District  Series A, 5.75% due 2/15/2011
  pre-refunded 2/15/2008 (Guaranty: PSF)                                    NR/AAA        1,970,000       1,994,251
  Spring  Branch  Independent  School  District,   7.50%  due  2/1/2011
  (Guaranty: PSF)                                                           Aaa/AAA         500,000         556,560
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2008  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       3,000,000       3,036,360
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2009  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       3,000,000       3,094,980
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2011  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       1,400,000       1,444,324
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.25%  due  2/15/2017  (Texas  Health  Resources
  Systems Project, Insured: MBIA)                                           Aaa/AAA       5,000,000       5,142,000
  Tarrant County Health Facilities  Development Corp. Hospital Revenue,
  5.875%  due  11/15/2007  (Adventist/Sunbelt  Health  System  Project)
  (ETM)                                                                      A1/NR          580,000         584,402
  Tarrant County Health Facilities  Development Corp. Hospital Revenue,
  6.00% due 11/15/2009 (Adventist/Sunbelt Health System Project) (ETM)       A1/NR          650,000         680,225
  Tarrant County Health Facilities  Development Corp. Hospital Revenue,
  6.10%  due  11/15/2011  pre-refunded  11/15/2010   (Adventist/Sunbelt
  Health System Project)                                                     A1/NR          730,000         783,852
  Texarkana  Health  Facilities  Development  Corp.  Hospital  Revenue,
  5.75% due 10/1/2008 (Insured: MBIA)                                       Aaa/AAA       1,500,000       1,535,430
  Texas  Municipal  Power Agency  Revenue B, 0% due 9/1/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000         773,250
  Texas State  Affordable  Housing  Corp.  Series A, 4.85% due 9/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,945,000       1,946,478
  Texas State  Public  Finance  Authority  Building  Revenue  Series B,
  6.00%  due  8/1/2011   pre-refunded   8/1/2009  (State   Preservation
  Project; Insured: FSA)                                                    Aaa/AAA       1,000,000       1,042,510
  Texas State Public  Finance  Authority  Stephen F. Austin  University
  Financing, 5.00% due 10/15/2014 (Insured: MBIA)                           Aaa/NR        1,305,000       1,376,136
  Texas State Public  Finance  Authority  Stephen F. Austin  University
  Financing, 5.00% due 10/15/2015 (Insured: MBIA)                           Aaa/NR        1,450,000       1,533,984
  Tomball Hospital Authority Revenue Refunding, 5.00% due 7/1/2013          Baa3/NR       1,460,000       1,479,637
  Travis County Health Facilities  Development Corp. Revenue, 5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,099,060
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2008 (Ascension Health Project; Insured: MBIA)            Aaa/AAA       2,300,000       2,359,685
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2009 (Ascension Health Project; Insured: MBIA)            Aaa/AAA       3,750,000       3,907,650
  Washington County Health Facilities  Development Corp. Revenue, 5.35%
  due 6/1/2009 (Insured: ACA)                                                NR/A           870,000         882,537
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       2,435,000       2,576,960
Utah -- 0.67%
  Intermountain  Power  Agency  Supply  Revenue  Series  A,  5.00%  due
  7/1/2012 (ETM)                                                            Aaa/AAA       4,355,000       4,358,702
  Salt Lake County Municipal Building Authority, 5.50% due 10/1/2009        Aa1/AA+       1,500,000       1,554,195
  Utah State Board of Regents  Auxiliary  Systems & Student Fee Revenue
  Refunding Series A, 5.00% due 5/1/2010                                     NR/AA          510,000         523,668
  Utah State University  Hospital Board of Regents  Revenue,  5.25% due
  8/1/2008 (Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,015,580
Virginia -- 0.97%
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2007 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,010,000       1,015,000
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2008 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,070,000       1,095,808
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2009 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,130,000       1,176,872
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2010 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,195,000       1,262,267
  Chesterfield County Industrial  Development  Authority PCR, 5.50% due
  10/1/2009 (Vepco Project)                                                Baa1/BBB       1,500,000       1,516,365
  Norton Industrial  Development  Authority  Hospital Revenue Refunding
  Improvement,  5.75% due 12/1/2012 (Norton Community Hospital Project;
  Insured: ACA)                                                              NR/A         1,460,000       1,550,418
  Suffolk   Redevelopment   Housing  Authority  Refunding,   4.85%  due
  7/1/2031 put 7/1/2011  (Windsor at Potomac  Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        3,000,000       3,091,830
Washington -- 3.13%
  Energy  Northwest  Washington  Electric  Revenue  Refunding Series A,
  5.375% due 7/1/2013 (Project Number 1; Insured: FSA)                      Aaa/AAA       2,000,000       2,117,160
  Energy  Northwest  Washington  Electric  Revenue  Refunding Series C,
  5.00% due 7/1/2017 (Project Number 3)                                     Aaa/AA-       5,470,000       5,796,942
  Energy  Northwest  Washington  Electric  Revenue  Series A, 4.75% due
  7/1/2007 (Wind Project)                                                    A3/A-        1,675,000       1,675,084
  Energy  Northwest  Washington  Electric  Revenue  Series A, 4.95% due
  7/1/2008 (Wind Project)                                                    A3/A-        1,760,000       1,779,782
  Energy  Northwest  Washington  Electric  Revenue  Series B, 4.95% due
  7/1/2008 (Wind Project)                                                    A3/A-          705,000         712,297
  Goat Hill Properties Lease Revenue,  5.00% due 12/1/2012  (Government
  Office Building Project; Insured: MBIA)                                   Aaa/AAA       2,055,000       2,145,256
  Snohomish County Public Utilities District 1 Electric Revenue,  5.00%
  due 12/1/2015 (Insured: FSA)                                              Aaa/AAA       5,015,000       5,266,552
  Spokane   Regional  Solid  Waste   Refunding,   5.25%  due  12/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,005,460
  University of Washington Alumni  Association Lease Revenue Refunding,
  5.00% due 8/15/2007 (Medical Center Project; Insured: MBIA)               Aaa/AAA       1,100,000       1,101,639
  Washington  State  HFA  Revenue,   5.50%  due  12/1/2009  (Providence
  Services Project; Insured: MBIA)                                          Aaa/AAA       1,500,000       1,554,915
  Washington State HFA Revenue,  5.00% due 7/1/2013  (Overlake Hospital
  Medical Center A Project; Credit Support: Assured Guaranty                Aa1/AAA       1,000,000       1,039,380
  Washington  State  Public  Power Supply  Systems  Revenue,  5.40% due
  7/1/2012 (Nuclear Project Number 2; Insured: FSA)                         Aaa/AAA       1,300,000       1,380,613
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 6.00% due  7/1/2008  (Nuclear  Project  Number 1;  Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,021,700
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 5.00% due 7/1/2011 (Insured: FSA)                               Aaa/AAA       2,500,000       2,573,000
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series B, 0% due 7/1/2008 (Nuclear Project Number 3)                      Aaa/AA-         830,000         798,385
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series B, 0% due 7/1/2008 (Nuclear Project Number 3)                      Aaa/AA-       1,140,000       1,096,577
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series C, 0% due 7/1/2013 (Insured: MBIA-IBC)                             Aaa/AAA       1,760,000       1,371,216
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series C, 0% due 7/1/2015 (Insured: MBIA-IBC)                             Aaa/AAA       3,000,000       2,128,200
West Virginia -- 0.17%
  Harrison  County  Nursing  Facility  Revenue  Refunding,  5.625%  due
  9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)                NR/NR          320,000         323,680
  Kanawha,  Mercer,  Nicholas,  Counties Single Family Mortgage, 0% due
  2/1/2015 pre-refunded 2/1/2014                                            Aaa/NR        2,260,000       1,526,223
Wisconsin -- 0.33%
  Bradley PCR, 6.75% due 7/1/2009 (Owens Illinois Waste Project) (ETM)       NR/B         1,500,000       1,580,805
  Wisconsin State Health & Educational  Facilities  Authority  Revenue,
  6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)      Aaa/AAA       2,000,000       2,045,260
Wyoming -- 0.36%
  West Park Hospital  District  Revenue,  5.90% due 7/1/2010  (Insured:
  ACA)                                                                       NR/A         1,615,000       1,616,970
  Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                           NR/AA        2,500,000       2,331,675


Total Investments -- 98.90% (Cost $1,085,618,750)                                                    $ 1,091,854,350


    OTHER ASSETS LESS LIABILITIES -- 1.10%                                                                12,179,938


    NET ASSETS -- 100.00%                                                                            $ 1,104,034,288

  Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) Segregated as collateral for a when-issued security.
(2) When-issued security.


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance




Thornburg California Limited Term Municipal Fund                                                      June 30, 2007

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX
                                                                         Credit Rating+    Principal
Issuer-Description                                                        Moody's/S&P        Amount         Value


ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts Project)                                                    A3/NR      $    435,000  $      445,914
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts Project)                                                    A3/NR           455,000         466,880
Alameda  County COP,  5.625% due  12/1/2016  (Santa Rita Jail  Project;
Insured: AMBAC)                                                            NR/AAA         1,830,000       2,037,302
Alum Rock Union Elementary  School District GO Refunding  Bonds,  8.00%
due 9/1/2007 (Insured: FGIC)                                               Aaa/AAA          380,000         382,744
Bay Area Toll  Bridge  Revenue San  Francisco  Bay Area Series F, 5.00%
due 4/1/2016                                                               Aa3/AA         2,075,000       2,212,344
California HFA Revenue  Refunding Series B, 5.25% due 10/1/2013 (Kaiser
Permanente Project) (ETM)                                                  NR/AAA         2,000,000       2,056,920
California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                  Aa2/AA-          670,000         685,577
California  Mobile Home Park  Financing  Authority  Series A, 4.75% due
11/15/2010 (Rancho Vallecitos Project; Insured: ACA)                        NR/A            500,000         508,870
California  Mobile Home Park  Financing  Authority  Series A, 5.00% due
11/15/2013 (Rancho Vallecitos Project; Insured: ACA)                        NR/A            570,000         590,030
California  Pollution Control Financing  Authority Solid Waste Disposal
Revenue, 6.75% due 7/1/2011 (ETM)                                          Aaa/NR         1,890,000       1,966,488
California  Pollution Control Financing  Authority Solid Waste Disposal
Revenue, 5.00% due 6/1/2018 put 6/1/2008                                   NR/BBB         1,100,000       1,105,665
California State Department of  Transportation  COP Refunding Series A,
5.25% due 3/1/2016 (Insured: MBIA)                                         Aaa/AAA        2,000,000       2,042,120
California State GO, 7.50% due 10/1/2007 (Insured: MBIA)                   Aaa/AAA        2,000,000       2,018,980
California State GO, 6.60% due 2/1/2010 (Insured: MBIA)                    Aaa/AAA          560,000         597,834
California State GO, 5.50% due 3/1/2012 (Insured: FGIC)                    Aaa/AAA          230,000         230,674
California State GO, 6.25% due 9/1/2012                                     A1/A+         3,000,000       3,276,990
California State GO Economic Recovery Series A, 5.25% due 7/1/2013         Aa3/AA+        2,500,000       2,668,125
California  State Public  Works  Series B, 5.00% due 6/1/2017  (Regents
University Project; Insured FGIC)                                          Aaa/AAA        2,000,000       2,130,680
California  State  Public Works  Board,  5.00% due  9/1/2017  (Insured:
FGIC)                                                                      Aaa/AAA        1,235,000       1,316,349
California   State  Public  Works  Board  Lease   Revenue,   5.00%  due
1/1/2015 (Department of Corrections Project; Insured: AMBAC)               Aaa/AAA        2,000,000       2,117,920
California  State Public Works Board Lease Revenue,  5.50% due 6/1/2010
(Various Universities Project) (1)                                         Aa2/AA-          780,000         804,515
California State Public Works Board Lease Revenue, 5.00% due 11/1/2015     Aa2/AA-        1,000,000       1,050,860
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)             Aaa/AAA        1,000,000       1,059,750
California  State School  Improvement,  3.80% due 5/1/2034 put 7/2/2007
(LOC: Citibank) (daily demand notes)                                     VMIG1/A-1+         700,000         700,000
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)        Aaa/AAA        1,000,000       1,137,580
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (Insured: FSA) (ETM)                                             Aaa/AAA        2,785,000       2,867,325
California Statewide Community  Development  Authority Revenue,  5.125%
due  6/1/2008   (Louisiana   Orthopedic  Hospital  Foundation  Project;
Insured: AMBAC)                                                            Aaa/AAA          595,000         601,599
California  Statewide  Community  Development  Authority  Revenue  COP,
6.50% due 8/1/2012  (Cedars  Sinai Center  Hospital  Project;  Insured:
MBIA)                                                                      Aaa/AAA          765,000         804,780
California  Statewide Community  Development  Authority Series A, 5.25%
due 8/1/2014 (EAH-East Campus Apartments; Insured: ACA)                     NR/A          1,215,000       1,260,854
California  Statewide Community  Development  Authority Series E, 4.70%
due 11/1/2036 put 6/1/2009 (Kaiser Permanente Project)                      NR/A+         2,000,000       2,027,080
Central Union High School  District  Imperial County  Refunding,  5.00%
due 8/1/2012 (Insured: FGIC)                                               Aaa/AAA          830,000         872,845
Cerritos  California Public Financing Authority Revenue Series A, 5.00%
due 11/1/2014 (Tax Allocation Redevelopment Project; Insured: AMBAC)       Aaa/AAA        1,260,000       1,331,417
East Palo Alto Public Financing  University Circle  Gateway/101  Series
A, 5.00% due 10/1/2014 (Insured: Radian)                                   Aa3/AA           670,000         698,709
East Palo Alto Public Financing  University Circle  Gateway/101  Series
A, 5.00% due 10/1/2016 (Insured: Radian)                                   Aa3/AA           735,000         769,038
El Monte COP  Senior  Department  Public  Services  Facility  Phase II,
5.00% due 1/1/2009 (Insured: AMBAC)                                        Aaa/AAA        1,865,000       1,886,727
Fillmore  Public  Financing   Authority,   5.00%  due  5/1/2016  (Water
Recycling Project; Insured: CIFG)                                          Aaa/AAA          735,000         779,504
Fresno County Housing  Authority Multi Family Revenue  Refunding Series
A, 4.90% due 11/1/2027  mandatory put 11/1/2007  (Creek Park Apartments
Project; Collateralized: FNMA)                                             NR/AAA           400,000         401,136
Fresno Unified School District  Series D, 5.00% due 8/1/2009  (Insured:
FSA) (ETM)                                                                 Aaa/AAA          545,000         551,022
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008       NR/BBB+          575,000         585,195
High Desert California Mental Health Care, 5.40% due 10/1/2011              NR/NR         2,500,000       2,521,275
Kern High School District, 7.00% due 8/1/2010 (ETM)                         A1/NR           165,000         179,893
Kern  High  School  District  Refunding  Series A,  6.30% due  8/1/2011
(Insured: MBIA)                                                            Aaa/AAA          500,000         543,465
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            835,000         849,972
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            435,000         446,314
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                        Aaa/AAA        1,400,000       1,460,494
Los Angeles  County  Capital  Asset Leasing  Corp.,  5.00% due 4/1/2008
(Insured: AMBAC)                                                           Aaa/AAA        2,000,000       2,019,080
Los  Angeles  County  Schools,  5.00% due  6/1/2016  (Pooled  Financing
Project B; Insured: MBIA)                                                  Aaa/AAA        1,000,000       1,064,040
Los  Angeles  County  Schools,  5.00% due  6/1/2017  (Pooled  Financing
Project B; Insured: MBIA)                                                  Aaa/AAA        1,010,000       1,075,993
Los Angeles  Department  of Water & Power  Revenue  Series A, 5.25% due
7/1/2011 (Insured: MBIA)                                                   Aaa/AAA        3,000,000       3,155,670
Los Angeles Multi Family  Revenue,  5.85% due 12/1/2027 put  12/01/2007
(Collateralized: FNMA) (AMT)                                               NR/AAA           490,000         492,421
Los  Angeles  Unified  School  District  Series E,  5.50% due  7/1/2012
(Insured: MBIA)                                                            Aaa/AAA        2,500,000       2,683,825
Metropolitan  Water District Southern  California  Waterworks  Revenue,
3.70% due 7/1/2035 put 7/2/2007 (LOC:  Westdeutsche  Landesbank) (daily
demand notes)                                                            VMIG1/A-1+       1,300,000       1,300,000
Milpitas  California Agency Tax Allocation  Redevelopment  Project Area
No 1, 5.00% due 9/1/2015 (Insured: MBIA)                                   Aaa/AAA        2,000,000       2,102,400
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010  (Villa
Delaware Arroyo Project; Insured: ACA)                                      NR/A            765,000         785,946
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007 (Geothermal Project 3-A) (ETM)                                    A2/BBB+          360,000         360,036
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007 (Geothermal Project 3-A)                                          A2/BBB+          340,000         340,027
Northern  California  Power Agency Public  Revenue  Series A, 5.00% due
7/1/2009 (Geothermal Project Number 3)                                     A2/BBB+        4,000,000       4,002,640
Norwalk  California  Redevelopment  Agency  Refunding  Tax  Allocation,
5.00% due 10/1/2014 (Insured: MBIA)                                        Aaa/AAA          625,000         660,962
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)     Aaa/AAA        1,000,000       1,000,110
Oxnard Financing  Authority Solid Waste  Refunding,  5.00% due 5/1/2013
(Insured: AMBAC) (AMT)                                                     Aaa/AAA        2,115,000       2,193,149
Piedmont   Unified   School   District   Series  B,  0%  due   8/1/2013
pre-refunded 8/1/2007                                                      Aa3/NR         1,000,000         691,780
Pomona Unified School District  Refunding  Series A, 6.10% due 2/1/2010
(Insured: MBIA)                                                            Aaa/AAA          320,000         337,648
Richmond Joint Powers  Financing  Authority  Refunding  Lease & Gas Tax
Series A, 5.25% due 5/15/2013                                               NR/NR         2,000,000       2,010,940
Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017             Aa3/AA-        1,000,000       1,053,690
Sacramento City Financing Authority, 0% due 11/1/2014 (Insured: MBIA)      Aaa/AAA        3,310,000       2,443,276
Sacramento  County  Sanitation  District  Financing  Authority  Revenue
Series A, 5.75% due 12/1/2009                                              Aa3/AA           560,000         585,329
Sacramento   Municipal  Utility  District  Electric  Revenue  Refunding
Series C, 5.75% due 11/15/2007 (ETM)                                       Aaa/AAA          330,000         332,204
San Bernardino  County Multi Family Housing Revenue Refunding Series A,
4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA) (2)             Aaa/NR         3,100,000       3,193,746
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.10% due 9/1/2011                                                  NR/NR           190,000         192,822
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.20% due 9/1/2012                                                  NR/NR           205,000         209,381
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.30% due 9/1/2013                                                  NR/NR           300,000         308,718
San  Bernardino  County  Transportation  Authority  Sales  Tax  Revenue
Series A, 6.00% due 3/1/2010 (ETM)                                         Aaa/AAA          555,000         571,656
San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 Aaa/AAA          500,000         518,855
San Diego  County  COP  Developmental  Services  Foundation,  5.50% due
9/1/2017                                                                  Baa3/BBB-       2,000,000       2,063,300
San  Francisco  City & County  Redevelopment  Agency,  0% due  7/1/2010
(George R Moscone Project)                                                 A1/AA-         1,380,000       1,223,329
San  Francisco  Laguna  Honda  Hospital  Series I, 5.00% due  6/15/2014
(Insured: FSA)                                                             Aaa/AAA        2,320,000       2,449,897
San  Jose  Evergreen  Community  College  District  Series  C,  0%  due
9/1/2011 crossover refunded 9/1/2010 (Insured: AMBAC)                      Aaa/AAA        2,200,000       1,824,196
Seal Beach  Redevelopment  Agency  Mobile Home Park  Revenue  Series A,
5.20% due 12/15/2013 (Insured: ACA)                                         NR/A            575,000         601,703
Southeast  Resources  Recovery   Facilities   Authority  Lease  Revenue
Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)                  Aaa/AAA        1,060,000       1,124,533
Southern California Public Power Authority,  5.15% due 7/1/2015 (Public
Power Project; Insured: AMBAC)                                             Aaa/AAA          350,000         374,125
Southern California Public Power Authority,  5.15% due 7/1/2015 (Public
Power Project; Insured: AMBAC)                                             Aaa/AAA          250,000         267,233
Stanton  Multi Family  Housing  Revenue  Bond Series  1997,  5.625% due
8/1/2029 put 8/1/2009  (Continental  Gardens  Project;  Collateralized:
FNMA)                                                                      NR/AAA         4,435,000       4,527,159
Val Verde Unified  School  District COP,  5.00% due 1/1/2014  (Insured:
FGIC) (ETM)                                                                Aaa/AAA          445,000         471,050
Val Verde  Unified  School  District  COP Series B, 5.00% due  1/1/2014
(Insured: FGIC)                                                            Aaa/AAA          430,000         453,155
Ventura  County   Community   College  Series  A,  5.00%  due  8/1/2012
(Insured: MBIA)                                                            Aaa/AAA          500,000         525,810
Victorville  Redevelopment  Agency  Tax  Allocation  Bear  Valley  Road
Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)                  Aaa/AAA          380,000         390,363
Walnut Valley Unified  School  District,  8.75% due 8/1/2010  (Insured:
MBIA) (ETM)                                                                Aaa/AAA        1,000,000       1,139,240
Walnut  Valley  Unified  School  District  Series A, 6.90% due 2/1/2008
(Insured: MBIA)                                                            Aaa/AAA          250,000         254,650
Walnut  Valley  Unified  School  District  Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          100,000         103,518
Washington Township Health Care District Revenue, 5.00% due 7/1/2009        A3/NR           450,000         458,154
Washington  Unified  School  District,  5.00%  due  8/1/2017  (New High
School Project; Insured: AMBAC)                                            NR/AAA           725,000         767,253
West Contra Costa Unified School  District Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          655,000         678,043
Whittier  Solid Waste Revenue  Refunding  Series A, 5.375% due 8/1/2014
(Insured: AMBAC)                                                           Aaa/AAA        1,000,000       1,001,310


TOTAL INVESTMENTS --98.28%(Cost $ 110,744,625)                                                       $   111,434,120


    OTHER ASSETS LESS LIABILITIES -- 1.72%                                                                 1,949,438


    NET ASSETS -- 100.00%                                                                            $   113,383,558

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) Segregated as collateral for a when-issued security.
(2) When-issued security.


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance



Thornburg Intermediate Municipal Fund                                                                 June 30, 2007

CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value


Alabama -- 0.49%
  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                Aaa/AAA    $    800,000  $      821,520
  Lauderdale  County &  Florence  Health  Group  Series  A,  5.75%  due
  7/1/2013 (Insured: MBIA)                                                  Aaa/AAA       1,600,000       1,665,392
Alaska -- 0.62%
  Alaska  Municipal  Bond Bank Series A, 5.00% due 10/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       2,470,000       2,586,979
  Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)           Aaa/AAA         500,000         533,575
Arizona -- 1.60%
  Phoenix  Civic   Improvement  Corp.  Series  B,  5.00%  due  7/1/2016
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,064,100
  Phoenix  Civic   Improvement  Corp.  Series  B,  5.00%  due  7/1/2017
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,065,650
  Pima  County  Industrial  Development  Authority  Series C, 6.70% due
  7/1/2021 (Arizona Charter Schools Project)                                Baa3/NR       2,675,000       2,848,394
  Tucson GO Series D, 9.75% due 7/1/2012 (ETM)                               NR/AA          400,000         501,172
  Tucson GO Series D, 9.75% due 7/1/2013 (ETM)                               NR/AA          500,000         648,170
  Yavapai County Industrial  Development  Authority Series B, 4.45% due
  3/1/2028 put 3/1/2008 (Waste Management, Inc. Project) (AMT)              NR/BBB        2,000,000       1,994,260
Arkansas -- 0.49%
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2012 (Regional Medical Center Project)                                 NR/A         1,135,000       1,195,450
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2013 (Regional Medical Center Project)                                 NR/A         1,200,000       1,262,148
California -- 3.73%
  California   Department  of  Water  Resources  Series  A,  5.75%  due
  5/1/2017 pre-refunded 5/1/2012                                            Aaa/A-        3,000,000       3,268,680
  California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                 Aa2/AA-         675,000         690,694
  California Statewide Community  Development  Authority COP, 5.50% due
  10/1/2007 (Unihealth America Project) (ETM)                               Aaa/AAA       4,500,000       4,519,935
  East Palo  Alto  Public  Financing  Series  A,  5.00%  due  10/1/2017
  (University Circle Gateway 101 Project; Insured: Radian)                  Aa3/AA          770,000         804,565
  El Camino  Hospital  District  Revenue  Series A, 6.25% due 8/15/2017
  (ETM)                                                                     Aaa/AAA       1,000,000       1,115,970
  Golden West Schools Financing  Authority,  0% due 8/1/2018  (Insured:
  MBIA)                                                                     Aaa/AAA       2,140,000       1,197,052
  Irvine Ranch Water  District,  3.80% due 10/1/2010 put 7/2/2007 (LOC:
  Landesbank) (daily demand notes)                                          NR/A-1+       1,100,000       1,100,000
  Los Angeles  Department  of Water & Power  Subseries  B-2,  3.70% due
  7/1/2035 put 7/2/2007 (Insured: BBVA) (daily demand notes)              VMIG1/A-1+      1,500,000       1,500,000
  Redwood  City  Redevelopment   Project  Area  2a,  0%  due  7/15/2023
  (Insured: AMBAC)                                                          Aaa/AAA       2,060,000         973,000
  San Jose Unified School  District COP,  5.00% due 6/1/2021  (Insured:
  FGIC)                                                                     Aaa/AAA       1,580,000       1,651,179
  Washington  Unified  School  District,  5.00% due 8/1/2022  (New High
  School Project; Insured: AMBAC)                                           NR/AAA        2,010,000       2,089,053
Colorado -- 5.63%
  Adams County  Communication  Center COP Series A, 5.75% due 12/1/2016
  (1)                                                                       Baa1/NR       1,265,000       1,309,579
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2014 (Insured: FHA 242; MBIA)                                         NR/AAA        1,000,000       1,052,830
  Arvada IDRB, 5.60% due 12/1/2012 (Wanco Inc.  Project;  LOC: US Bank,
  N.A.)                                                                      NR/NR          450,000         451,355
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,038,640
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                           NR/AA        4,000,000       4,063,640
  Colorado  Educational  &  Cultural  Facilities  Refunding,  5.25% due
  8/15/2019 (Peak to Peak Charter School Project; Insured: XLCA)            Aaa/AAA       1,475,000       1,557,747
  Colorado  Educational  &  Cultural  Facilities  Refunding,  6.00% due
  4/1/2021 (Cherry Creek Charter School Project)                            Baa2/NR         500,000         514,640
  Denver City & County COP Series B, 5.00% due  12/1/2011  (Roslyn Fire
  Station Project)                                                          Aa2/AA        2,465,000       2,555,835
  Denver  Convention Center Hotel Authority  Refunding  Series,  5.125%
  due 12/1/2017 (Insured: XLCA)                                             Aaa/AAA       4,215,000       4,487,247
  El Paso County GO School District 11, 7.10% due 12/1/2013  (State Aid
  Withholding)                                                              Aa3/AA-         500,000         585,460
  Madre   Metropolitan   District  2  Colorado  Series  A,  5.375%  due
  12/1/2026                                                                  NR/NR        2,220,000       2,192,250
  Murphy Creek Metropolitan  District 3 Refunding & Improvement,  6.00%
  due 12/1/2026                                                              NR/NR        2,000,000       2,059,800
  North Range Metropolitan District 1 Colorado, 5.00% due 12/15/2021         NR/A         1,500,000       1,528,275
  Northwest Parkway Public Highway  Authority Senior  Convertible C, 0%
  due 6/15/2014 (Insured: FSA)                                              Aaa/AAA       1,005,000         875,656
  Plaza  Metropolitan  District 1 Colorado Public  Improvement  Fee/Tax
  Increment, 7.70% due 12/1/2017                                             NR/NR        2,500,000       2,746,850
  Southlands Metropolitan District  1 GO, 7.00% due 12/1/2024                NR/NR        1,370,000       1,501,630
  Thornton County SFMR Series 1992-A, 8.05% due 8/1/2009                     A3/NR            5,000           5,012
Connecticut -- 0.16%
  Connecticut State Health & Educational  Facilities  Authority Revenue
  Series  V-2,  3.80%  due  7/1/2036  put  7/2/2007  (Yale   University
  Project) (daily demand notes)                                           VMIG1/A-1+        800,000         800,000
Delaware -- 0.31%
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2016 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,500,000       1,556,460
District Of Columbia -- 2.21%
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)              Aaa/AAA       2,000,000       2,123,140
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)              Aaa/AAA       3,900,000       4,058,925
  District of Columbia COP, 5.00% due 1/1/2023 (Insured: FGIC)              Aaa/AAA       1,000,000       1,035,010
  District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)         Aaa/AAA         600,000         613,062
  District  of  Columbia   Refunding   Series  B,  6.00%  due  6/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,000,000       3,367,470
Florida -- 10.81%
  Broward County HFA Multi Family Housing Revenue,  5.40% due 10/1/2011
  (Pembroke Park Apartments Project;  Guaranty: Florida Housing Finance
  Corp.) (AMT)                                                               NR/NR          535,000         541,795
  Broward  County  Resource  Recovery  Revenue  Refunding,   5.00%  due
  12/1/2007 (Wheelabrator South Project)                                     A3/AA        1,775,000       1,783,822
  Broward County Resource  Recovery  Revenue  Refunding Series A, 5.50%
  due 12/1/2008 (Wheelabrator South Project)                                 A3/AA          500,000         511,455
  Broward  County  School Board Series A, 5.00% due 7/1/2020  (Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,039,690
  Capital  Trust Agency Multi Family  Housing  Revenue  Series A, 5.15%
  due  11/1/2030  put  11/1/2010  (Shadow Run Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        1,000,000       1,027,530
  Collier  County HFA Multi Family Revenue A-1, 4.90% due 2/15/2032 put
  2/15/2012 (Goodlette Arms Project; Collateralized: FNMA)                  Aaa/NR        1,000,000       1,034,170
  Cooper City  Utility  Systems  Refunding  Series A, 0% due  10/1/2013
  (Insured: AMBAC)                                                          Aaa/AAA       2,845,000       1,808,794
  Crossings at Fleming Island  Community  Development  Refunding Series
  A, 5.60% due 5/1/2012 (Insured: MBIA)                                     Aaa/AAA         265,000         279,040
  Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)      Aaa/AAA       2,185,000       2,315,466
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                              Aaa/AAA         870,000         871,479
  Escambia County HFA Revenue,  5.95% due 7/1/2020 (Florida Health Care
  Facility Loan Project; Insured: AMBAC)                                    Aaa/NR          560,000         578,043
  Escambia  County HFA Revenue Series C, 5.125% due 10/1/2014  (Baptist
  Hospital/Baptist Manor Project)                                          Baa1/BBB+      1,000,000       1,017,180
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2020
  (Insured: FSA)                                                            Aaa/AAA       2,560,000       2,649,395
  Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014         Aa1/AAA         905,000       1,063,918
  Florida Board of Education GO Capital Outlay, 5.75% due 6/1/2018          Aa1/AAA       1,460,000       1,540,271
  Florida  Housing Finance  Agency,  3.90% due 12/1/2007  (Multi Family
  Guaranteed Mortgage; LOC: Wachovia Bank)                                  NR/AA-        1,000,000         999,840
  Florida  Housing  Finance  Corp.,  5.10% due  10/1/2011  pre-refunded
  10/1/2010 (Augustine Club Apartments Project; Insured: MBIA)              Aaa/NR          200,000         210,282
  Florida  Housing  Finance  Corp.,  5.40%  due  4/1/2014  pre-refunded
  10/1/2010 (Augustine Club Apartments Project; Insured: MBIA)              Aaa/NR          415,000         440,103
  Florida Housing Finance Corp.  Revenue  Homeowner  Mortgage Series 1,
  4.80% due 1/1/2016                                                        Aa1/AA          300,000         306,339
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2018 (South Florida Evaluation Treatment Project)                    NR/AA+        2,090,000       2,171,928
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2019 (South Florida Evaluation Treatment Project)                    NR/AA+        2,255,000       2,337,082
  Florida State Department of Environmental  Protection  Revenue Series
  A, 5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)            Aaa/AAA       1,000,000       1,052,140
  Grand  Haven   Community   Development   District   Florida   Special
  Assessment Series A, 6.90% due 5/1/2019                                    NR/NR          275,000         275,371
  Highlands  County Health  Facilities  Authority  Refunding  Series A,
  5.00% due 11/15/2019 (Adventist Health Hospital Project)                   A1/A+        1,100,000       1,120,284
  Highlands  County Health  Facilities  Authority  Refunding  Series A,
  5.00% due 11/15/2019 (Adventist Health Hospital Project)                   A1/A+        1,000,000       1,018,440
  Hillsborough   County   Assessment   Capacity,   5.00%  due  3/1/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,000,000       1,044,790
  Hillsborough County Industrial  Development  Authority PCR, 5.10% due
  10/1/2013 (Tampa Electric Co. Project)                                   Baa2/BBB-      1,000,000       1,034,070
  Jacksonville HFA Hospital Revenue,  5.75% due 8/15/2014  pre-refunded
  8/15/2011                                                                 Aa2/NR        1,000,000       1,047,000
  Jacksonville   Water  &  Sewer  District  COP,  5.00%  due  10/1/2020
  pre-refunded 10/1/2008                                                    Aaa/AAA       1,000,000       1,013,910
  Manatee  County  Florida  Revenue  Refunding,   5.00%  due  10/1/2016
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,050,480
  Marion  County  Hospital  District  Revenue   Refunding,   5.00%  due
  10/1/2022                                                                  A2/NR        1,000,000       1,011,930
  Miami  Dade  County  Special  Housing  Revenue  Refunding,  5.80% due
  10/1/2012 (HUD Section 8)                                                 Baa3/NR         795,000         813,373
  Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)                      Aaa/AAA       1,000,000       1,060,880
  North  Miami  HFA  Revenue,  6.00%  due  8/15/2024  (Catholic  Health
  Services Obligation Group Project; LOC: Suntrust Bank)                    Aa3/NR          300,000         307,260
  Orange County HFA Revenue Refunding,  5.125% due 6/1/2014  (Mayflower
  Retirement Project; Insured: Radian)                                       NR/AA        1,000,000       1,024,300
  Orange   County  HFA  Revenue   Refunding,   6.375%  due   11/15/2020
  pre-refunded 11/15/10 (Adventist Health Systems Project)                   A1/NR        1,000,000       1,082,050
  Orange  County HFA  Revenue  Unrefunded  Balance  Series A, 6.25% due
  10/1/2013 (Orlando Regional Hospital Project; Insured: MBIA)              Aaa/AAA         440,000         488,880
  Orange  County HFA  Revenue  Unrefunded  Balance  Series A, 6.25% due
  10/1/2016 (Orlando Regional Hospital Project; Insured: MBIA)              Aaa/AAA         280,000         317,744
  Orange   County  School  Board  COP  Series  A,  6.00%  due  8/1/2008
  (Insured: MBIA)                                                           Aaa/NR        1,580,000       1,616,624
  Orange   County  School  Board  COP  Series  A,  5.50%  due  8/1/2017
  pre-refunded 8/01/2012 (Insured: MBIA)                                    Aaa/AAA         735,000         785,281
  Orlando  & Orange  County  Expressway  Revenue,  8.25%  due  7/1/2014
  (Insured: FGIC)                                                           Aaa/AAA         500,000         625,590
  Port  Everglades  Authority  Revenue  Refunding  Series A,  5.00% due
  9/1/2016 (Insured: FSA)                                                   Aaa/AAA       5,635,000       5,647,059
  South  Miami  HFA,  5.00%  due  8/15/2022  (Baptist  Health  Southern
  Florida Group Project)                                                    Aa3/AA-       1,500,000       1,534,635
  St. John's County  Industrial  Development  Authority Series A, 5.50%
  due 8/1/2014 (Presbyterian Retirement Project)                             NR/NR        1,000,000       1,045,260
  Tampa  Revenue,   5.50%  due  11/15/2013   (Catholic  Health  Systems
  Project; Insured: MBIA)                                                   Aaa/AAA       1,050,000       1,126,230
  Turtle Run Community  Development  District Water Management  Special
  Assessment, 5.00% due 5/1/2011 (Insured: MBIA)                            Aaa/AAA         820,000         837,991
  University of Central Florida COP Convocation  Corp.  Series A, 5.00%
  due 10/1/2019 (Insured: FGIC)                                             Aaa/AAA       1,135,000       1,182,681
  USF  Financing  Corp.  COP Master Lease  Program  Series A, 5.00% due
  7/1/2018 (Insured: AMBAC)                                                 Aaa/AAA       1,000,000       1,038,410
Georgia -- 0.05%
  Georgia  Municipal   Electric   Authority  Power  Revenue  Unrefunded
  Balance 2005 Series Y, 10.00% due 1/1/2010                                 A1/A+          230,000         262,591
Hawaii -- 0.43%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013 (Kapiolani
  Health Care; Insured: MBIA)                                               Aaa/AAA       2,000,000       2,165,140
Idaho -- 0.40%
  Boise City IDRB  Corp.,  5.00% due  5/15/2020  (Western  Trailer  Co.
  Project; LOC:  Wells Fargo)                                               Aaa/NR        2,000,000       2,015,680
Illinois -- 8.76%
  Champaign  County  Community  School  District  GO  Series  C, 0% due
  1/1/2011 pre-refunded 1/1/2010                                            Aaa/AAA         800,000         686,168
  Chicago Housing Authority, 5.00% due 7/1/2008 (ETM)                       Aaa/NR        3,020,000       3,056,300
  Chicago Midway Airport Revenue  Refunding Second Lien Series A, 5.00%
  due 1/1/2019 (Insured: AMBAC)                                             Aaa/AAA       1,210,000       1,240,419
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont Project; Insured: ACA)                                             NR/A         2,285,000       2,331,660
  Chicago Tax Increment  Allocation  Series A, 6.50% due 12/1/2008 (Sub
  Central Loop Redevelopment Project; Insured ACA)                           NR/A         1,500,000       1,551,075
  Chicago Wastewater  Transmission Revenue Refunding Second Lien, 5.50%
  due 1/1/2013 (Insured: MBIA)                                              Aaa/AAA         650,000         696,091
  Cook County Capital  Improvement  GO, 5.50% due 11/15/2008  (Insured:
  FGIC)                                                                     Aaa/AAA         500,000         505,655
  Cook County School District GO Series D, 0% due 12/1/2022                  NR/NR        2,000,000         987,320
  Freeport  GO, 5.375% due 1/1/2018 (Insured: MBIA)                         Aaa/AAA       1,500,000       1,583,565
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2012
  (Adventist Health Group Project; Insured: MBIA)                           Aaa/AAA       2,860,000       3,049,990
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.90% due 7/1/2009                                     NR/BBB          315,000         320,386
  Illinois Educational  Facilities  Authority,  4.75% due 11/1/2036 put
  11/1/2016 (Field Museum Project)                                           A2/A         1,160,000       1,166,890
  Illinois  Educational   Facilities  Authority  Series  B,  5.50%  due
  5/15/2018 (Midwestern State University Project; Insured: ACA)              NR/A         1,500,000       1,525,545
  Illinois Finance Authority, 5.00% due 8/1/2022 (Insured: XLCA)            NR/AAA        1,000,000       1,043,450
  Illinois Finance  Authority,  5.00% due 2/1/2027  (Newman  Foundation
  Project; Insured: Radian)                                                  NR/AA        1,220,000       1,241,338
  Illinois HFA, 6.00% due 7/1/2011  (Loyola  University  Health Systems
  Project; Insured: MBIA)                                                   Aaa/AAA       1,370,000       1,469,435
  Illinois HFA, 6.00% due 7/1/2012  (Loyola  University  Health Systems
  Project; Insured: MBIA) (ETM)                                             Aaa/AAA         230,000         250,245
  Illinois HFA, 6.00% due 7/1/2012  (Loyola  University  Health Systems
  Project; Insured: MBIA)                                                   Aaa/AAA       1,080,000       1,170,990
  Illinois  HFA,  6.25% due  11/15/2019  pre-refunded  11/15/2009  (OSF
  Healthcare Project)                                                        A2/A         1,250,000       1,327,425
  Illinois  HFA,  5.70% due  2/20/2021  (Midwest  Care Center  Project;
  Collateralized: GNMA)                                                     Aaa/NR          950,000       1,004,720
  Illinois  HFA Series A, 5.75% due  8/15/2013  pre-refunded  8/15/2009
  (Children's Memorial Hospital Project; Insured: AMBAC)                    Aaa/AAA       1,900,000       1,988,502
  Illinois University  Revenues,  5.25% due 1/15/2018 (UIC South Campus
  Development Project; Insured: FGIC)                                       Aaa/AAA       1,205,000       1,274,601
  Melrose Park Tax Increment  Series B, 6.50% due 12/15/2015  (Insured:
  FSA)                                                                      Aaa/AAA       1,015,000       1,096,921
  Sangamon  County School  District Series A, 5.875% due 8/15/2018 (Hay
  Edwards Project; Insured: ACA)                                             NR/A         2,400,000       2,538,216
  Sherman  Revenue  Refunding  Mortgage,  6.10%  due  10/1/2014  (Villa
  Vianney Health Care Project; Collateralized: GNMA)                        NR/AAA        1,170,000       1,228,605
  Sherman  Revenue  Refunding  Mortgage,  6.20%  due  10/1/2019  (Villa
  Vianney Health Care Project; Collateralized: GNMA)                        NR/AAA        1,600,000       1,681,520
  Southern  Illinois  University  Revenues,  0% due 4/1/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,425,000       1,073,296
  Southwestern Illinois Development Authority,  0% due 12/1/2024 (Local
  Govt. Project; Insured: FSA)                                              NR/AAA        3,500,000       1,531,705
  University of Illinois Revenue, 0% due 4/1/2014 (Insured: MBIA)           Aaa/AAA       1,590,000       1,198,367
  West Chicago IDRB, 6.90% due 9/1/2024 (Leggett & Platt Inc. Project)       NR/A         1,000,000       1,002,080
  Will & Kendall  Counties  Community  Series B,  5.125%  due  1/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,036,120
  Will  County  Community  School  District  365-U,  0%  due  11/1/2011
  (Insured: FSA)                                                            Aaa/AAA       3,000,000       2,516,670
Indiana -- 6.56%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology Project)                                           NR/NR          895,000         922,584
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology Project)                                           NR/NR        1,355,000       1,431,598
  Allen County Jail  Building  Corp.  GO, 5.00% due 4/1/2018  (Insured:
  XLCA)                                                                     Aaa/AAA       2,495,000       2,605,953
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2018                                                                 A3/NR        1,560,000       1,620,263
  Allen County War  Memorial  Series A, 5.25% due  11/1/2013  (Insured:
  AMBAC)                                                                    Aaa/NR        1,000,000       1,058,930
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                 Aaa/AAA       1,000,000       1,060,030
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2016  (Performing
  Arts Center)                                                              Aa2/AA        1,730,000       1,181,348
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2021  (Performing
  Arts Center)                                                              Aa2/AA        2,000,000       1,045,620
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,602,703
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       2,024,275
  East Chicago  Elementary  School  Building First  Mortgage  Series A,
  6.25% due 7/5/2008 (State Aid Withholding)                                 NR/A           180,000         182,139
  Fishers Redevelopment Authority, 5.25% due 2/1/2018 (Insured: XLCA)       Aaa/AAA       1,500,000       1,600,155
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)       Aaa/AAA       1,025,000       1,090,487
  Gary  Building  Corp. - Lake County  First  Mortgage  Series  1994-B,
  8.25% due 7/1/2010 (Sears Building Project)                                NR/NR          560,000         561,271
  Goshen Chandler School Building, 0% due 1/15/2011 (Insured: MBIA)         Aaa/AAA       1,020,000         883,891
  Goshen  Multi-School  Building Corp.,  5.20% due 7/15/2007  (Insured:
  MBIA) (ETM)                                                               Aaa/AAA         485,000         485,252
  Huntington Economic Development  Revenue,  6.40% due 5/1/2015 (United
  Methodist Memorial Project)                                                NR/NR        1,000,000       1,025,620
  Indiana Bond Bank Revenue  Refunding Special Programs Series A, 5.25%
  due 4/1/2023 (Hendricks Regional Project)                                 NR/AAA        2,000,000       2,158,440
  Indiana  Health  Facility  Hospital   Revenue,   5.75%  due  9/1/2015
  (Methodist Hospital) (ETM)                                                NR/AAA          575,000         580,256
  Indiana  Health  Facility  Hospital  Revenue,   5.40%  due  2/15/2016
  pre-refunded  8/15/2010  (Clarian  Health  Obligation  Group Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,053,680
  Indiana State Educational  Facilities  Authority  Revenue,  5.65% due
  10/1/2015 (University of Indianapolis Project)                             NR/A-        1,065,000       1,106,588
  Indiana State Educational  Facilities  Authority  Revenue,  5.70% due
  10/1/2016 (University of Indianapolis Project)                             NR/A-        1,025,000       1,065,221
  Indianapolis  Local  Public  Improvement  Bond Bank,  0% due 7/1/2009
  (ETM)                                                                     Aa2/AA-         740,000         684,707
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2017  (146th
  Street Extension Project)                                                  NR/A+        1,000,000       1,038,740
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2020  (146th
  Street Extension Project)                                                  NR/A+        1,000,000       1,031,650
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A-        1,000,000       1,024,170
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2012
  pre-refunded 1/15/2012                                                     NR/AA        1,200,000       1,284,120
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,685,000       1,806,388
Iowa -- 1.91%
  Coralville COP Series D, 5.25% due 6/1/2022                                A2/NR        2,980,000       3,082,840
  Iowa Finance  Authority  Health Care  Facilities,  6.00% due 7/1/2013
  (Genesis Medical Center Project)                                           A1/NR        1,000,000       1,046,020
  Iowa Finance Authority Hospital Facility Revenue,  6.00% due 7/1/2012
  (Trinity Regional Hospital Project; Insured: FSA)                         Aaa/AAA       1,000,000       1,056,600
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.75%  due
  2/15/2016 pre-refunded 2/15/2010 (Iowa Health Services Project)           Aa3/NR        1,000,000       1,077,680
  Iowa Finance Authority Revenue,  6.00% due 12/1/2018 (Catholic Health
  Initiatives Project)                                                      Aa2/AA        2,000,000       2,114,540
  Iowa  Finance   Authority  Revenue  Series  B,  5.75%  due  12/1/2015
  (Trinity Health Project)                                                  Aa2/AA-       1,250,000       1,316,650
Kansas -- 1.62%
  Burlington  Environmental  Improvement  Revenue Refunding,  4.75% due
  9/1/2015 (Kansas City Power & Light Project)                              A3/BBB        1,500,000       1,501,770
  Olathe Tax Increment Revenue Special  Obligation,  5.45% due 9/1/2022
  (West Village Center Project) (2)                                          NR/NR        1,155,000       1,159,216
  Wichita Hospital Revenue Refunding  Improvement  Series XI, 6.75% due
  11/15/2019 (Via Christi Health System Project)                             NR/A+        4,200,000       4,461,072
  Wyandotte  County School District 204 Refunding & Improvement  Series
  A, 5.00% due 9/1/2014 (Insured: FGIC)                                     Aaa/NR        1,030,000       1,089,472
Kentucky -- 0.97%
  Kentucky Economic Development Finance Authority,  5.85% due 10/1/2015
  pre-refunded 10/1/2013 (Norton Healthcare Project; Insured: MBIA)         Aaa/AAA       1,335,000       1,476,910
  Kentucky Economic  Development Finance Authority  Unrefunded Balance,
  5.85% due 10/1/2015 (Norton Healthcare Project; Insured: MBIA)            Aaa/AAA       2,665,000       2,916,603
  Wilmore  Housing  Facilities  Revenue,  5.55%  due  7/1/2013  (Wesley
  Methodist Village; LOC: Allied Irish Bank plc)                             NR/NR          530,000         542,487
Louisiana -- 1.91%
  Jefferson  Sales Tax District  Revenue  Series B, 5.50% due 12/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,595,000       1,632,658
  Louisiana Local Government  Environment  Series A, 4.10% due 9/1/2007
  (Bellemont Apartment Housing Project)                                     Baa3/NR          85,000          84,993
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2021
  (Archdiocese of New Orleans Project; Insured: CIFG)                       Aaa/AAA         980,000       1,018,328
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2023
  (Archdiocese of New Orleans Project; Insured: CIFG)                       Aaa/AAA       1,000,000       1,035,030
  Morehouse  Parish  Pollution  Revenue  Refunding  Series A, 5.25% due
  11/15/2013 (International Paper Co. Project)                             Baa3/BBB       3,000,000       3,109,920
  Orleans Levee District  Trust Receipts  Series A, 5.95% due 11/1/2007
  (Insured: FSA)                                                            Aaa/AAA         360,000         362,498
  St.  Tammany  Parish  Sales  Tax  District  No.  03  Sales  & Use Tax
  Revenue, 5.00% due 6/1/2019 (Insured: CIFG)                               NR/AAA        1,300,000       1,371,331
  St.  Tammany  Parish  Sales  Tax  District  No.  03  Sales  & Use Tax
  Revenue, 5.00% due 6/1/2020 (Insured: CIFG)                               NR/AAA        1,000,000       1,052,140
Massachusetts -- 0.29%
  Massachusetts  HFA Housing  Development  Series A, 5.05% due 6/1/2010
  (Insured: MBIA) (AMT)                                                     Aaa/AAA         515,000         523,734
  Massachusetts  HFA Series A,  6.125% due  12/1/2011  (Insured:  MBIA)
  (AMT)                                                                     Aaa/AAA         950,000         965,219
Michigan -- 1.28%
  Kalamazoo  Hospital Finance  Authority  Revenue Series 1994-A,  6.25%
  due 6/1/2014 (Borgess Medical Center Project) (ETM)                       Aaa/AAA         650,000         733,460
  Kent  Hospital  Finance  Authority,  7.25%  due  1/15/2013  (Spectrum
  Health Project; Insured: MBIA)                                            Aaa/AAA       1,000,000       1,084,940
  Michigan Public Educational  Facilities Authority Revenue,  5.50% due
  9/1/2022 (Black River School Project)                                      NR/NR        1,110,000       1,115,461
  Michigan  State  Building  Authority  Revenue  Refunding   Facilities
  Program Series I, 5.25% due 10/15/2017 (Insured: FSA)                     Aaa/AAA       2,450,000       2,590,826
  Southfield  Economic  Development Corp. Revenue Refunding,  7.25% due
  12/1/2010 (N.W. 12 Limited Partnership Transcon Builders)                  NR/NR          965,000         965,068
Minnesota -- 0.76%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligation Group Project)                                                Baa1/BBB       1,000,000       1,070,730
  Southern  Minnesota  Municipal  Power Agency Supply,  pre-refunded to
  various dates, Series A, 5.75% due 1/1/2018 (Insured: MBIA)               Aaa/AAA         700,000         757,211
  St. Paul  Housing &  Redevelopment  Authority  Health  Care  Facility
  Revenue,  5.25%  due  5/15/2020  (Health  Partners  Obligation  Group
  Project)                                                                 Baa1/BBB       1,965,000       2,013,123
Mississippi -- 0.69%
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply Series A, 5.00% due 3/1/2018 (Insured: XLCA)          Aaa/AAA         920,000         964,657
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply Series A, 5.00% due 3/1/2020 (Insured: XLCA)          Aaa/AAA       1,000,000       1,042,080
  Mississippi  Higher   Educational   Authority  Series  C,  7.50%  due
  9/1/2009 (Guaranty: Student Loans) (AMT)                                   A2/NR        1,500,000       1,503,315
Missouri -- 1.03%
  Missouri  Development  Finance Board  Healthcare  Series A, 5.40% due
  11/1/2018 (Lutheran Home for the Aged Project; LOC: Commerce Bank)        Aa2/NR        2,025,000       2,072,426
  Missouri  Development  Finance  Board  Series A,  5.00% due  4/1/2019
  (Eastland Center Project)                                                  NR/A+        1,000,000       1,022,400
  Springfield  Public  Utilities  Revenue Series A, 5.00% due 12/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       2,000,000       2,108,980
Montana -- 0.14%
  Montana Facilities Financing Authority,  5.00% due 1/1/2022 (St. Luke
  Community Healthcare Project)                                             Aa3/NR          670,000         693,055
Nebraska -- 0.18%
  Madison  County  Hospital  Authority  1 Hospital  Revenue,  5.50% due
  7/1/2014 (Faith Regional Health Services Project; Insured: Radian)         NR/AA          845,000         886,135
Nevada -- 0.87%
  Las  Vegas  Special  Improvement   District  Refunding  Senior  Local
  Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)                  Aaa/AAA       1,135,000       1,170,526
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000       1,030,440
  Washoe County Reno Sparks Series B, 0% due 7/1/2011 (Insured: FSA)        Aaa/AAA       2,600,000       2,209,896
New Hampshire -- 1.38%
  Manchester  Housing  &  Redevelopment  Authority  Series  B,  0%  due
  1/1/2016 (Insured: Radian)                                                 NR/A         4,990,000       3,378,579
  New  Hampshire  PCR,  5.375% due  5/1/2014  (Central  Maine Power Co.
  Project)                                                                  A3/BBB+       3,500,000       3,624,145
New Jersey -- 0.30%
  New Jersey EDA Refunding Revenue,  7.50% due 12/1/2019  (Spectrum for
  Living Development Project)                                                NR/NR          200,000         200,568
  New  Jersey EDA School  Facilities  Construction  Series O, 5.00% due
  3/1/2019                                                                  A1/AA-        1,280,000       1,332,685
New Mexico -- 1.59%
  Albuquerque  Airport Revenue Refunding,  5.00% due 7/1/2008 (Insured:
  AMBAC) (AMT)                                                              Aaa/AAA       1,000,000       1,011,140
  Farmington PCR, 3.80% due 9/1/2024 put 7/2/2007 (LOC:  Barclays Bank)
  (daily demand notes)                                                      P1/A-1+       1,140,000       1,140,000
  Farmington  PCR  Series A,  3.90% due  5/1/2024  put  7/2/2007  (LOC:
  Barclays Bank) (daily demand notes)                                       P1/A-1+       2,300,000       2,300,000
  Sandoval  County  Incentive  Payment  Revenue  Refunding,  5.00%  due
  6/1/2020 (Intel Corp. Project)                                             NR/A+        2,000,000       2,072,700
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation Project)                                                        NR/NR        1,515,000       1,548,769
New York -- 2.06%
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009        Aaa/AAA       1,000,000       1,061,390
  New York City  Industrial  Development  Agency  Series  A,  5.00% due
  6/1/2010 (Lycee Francais De New York Project; Insured: ACA)                NR/A         1,175,000       1,200,133
  New York City  Municipal  Water  Series C,  3.90% due  6/15/2033  put
  7/2/2007 (LOC: Dexia) (daily demand notes)                              VMIG1/A-1+        600,000         600,000
  New York City Transitional  Finance  Authority  Refunding Series A-1,
  5.00% due 11/1/2020                                                       Aa1/AAA       3,000,000       3,149,040
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art Project; Insured: ACA)                                NR/A           875,000         918,365
  New York  Housing  Finance  Service  Series A,  6.375% due  9/15/2015
  pre-refunded 9/15/2007                                                    A1/AAA          220,000         221,162
  New York Series I, 3.88% due  4/1/2036  put  7/2/2007  (LOC:  Bank of
  America) (daily demand notes)                                           VMIG1/A-1+      2,400,000       2,400,000
  New York State Dormitory Authority,  5.00% due 7/1/2017 (Bishop Henry
  B. Hucles Nursing Project; Insured: SONYMA)                               Aa1/NR          850,000         894,361
North Carolina -- 0.71%
  Franklin County COP, 5.00% due 9/1/2022 (Public  Facilities  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,500,000       1,573,080
  North  Carolina  Housing  Finance  Agency Single Family  Revenue Bond
  Series BB, 6.50% due 9/1/2026                                             Aa2/AA          940,000         958,396
  North  Carolina  Medical  Care,  5.00% due 9/1/2013  (Rowan  Regional
  Medical Center Project; Insured: FSA & FHA 242)                           Aaa/AAA       1,000,000       1,050,420
North Dakota -- 0.26%
  North Dakota State Housing  Finance  Agency Home  Mortgage  Series A,
  5.70% due 7/1/2030                                                        Aa1/NR          310,000         312,111
  Ward  County  Health Care  Facilities  Revenue,  5.125% due  7/1/2021
  Trinity Obligated Group Project)                                          NR/BBB+       1,000,000       1,012,590
Ohio -- 2.72%
  Butler  County   Transportation   Improvement,   6.00%  due  4/1/2010
  pre-refunded 4/1/2008 (Insured: FSA)                                      Aaa/AAA       1,000,000       1,036,060
  Central Ohio Solid Waste Authority Series B, 5.00% due 12/1/2008          Aa2/AA+       2,530,000       2,572,732
  Cleveland   Cuyahoga  County  Development  Bond  Fund  A,  6.25%  due
  5/15/2016 (LOC: FifthThird Bank)                                           NR/NR        1,255,000       1,341,331
  Cuyahoga  County  Hospital  Revenue  Refunding  Series  A,  4.75% due
  2/15/2008 (Metrohealth Systems Project; Insured: MBIA)                    Aaa/AAA       1,000,000       1,005,730
  Franklin  County  Health  Care  Revenue  Series  1995-A,   6.00%  due
  11/1/2010 (Heinzerling Foundation Project; LOC: Banc One)                 Aa2/NR          780,000         784,641
  Hamilton  Wastewater Systems Revenue  Refunding,  5.25% due 10/1/2017
  (Insured: FSA)                                                            Aaa/AAA       1,500,000       1,614,570
  Marysville  School  District COP,  5.25% due  12/1/2017  pre-refunded
  6/1/2015 (School Facilities Project; Insured: MBIA)                       Aaa/AAA       2,000,000       2,152,780
  North   Ridgeville    Economic    Development,    0%   due   2/1/2015
  (Collateralized: FHA)                                                     NR/AAA          340,000         182,488
  Ohio State Higher Educational  Facilities Revenue, 5.05% due 7/1/2037
  put 7/1/2016 (Kenyon College Project)                                      A1/A+        2,200,000       2,285,470
  Reynoldsburg  Health Care Facilities Revenue Bonds Series 1997, 5.70%
  due 10/20/2012 (Collateralized: GNMA)                                     Aaa/NR          760,000         783,644
Oklahoma -- 2.93%
  Alva  Hospital  Authority  Hospital  Revenue  Sales  Tax,  5.25%  due
  6/1/2025 (Insured: Radian)                                                Aa3/AA        1,505,000       1,582,538
  Comanche  County  Hospital  Authority  Revenue,  5.25%  due  7/1/2019
  (Insured: Radian)                                                         Aa3/AA        3,345,000       3,515,528
  Oklahoma  City  Municipal  Improvement  Authority,  0%  due  7/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,020,000         981,821
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2011
  (Insured: AMBAC)                                                          Aaa/AAA       1,125,000         957,701
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2013
  (Insured: AMBAC)                                                          Aaa/AAA       1,485,000       1,161,047
  Oklahoma  Development  Finance Authority Hospital  Association Pooled
  Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)                           Aaa/AAA         825,000         866,102
  Oklahoma Industrial Authority Revenue Refunding,  6.00% due 8/15/2010
  (Integris Baptist Project; Insured: AMBAC)                                Aaa/AAA         750,000         795,120
  Tulsa County Independent School District Combined Purpose,  4.50% due
  8/1/2007                                                                  Aa3/AA-       2,800,000       2,801,736
  Tulsa County Industrial Authority,  5.00% due 12/15/2015 (St. Francis
  Health Systems Project)                                                   Aa3/AA          750,000         782,085
  Tulsa  Industrial  Authority  Revenue  Refunding  Series A, 6.00% due
  10/1/2016 (University of Tulsa Project; Insured: MBIA)                    Aaa/AAA       1,250,000       1,379,475
Oregon -- 0.49%
  Forest  Grove  Campus  Improvement  & Refunding  Pacific  University,
  6.00% due 5/1/2015 pre-refunded 5/1/2010 (Insured: Radian)                 NR/AA          800,000         844,024
  Oregon State Housing & Community  Services  Department  Single Family
  Mortgage Program Series B, 5.35% due 7/1/2018 (AMT)                       Aa2/NR          665,000         668,059
  Portland  Housing  Authority  Revenue  Refunding,  4.75% due 5/1/2022
  (Yards Union Station Project)                                             Aa2/NR        1,000,000         967,860
Pennsylvania -- 1.83%
  Allegheny  County  Hospital  Development  Health  Series B, 6.50% due
  5/1/2012 (South Hills Health Systems Project)                             Baa1/NR       1,400,000       1,489,082
  Carbon County Industrial  Development Authority Refunding,  6.65% due
  5/1/2010 (Panther Creek Partners Project)                                 NR/BBB-       1,140,000       1,184,836
  Chartiers Valley Industrial & Community Development Authority,  5.75%
  due 12/1/2022 (Asbury Health Center Project)                               NR/NR          900,000         923,652
  Chester  County School  Authority,  5.00% due 4/1/2020  (Intermediate
  Unit Project; Insured: AMBAC)                                             NR/AAA        2,310,000       2,408,175
  Lancaster County Series B, 0% due 5/1/2014 (Insured: FGIC)                Aaa/NR          795,000         596,298
  Lancaster County Series B, 0% due 5/1/2015 (Insured: FGIC)                Aaa/NR          800,000         566,680
  Lehigh County  General  Purpose  Shepard Rehab.  Hospital,  6.00% due
  11/15/2007 (Insured: AMBAC)                                               Aaa/AAA         785,000         791,437
  Pennsylvania  Higher Education  University Series 14, 0% due 7/1/2020
  (Insured: AMBAC)                                                          Aaa/AAA       2,032,839         780,285
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)                 Aaa/AAA         500,000         518,295
Rhode Island -- 0.70%
  Rhode Island Health & Education  Building Corp.,  5.00% due 3/15/2014
  (Salve Regina University; Insured: Radian)                                 NR/AA        1,065,000       1,107,813
  Rhode Island Health & Education  Building  Corp.,  6.00% due 8/1/2014
  (Credit Support: FHA)                                                      NR/AA        1,000,000       1,043,650
  Rhode Island Health & Education  Building Corp.  Hospital  Financing,
  5.25% due 7/1/2015 (Memorial Hospital Project; LOC: Fleet Bank)           NR/AA+        1,325,000       1,384,585
South Carolina -- 4.06%
  Berkeley  County  School  District   Installment   Lease,  5.00%  due
  12/1/2019                                                                  A3/A-        2,000,000       2,074,480
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District Project)                     A1/AA-        1,855,000       1,955,560
  Darlington County Industrial Development,  6.00% due 4/1/2026 (Sonoco
  Products Co. Project) (AMT)                                              Baa1/BBB+      3,255,000       3,285,532
  Greenwood School  Facilities,  Inc.,  5.00% due 12/1/2025  (Greenwood
  School District 50 Project; Insured: Assured Guaranty)                    Aa1/AAA       2,400,000       2,488,752
  Lexington One School  Facilities  Corp.  School District 1, 5.00% due
  12/1/2019                                                                  A1/NR        1,000,000       1,039,650
  Lexington One School  Facilities  Corp.  School District 1, 5.25% due
  12/1/2021                                                                  A1/NR        1,700,000       1,773,967
  Scago  Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
  School District Project; Insured: Assured Guaranty)                       Aa1/AAA       1,000,000       1,046,780
  Scago  Educational  Facilities  Corp.  School  District 5 Spartanburg
  County, 5.00% due 4/1/2019 (Insured: FSA)                                 Aaa/AAA       2,740,000       2,861,848
  Scago  Educational  Facilities  Corp.  School  District 5 Spartanburg
  County, 5.00% due 4/1/2021 (Insured: FSA)                                 Aaa/AAA       1,000,000       1,038,990
  Sumter School  Facilities Inc. Sumter County School District 2, 5.00%
  due 12/1/2021 (Insured: Assured Guaranty)                                 Aa1/AAA       2,855,000       2,987,129
Tennessee -- 0.41%
  Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized:
  FNMA)                                                                     NR/AAA        1,995,000       2,054,850
Texas -- 16.00%
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence Project)        NR/BBB        1,250,000       1,375,487
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (Insured:
  MBIA)                                                                     Aaa/NR          600,000         630,462
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (Insured:
  MBIA)                                                                     Aaa/NR        1,035,000       1,088,013
  Bexar County Housing Finance Corp., 6.50% due 12/1/2021                   Baa2/NR       2,000,000       2,121,080
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.40% due
  8/1/2012 (Dymaxion & Marrach Park Apartments Project; Insured: MBIA)      Aaa/NR          885,000         903,240
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.95% due
  8/1/2020 (Dymaxion & Marrach Park Apartments Project; Insured: MBIA)      Aaa/NR        1,270,000       1,337,843
  Bexar  County  Housing  Finance  Corp.  Series A, 5.875% due 4/1/2014
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          975,000       1,016,613
  Bexar  County  Housing  Finance  Corp.  Series A, 6.125% due 4/1/2020
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          800,000         824,128
  Birdville  Independent  School District  Refunding,  0% due 2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       2,800,000       2,313,696
  Carroll  Texas   Independent   School  District,   0%  due  2/15/2011
  pre-refunded 2/15/2008 (Guaranty: PSF)                                    Aaa/AAA         785,000         667,195
  Carroll  Texas   Independent   School  District,   0%  due  2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA         345,000         292,650
  Cedar Park  Refunding &  Improvement,  5.00% due 2/15/2016  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,045,700
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2013
  (Guaranty: PSF)                                                           NR/AAA        5,000,000       3,660,150
  Donna  Independent  School  District  Refunding,  5.00% due 2/15/2015
  (Guaranty: PSF)                                                           Aaa/AAA         980,000       1,031,842
  Duncanville  Independent  School  District Series B, 0% due 2/15/2016
  pre-refunded 2/15/2012 (Insured: PSF)                                     Aaa/AAA       2,985,000       1,965,145
  Duncanville  Independent  School  District Series B, 0% due 2/15/2016
  (Insured: PSF)                                                            Aaa/AAA          15,000           9,708
  El Paso  Independent  School  District  Refunding,  0% due  8/15/2010
  (Guaranty: PSF)                                                           Aaa/AAA       3,750,000       3,230,250
  El Paso  Independent  School  District  Refunding,  0% due  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       2,500,000       2,035,925
  Ennis  Independent School District, 0% due 8/15/2012 (Guaranty: PSF)      Aaa/NR          835,000         662,113
  Ennis  Independent School District, 0% due 8/15/2013 (Guaranty: PSF)      Aaa/NR          845,000         628,832
  Ennis  Independent  School  District  Refunding,   0%  due  8/15/2012
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,625,000       1,300,682
  Ennis  Independent  School  District  Refunding,   0%  due  8/15/2013
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,645,000       1,235,708
  Ennis  Independent  School  District  Refunding,   0%  due  8/15/2014
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,670,000       1,176,181
  Ennis Independent School District, 0% due 8/15/2014 (Guaranty: PSF)       Aaa/NR          855,000         596,551
  Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                     Aa2/AA        1,000,000       1,021,840
  Gulf  Coast  Center  Revenue,   6.75%  due  9/1/2020  (Mental  Health
  Retardation Center Project)                                               NR/BBB        1,320,000       1,392,679
  Hays  Consolidated  Independent  School  District,  0% due  8/15/2013
  pre-refunded 8/15/2011 (Guaranty: PSF)                                    Aaa/AAA       6,245,000       4,745,076
  Irving  Water Works &  Sewer Revenue, 5.375% due 8/15/2014                Aa2/AA          350,000         364,252
  Irving   Water   Works  &  Sewer   Revenue,   5.375%  due   8/15/2014
  pre-refunded 8/15/2010                                                    Aa2/AA        1,150,000       1,197,714
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2018 (Insured: AMBAC)                                                Aaa/AAA       2,040,000       2,125,680
  Lewisville  Combination Contract Revenue Refunding Special Assessment
  District 2, 4.75% due 9/1/2012 (Insured: ACA)                              NR/A         2,055,000       2,090,017
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2012
  (Guaranty: PSF)                                                           NR/AAA        1,420,000       1,123,717
  Midlothian  Independent School District, 0% due 2/15/2012 (ETM)           Aaa/NR          500,000         413,910
  Midlothian  Independent School District,  0% due 2/15/2012 (Guaranty:
  PSF)                                                                      Aaa/NR          500,000         413,160
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                   Aa3/AA          735,000         777,218
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                   Aa3/AA          500,000         527,720
  Port Arthur Refunding, 5.00% due 2/15/2019 (Insured: MBIA)                Aaa/AAA       1,000,000       1,035,130
  Richardson  Refunding &  Improvement,  5.00% due 2/15/2019  (Insured:
  MBIA)                                                                     Aaa/AAA       2,145,000       2,250,448
  Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016         Baa2/NR       3,000,000       3,143,940
  Sam Rayburn  Municipal  Power  Agency  Refunding  Series A, 6.00% due
  10/1/2021                                                                 Baa2/NR         675,000         707,704
  San Antonio Hotel  Occupancy  Revenue  Refunding  Series B, 5.00% due
  8/15/2034 put 8/1/2008 (Insured: AMBAC)                                   Aaa/AAA       1,350,000       1,367,212
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         Aaa/AAA       1,775,000       1,999,591
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt Project)                                     A1/NR        3,500,000       3,815,700
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2011 (Insured: MBIA)                                                 Aaa/AAA       2,500,000       2,667,450
  Texas City Industrial  Development Corp.,  7.375% due 10/1/2020 (Arco
  Pipe Line Company Project)                                                Aa1/AA+       2,450,000       3,059,878
  Texas State Public  Finance  Authority  Series A, 5.00% due 8/15/2023
  (Ed-Idea Public School Project; Insured: ACA)                              NR/A         3,100,000       3,151,584
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,071,190
  Travis  County  Health  Facilities   Development   Corp.,  6.25%  due
  11/15/2014   pre-refunded   11/15/2009   (Ascension  Health  Project;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,183,720
  Travis County Health Facilities  Development Corp. Revenue, 5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,099,060
  Upper Trinity  Regional Water District  Regional Treated Water Supply
  Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)                     Aaa/AAA         600,000         611,328
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2015 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA          870,000         919,808
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2016 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA        1,050,000       1,110,113
  West Harris County Municipal  Utility  Refunding,  6.00% due 3/1/2017
  (Insured: Radian)                                                          NR/AA          500,000         507,570
  Winters Water Works & Sewer, 5.75% due 8/1/2015                           Baa3/NR         950,000         950,779
Utah -- 0.84%
  Salt Lake City  Municipal  Building  Series B,  5.30% due  10/15/2012
  pre-refunded 10/15/2009 (Insured: AMBAC)                                  Aaa/AAA       1,085,000       1,128,867
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aaa/NR        1,000,000       1,058,740
  Utah Housing Finance  Authority,  6.05% due 7/1/2016 (Credit Support:
  FHA)                                                                      NR/AAA          405,000         413,529
  Utah Housing  Finance  Authority SFMR D-2 Class I, 5.85% due 7/1/2015
  (Credit Support: FHA)                                                     Aa2/AA           45,000          45,624
  Utah State Board of Regents  Auxiliary  Refunding Series A, 5.25% due
  5/1/2013                                                                   NR/AA          595,000         624,458
  Utah Water  Finance  Agency  Revenue  Pooled Loan  Financing  Program
  Series A, 5.00% due 10/1/2012 (Insured: AMBAC)                            Aaa/NR          940,000         984,330
Virginia -- 2.23%
  Alexandria Industrial Development Authority Institute for Defense Analysis,
  5.90% due 10/1/2020 pre-refunded 10/1/2010 (Insured:
  AMBAC)                                                                    Aaa/AAA       2,000,000       2,139,320
  Alexandria  Industrial  Development  Authority  Institute for Defense
  Analysis  Series  A,  6.00%  due  10/1/2014   pre-refunded  10/1/2010
  (Insured: AMBAC)                                                          Aaa/AAA       1,500,000       1,609,035
  Alexandria  Industrial  Development  Authority  Institute for Defense
  Analysis  Series  A,  6.00%  due  10/1/2015   pre-refunded  10/1/2010
  (Insured: AMBAC)                                                          Aaa/AAA       1,590,000       1,705,577
  Fauquier  County   Industrial   Development   Authority,   5.50%  due
  10/1/2016 (Insured: Radian)                                                NR/AA        1,000,000       1,071,590
  Hanover County Industrial  Development  Authority Medical  Facilities
  Revenue, 6.00% due 10/1/2021 (ETM)                                        Aaa/AAA         795,000         796,360
  Norton Industrial  Development  Authority Hospital  Refunding,  6.00%
  due 12/1/2014 (Norton Community Hospital Project; Insured: ACA)            NR/A         1,635,000       1,748,567
  Spotsylvania  County IDRB,  6.00% due  9/1/2019 put 9/1/2008  (Walter
  Grinders Project; LOC: Deutsche Bank) (AMT)                                NR/NR        2,210,000       2,205,226
Washington -- 4.88%
  Benton County Public Utility District  Refunding Series A, 5.625% due
  11/1/2012 (Insured: FSA)                                                  Aaa/AAA       1,500,000       1,595,625
  Port  Longview  Industrial  Development  Corp.  Solid Waste  Disposal
  Revenue, 6.875% due 10/1/2008 (Weyerhaeuser Co. Project) (AMT)            NR/BBB        1,500,000       1,546,590
  Skagit County Public Hospital District Capital  Improvement Series A,
  5.125% due 12/1/2015 (Insured: MBIA)                                      Aaa/NR        1,900,000       2,029,371
  Vancouver Downtown  Redevelopment Senior Series A, 5.50% due 1/1/2018
  (Conference Center Project; Insured: ACA)                                  NR/A         3,500,000       3,661,350
  Washington  Health Care Facilities,  5.50% due 12/1/2010  (Providence
  Services Project; Insured: MBIA)                                          Aaa/AAA       2,690,000       2,812,960
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Catholic
  Health Services Project; Insured: MBIA)                                   Aaa/AAA       1,735,000       1,838,093
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Catholic
  Health Services Project; Insured: MBIA)                                   Aaa/AAA       1,945,000       2,053,959
  Washington  Health Care  Facilities  Refunding,  6.375% due 10/1/2010
  (Insured: FGIC)                                                           Aaa/AAA       1,500,000       1,608,570
  Washington  Nonprofit  Housing,  5.60% due  7/1/2011  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA          500,000         518,710
  Washington  Nonprofit  Housing,  5.875% due 7/1/2019  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA        1,000,000       1,038,740
  Washington   Public  Power  Supply  Refunding  Series  A,  5.00%  due
  7/1/2011 (Insured: FSA)                                                   Aaa/AAA       3,030,000       3,118,476
  Washington Public Power Supply Refunding Series B, 0% due 7/1/2010        Aaa/AA-         960,000         850,512
  Washington Public Power Supply Refunding Series B, 0% due 7/1/2011        Aaa/AA-       1,000,000         849,290
  Washington   State  Health  Care  Facilities   Series  A,  4.50%  due
  12/1/2008 (Kadlec Medical Center Project; Insured: Assured Guaranty)      Aa1/AAA       1,200,000       1,211,040
West Virginia -- 0.32%
  West Virginia State Hospital  Finance  Authority  Series A, 5.00% due
  6/1/2020 (United Hospital Center Project; Insured: AMBAC)                 Aaa/AAA       1,530,000       1,598,238
Wisconsin -- 0.61%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc. Project; Insured: Radian)              NR/AA        1,000,000       1,048,310
  Wisconsin  Housing  &  Economic  Development  Series  A,  5.875%  due
  11/1/2016 (Insured: AMBAC)                                                Aaa/AAA       1,980,000       2,050,943


Total Investments -- 98.22% (Cost $486,420,200)                                                      $   497,355,820


    OTHER ASSETS LESS LIABILITIES -- 1.78%                                                                 8,993,203


    NET ASSETS -- 100.00%                                                                            $   506,349,023

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) Segregated as collateral for a when-issued security.
(2) When-issued security.


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDRB       Industrial Development Revenue Bond
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance




Thornburg New Mexico Intermediate Municipal Fund                                                      June 30, 2007

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624, CLASS I - 885-215-285
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX, CLASS I - THNIX

                                                                      Credit Rating+      Principal
Issuer-Description                                                     Moody's/S&P          Amount            Value


Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)           NR/AA      $  3,000,000  $    3,015,000
Albuquerque  Gross  Receipts  Series  B, 0% due  7/1/2012  pre-refunded
7/1/2011                                                                   Aaa/AAA        1,775,000       1,453,476
Albuquerque Gross Receipts Series B, 0% due 7/1/2012 (Insured: FSA)        Aaa/AAA          225,000         183,724
Albuquerque  Industrial  Revenue  Refunding,  5.15% due  4/1/2016  (MCT
Industries Inc. Project; LOC: Bank of the West) (AMT)                      Aa3/NR         1,170,000       1,199,636
Albuquerque  Industrial  Revenue  Refunding,  5.25% due  4/1/2017  (MCT
Industries Inc. Project; LOC: Bank of the West) (AMT)                      Aa3/NR         2,140,000       2,200,755
Albuquerque  Joint  Water & Sewage  Revenue  Series A, 0% due  7/1/2008
(Insured: FGIC)                                                            Aaa/AAA        1,600,000       1,539,648
Albuquerque Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008       Aa2/AA            60,000          60,044
Albuquerque   Joint  Water  &  Sewage  Systems   Revenue   Refunding  &
Improvement Series A, 5.25% due 7/1/2011                                   Aa2/AA         1,135,000       1,190,025
Albuquerque Municipal School District 12 Refunding,  5.10% due 8/1/2014
pre-refunded 8/1/2008                                                      Aa2/AA           760,000         770,800
Albuquerque Municipal School District 12 Refunding, 5.00% due 8/1/2015     Aa2/AA         1,175,000       1,209,604
Albuquerque  Refuse  Removal &  Disposal  Revenue  Refunding  Series B,
5.00% due 7/1/2010 (Insured: FSA)                                          Aaa/AAA          415,000         427,828
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011      NR/NR           585,000         589,487
Bernalillo   County  Gross  Receipts   Series  B,  5.00%  due  4/1/2021
(Insured: MBIA)                                                            Aaa/AAA        3,000,000       3,200,070
Bernalillo  County  Gross  Receipts Tax  Revenue,  5.50% due  10/1/2011
pre-refunded 10/01/2009                                                    Aa3/AA+          495,000         511,909
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012          Aa3/AA+        1,000,000       1,059,390
Bernalillo  County  Gross  Receipts Tax  Revenue,  5.75% due  10/1/2015
pre-refunded 10/01/2009                                                    Aa3/AA+        2,000,000       2,079,020
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2017 (Insured:
FGIC)                                                                      Aaa/NR         1,000,000       1,009,700
Chaves County Gross Receipts Tax Revenue,  5.05% due 7/1/2019 (Insured:
FGIC)                                                                      Aaa/NR           735,000         742,475
Cibola  County  Gross  Receipts  Tax  Revenue,   5.875%  due  11/1/2008
(Insured: AMBAC) (ETM)                                                     Aaa/AAA          495,000         508,340
Cibola  County  Gross   Receipts  Tax  Revenue,   6.00%  due  11/1/2010
(Insured: AMBAC) (ETM)                                                     Aaa/AAA          555,000         590,409
Farmington  Hospital  Revenue  Series A, 5.00% due  6/1/2017  (San Juan
Regional Medical Center)                                                    A3/NR         1,035,000       1,065,988
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2018  (San Juan
Regional Medical Center)                                                    A3/NR           570,000         583,138
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2019  (San Juan
Regional Medical Center)                                                    A3/NR           645,000         657,958
Farmington  Hospital  Revenue  Series A, 5.00% due  6/1/2022  (San Juan
Regional Medical Center)                                                    A3/NR         2,325,000       2,344,832
Farmington  PCR, 3.80% due 9/1/2024 put 7/2/2007  (LOC:  Barclays Bank)
(daily demand notes)                                                       P1/A-1+        1,900,000       1,900,000
Farmington  PCR  Series  A,  3.90%  due  5/1/2024  put  7/2/2007  (LOC:
Barclays Bank) (daily demand notes)                                        P1/A-1+          500,000         500,000
Farmington  Utility  Systems  Revenue  Refunding  Series  A,  5.00% due
5/15/2012 (Insured: FSA)                                                   Aaa/AAA        6,095,000       6,316,066
Gallup  PCR  Refunding  Tri-State   Generation,   5.00%  due  8/15/2013
(Insured: AMBAC)                                                           Aaa/AAA        2,060,000       2,153,565
Gallup  PCR  Refunding  Tri-State   Generation,   5.00%  due  8/15/2017
(Insured: AMBAC)                                                           Aaa/AAA        3,540,000       3,700,397
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2009  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,310,000       1,341,440
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2010  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,385,000       1,432,298
Las Cruces Joint  Utility  Refunding & Improvement  Revenue,  6.50% due
7/1/2007 (ETM)                                                              A1/NR           120,000         120,017
Las Cruces School District 2, 5.50% due 8/1/2010                           Aa3/NR         1,000,000       1,032,170
Los  Alamos  County  Utility  Systems   Revenue,   5.00%  due  7/1/2013
(Insured: FSA)                                                             Aaa/AAA        1,265,000       1,329,186
New Mexico  Educational  Assistance  Foundation Series A-3 (Guaranteed:
Student Loans), 4.95% due 3/1/2009 (AMT)                                   Aaa/NR         2,000,000       2,029,520
New Mexico  Finance  Authority  Court  Facilities Fee Revenue Series A,
5.50% due 6/15/2020 pre-refunded 6/15/2011 (Insured: MBIA)                 Aaa/AAA        2,000,000       2,108,860
New Mexico  Finance  Authority  Revenue,  5.00% due  6/15/2020  (Public
Project Revolving Fund F; Insured: MBIA)                                   Aaa/NR         1,395,000       1,460,216
New Mexico  Finance  Authority  Revenue  Refunding,  5.00% due 6/1/2014
(Public Project; Insured: MBIA)                                            Aaa/AAA        2,660,000       2,790,659
New Mexico Finance  Authority  Revenue  Refunding,  5.00% due 6/15/2018
(Public Project; Insured: AMBAC)                                           Aaa/NR         2,915,000       3,067,338
New Mexico Finance  Authority  Revenue  Refunding,  5.00% due 6/15/2019
(Public Project; Insured: MBIA)                                            Aaa/NR         1,215,000       1,274,304
New Mexico  Finance  Authority  Revenue  Refunding,  5.00% due 6/1/2020
(Public Project; Insured: AMBAC)                                           Aaa/AAA        1,000,000       1,051,380
New Mexico  Finance  Authority  Revenue  Refunding  Series B, 5.00% due
6/15/2022 (Public Project; Insured: MBIA) (1)                              Aaa/AAA        1,300,000       1,362,335
New Mexico  Finance  Authority  Revenue  Refunding  Series C, 5.00% due
6/15/2013 (Insured: AMBAC)                                                 Aaa/NR         2,280,000       2,398,583
New Mexico  Finance  Authority  Revenue  Refunding  Series C, 5.00% due
6/15/2015 (Insured: AMBAC)                                                 Aaa/NR         2,360,000       2,503,158
New Mexico  Finance  Authority  Revenue  Series B,  5.00% due  6/1/2020
(Insured: MBIA)                                                            Aaa/AAA        1,625,000       1,708,492
New Mexico  Finance  Authority  Revenue  Series B-1, 5.25% due 6/1/2015
(Public Project; Insured: AMBAC)                                           Aaa/AAA        1,000,000       1,068,790
New Mexico  Finance  Authority  Revenue  Series C,  5.15% due  6/1/2012
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          255,000         260,794
New Mexico  Finance  Authority  Revenue  Series C,  5.25% due  6/1/2013
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          130,000         133,192
New Mexico  Finance  Authority  Revenue  Series C,  5.35% due  6/1/2014
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          130,000         133,429
New Mexico  Finance  Authority  Revenue  Series C,  5.45% due  6/1/2015
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          145,000         149,092
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2012 pre-refunded 6/1/2011                                Aa1/AAA        1,725,000       1,789,532
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2013 pre-refunded 6/1/2011                                Aa1/AAA        1,325,000       1,374,568
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2014 pre-refunded 6/1/2011                                Aa1/AAA        1,875,000       1,945,144
New Mexico Finance Authority State  Transportation  Series A, 5.00% due
6/15/2014 (Insured: MBIA)                                                  Aaa/AAA        2,100,000       2,220,057
New Mexico  Highway  Commission  Senior Tax Revenue Series A, 5.50% due
6/15/2013 pre-refunded 6/15/2011                                           Aa2/AAA        2,000,000       2,108,860
New Mexico  Highway  Commission  Senior Tax Revenue Series A, 5.50% due
6/15/2014                                                                  Aa2/AAA        2,000,000       2,108,100
New  Mexico  Highway  Commission  Tax  Revenue,   6.00%  due  6/15/2011
pre-refunded 6/15/2009                                                     Aa2/AAA        5,000,000       5,196,300
New Mexico Hospital  Equipment Loan,  5.20% due 12/1/2010  pre-refunded
12/1/2007 (Catholic Health Initiatives Project)                            Aa2/NR         1,140,000       1,157,875
New  Mexico  Hospital  Equipment  Loan  Series A,  5.75%  due  8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare Project)                    Aa3/AA-        5,205,000       5,578,719
New Mexico Housing  Authority  Region III Multi Family Housing  Revenue
Series A,  5.30% due  12/1/2022  (Senior El Paseo  Apartments  Project;
Insured: AMBAC)                                                            Aaa/AAA        1,100,000       1,117,545
New  Mexico  MFA  Forward   Mortgage   Series  C,  6.50%  due  7/1/2025
(Collateralized: FNMA/GNMA)                                                NR/AAA           190,000         193,867
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         805,333
New Mexico MFA Multi Family  Refunding Series B, 5.00% due 7/1/2031 put
7/1/2011 (Sombra Del Oso Apartments Project; Collateralized: FNMA)         Aaa/NR         1,000,000       1,014,660
New Mexico MFA Multi Family  Refunding Series C, 5.00% due 7/1/2031 put
7/1/2011 (Riverwalk Apartments Project; Collateralized: FNMA)              Aaa/NR         1,910,000       1,938,001
New Mexico MFA Multi Family  Refunding Series D, 5.00% due 7/1/2031 put
7/1/2011 (Tierra Pointe I Apartments Project; Collateralized: FNMA)        Aaa/NR         2,785,000       2,825,828
New Mexico MFA Multi  Family  Series A, 6.05% due  7/1/2028  (Sandpiper
Apartments Project; Insured: FHA)                                          NR/AAA         2,335,000       2,446,730
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)        NR/AAA            85,000          85,514
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           220,000         221,368
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)           NR/AAA           285,000         250,917
New Mexico  MFA SFMR  Series A3,  6.15% due  9/1/2017  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            70,000          70,568
New Mexico  MFA SFMR  Series B2,  5.80% due  7/1/2009  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            10,000          10,201
New Mexico  MFA SFMR  Series B3,  5.80% due  9/1/2016  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           180,000         185,341
New Mexico  MFA SFMR  Series C2,  6.05% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           290,000         300,310
New Mexico MFA SFMR  Series D2,  5.875% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           490,000         493,337
New Mexico MFA SFMR Series E2, 5.875% due 9/1/2020 (AMT)                   NR/AAA           275,000         279,210
New Mexico State Highway  Commission  Revenue  Infrastructure  C, 5.00%
due 6/15/2012 (ETM)                                                        Aa2/AAA        1,000,000       1,042,750
New Mexico State Highway  Commission  Tax Series A, 5.00% due 6/15/2010
(ETM)                                                                      Aa2/AAA          255,000         262,482
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010      Aa2/AAA          245,000         252,602
New Mexico State Highway  Commission Tax Series A, 5.125% due 6/15/2010
pre-refunded 6/15/2008                                                     Aa2/AAA          660,000         668,540
New Mexico State Highway Commission Tax Series A, 5.125% due 6/15/2010     Aa2/AAA        3,695,000       3,739,673
New Mexico  State  Hospital  Equipment  Loan Council  Hospital  Revenue
Series A, 4.80% due 8/1/2010 (Presbyterian Healthcare Project)             Aa3/AA-          500,000         511,160
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2017 (Insured: Radian)                                    Aa3/NR         1,730,000       1,794,667
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2019 (Insured: Radian)                                    Aa3/NR         1,000,000       1,032,280
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2021 (Insured: Radian)                                    Aa3/NR         1,185,000       1,217,244
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.25% due 7/1/2025 (Insured: Radian)                                    Aa3/NR         1,000,000       1,045,160
New Mexico State Severance Tax, 5.00% due 7/1/2007                         Aa2/AA         1,475,000       1,475,088
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007      Aa2/AA         1,645,000       1,645,099
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008      Aa2/AA         1,505,000       1,507,292
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2009      Aa2/AA           735,000         735,728
New Mexico State University Revenue Refunding & Improvement,  5.00% due
4/1/2013 (Insured: FSA)                                                    Aaa/AAA        1,000,000       1,050,370
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008             Aa3/AA-        5,000,000       5,004,650
Puerto Rico Public Buildings  Authority  Revenue  Refunding  Government
Facilities Series F, 5.25% due 7/1/2019 (Insured: XLCA)                    Aaa/AAA        1,000,000       1,091,310
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2014 (Insured: FGIC)          Aaa/AAA          955,000       1,007,019
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2016 (Insured: FGIC)          Aaa/AAA          555,000         585,864
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2022 (Insured: FGIC)          Aaa/AAA        1,000,000       1,041,090
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2014                                            A1/NR           400,000         421,868
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2022                                            A1/NR         1,725,000       1,796,501
San Juan County Gross Receipts, 5.30% due 9/15/2009                         A1/NR           315,000         319,520
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2014
(Insured: MBIA)                                                            Aaa/AAA        1,225,000       1,291,995
San Juan  County  Gross  Receipts  Tax  Revenue  Series  A,  5.75%  due
9/15/2021 (Insured: AMBAC)                                                 Aaa/AAA        1,000,000       1,076,890
San Juan  County  Gross  Receipts  Tax  Revenue  Series  B,  5.50%  due
9/15/2016 (Insured: AMBAC)                                                 Aaa/AAA        1,180,000       1,257,880
Sandoval  County  Incentive  Payment  Revenue   Refunding,   5.00%  due
6/1/2020 (Intel Corp. Project)                                              NR/A+         4,390,000       4,549,576
Sandoval County  Incentive  Payment Revenue  Refunding  Series B, 5.75%
due 2/1/2010 (Intel Corp. Project)                                          NR/A+           535,000         538,354
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.50% due
8/15/2015 (2)                                                              Baa2/NR        1,420,000       1,473,250
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.75% due
8/15/2018                                                                  Baa2/NR        1,335,000       1,400,856
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                        Aaa/NR           640,000         640,038
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aaa/NR           785,000         785,730
Santa Fe County,  7.25% due 7/1/2029 (Rancho Viejo Improvement District
Project)                                                                    NR/NR         1,780,000       1,868,751
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation Project)                                                         NR/NR         1,000,000       1,022,290
Santa Fe County  Charter School  Foundation,  6.625% due 1/15/2036 (ATC
Foundation Project)                                                         NR/NR         1,030,000       1,052,495
Santa Fe  County  Correctional  Systems  Revenue,  5.00%  due  2/1/2018
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,058,130
Santa Fe  County  Correctional  Systems  Revenue,  6.00%  due  2/1/2027
(Insured: FSA)                                                             Aaa/AAA        1,520,000       1,770,177
Santa Fe County  Revenue  Series  1990,  9.00% due  1/1/2008  (Office &
Training Facilities Project) (ETM)                                         Aaa/NR           626,000         642,145
Santa Fe County  Revenue  Series A, 5.50% due  5/15/2015  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,250,000       1,254,862
Santa Fe County  Revenue  Series A, 5.80% due  5/15/2018  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,835,000       1,835,312
Santa Fe  Educational  Facilities  Revenue,  5.10%  due  3/1/2008  (St.
John's College Project)                                                    NR/BBB+          210,000         210,729
Santa Fe  Educational  Facilities  Revenue,  5.40%  due  3/1/2017  (St.
John's College Project)                                                    NR/BBB+        1,215,000       1,220,553
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA)             Aaa/NR            65,000          65,384
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)             Aaa/NR           110,000         110,408
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)             Aaa/NR           100,000         100,865
Taos County Gross  Receipts  County  Education  Improvement,  4.75% due
10/1/2012                                                                  Baa1/NR        1,500,000       1,518,675
Taos Gross Receipts Tax Revenue, 4.25% due 10/1/2010 (Insured: Radian)     Aa3/NR         1,000,000       1,006,600
Taos  Municipal  School  District  1  Refunding,   5.00%  due  9/1/2008
(Insured: FSA)                                                             Aaa/NR           450,000         456,331
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2012 (Insured: FSA & FHA)                                              Aaa/AAA        1,500,000       1,564,665
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2016 (Insured: FSA & FHA)                                              Aaa/AAA        2,920,000       3,060,510
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2017 (Insured: FSA & FHA)                                              Aaa/AAA        2,000,000       2,090,060
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2018 (Insured: FSA & FHA)                                              Aaa/AAA        2,000,000       2,085,140
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA        3,000,000       3,120,330
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA        3,000,000       3,119,430
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2020 (Insured: FSA & FHA)                                              Aaa/AAA        2,310,000       2,397,018
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.00%  due
6/1/2015 (Insured: AMBAC)                                                  Aaa/AAA        1,590,000       1,680,630
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.25%  due
6/1/2015                                                                   Aa3/AA         1,195,000       1,266,569
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.25%  due
6/1/2016                                                                   Aa3/AA           645,000         677,618
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.25%  due
6/1/2017                                                                   Aa3/AA         1,730,000       1,812,780
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.25%  due
6/1/2018                                                                   Aa3/AA         1,825,000       1,910,994
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.25%  due
6/1/2018                                                                   Aa3/AA         1,200,000       1,265,412
University  of  New  Mexico  Revenue  Refunding  Series  A,  5.25%  due
6/1/2021                                                                   Aa3/AA         1,000,000       1,047,120
University of New Mexico Revenue Series A, 5.25% due 6/1/2013              Aa3/AA           665,000         700,265
University of New Mexico Revenue Series A, 5.25% due 6/1/2014              Aa3/AA           335,000         352,705
University of New Mexico Revenue Series A, 6.00% due 6/1/2021              Aa3/AA           610,000         692,387
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       2,131,700
Villa  Hermosa  Multi  Family  Housing  Revenue,  5.85% due  11/20/2016
(Collateralized: GNMA)                                                     NR/AAA         1,105,000       1,127,807


TOTAL INVESTMENTS --98.18%(Cost $ 194,345,674)                                                       $   196,795,794


    OTHER ASSETS LESS LIABILITIES -- 1.82%                                                                 3,644,126


    NET ASSETS -- 100.00%                                                                            $   200,439,920

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) When-issued security.
(2) Segregated as collateral for a when-issued security.


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
MBIA       Insured by Municipal Bond Investors Assurance
MFA        Mortgage Finance Authority
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
XLCA       Insured by XL Capital Assurance



Thornburg New York Intermediate Municipal Fund                                                        June 30, 2007

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

                                                                        Credit Rating+   Principal
Issuer-Description                                                        Moody's/S&P      Amount           Value

Amherst  Industrial  Development  Agency Civic Facility Revenue,  5.75%
due 4/1/2015 (Insured: ACA)                                                 NR/A       $    465,000  $      489,496
Dutchess County  Industrial  Development  Agency  Refunding,  5.00% due
8/1/2021 (Bard College Project)                                             A3/NR         1,100,000       1,121,791
Hempstead  Industrial  Development  Agency Resource  Recovery  Revenue,
5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel Project)              Baa3/BB+        1,000,000       1,017,180
Monroe  County  Industrial   Development  Agency  Revenue,   6.45%  due
2/1/2014 (DePaul Community Facility Project; Insured: SONYMA)              Aa1/NR           725,000         726,486
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA          530,000         562,537
New York City  Municipal  Water Finance  Authority  Series B, 5.75% due
6/15/2013 (ETM)                                                            Aaa/AAA        1,000,000       1,022,080
New York City  Transitional  Finance  Authority  Refunding  Future  Tax
Secured C, 5.25% due 8/1/2016 (Insured: AMBAC)                             Aaa/AAA        1,365,000       1,441,140
New York City  Transitional  Finance  Authority  Refunding  Series A-1,
5.00% due 11/1/2020                                                        Aa1/AAA        1,000,000       1,049,680
New York City Trust  Cultural  Resources  Revenue,  5.75% due  7/1/2014
(Museum of American Folk Art Project; Insured: ACA)                         NR/A            920,000         966,662
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                Aaa/AAA        1,000,000       1,061,840
New  York  Dormitory  Authority  Lease  Revenue  Series  A,  5.25%  due
8/15/2013 (Master Boces Project; Insured: FSA)                             Aaa/AAA        1,000,000       1,043,990
New York Dormitory  Authority Revenue,  5.25% due 7/1/2010  (D'Youville
College Project; Insured: Radian)                                           NR/AA           350,000         361,571
New York Dormitory  Authority Revenue,  5.25% due 7/1/2011  (D'Youville
College Project; Insured: Radian)                                           NR/AA           370,000         385,292
New York Dormitory  Authority  Revenue Mental Health  Services A, 5.50%
due 2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                       Aaa/AAA        1,085,000       1,151,185
New York Dormitory  Authority Revenue Mental Health Services Facilities
Improvement A, 5.00% due 2/15/2015 (Insured: AMBAC)                        Aaa/AAA        1,500,000       1,587,390
New York  Dormitory  Authority  Revenue  Refunding,  6.10% due 7/1/2019
(Ryan Clinton Community Health Center Project; Insured: SONYMA)            Aa1/NR         1,000,000       1,054,970
New York Environmental  Facilities Corp. PCR Water Series E, 6.875% due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA          400,000         400,984
New York  Housing  Finance  Service  Series  A,  6.375%  due  9/15/2015
pre-refunded 9/15/2007                                                     A1/AAA           665,000         668,511
New York Refunding Series H, 5.00% due 8/1/2018                             A1/AA         1,000,000       1,039,250
New York Series A, 7.00% due 8/1/2007 (Insured: FSA)                       Aaa/AAA          300,000         300,819
New York State Dormitory Authority,  5.00% due 7/1/2016 (Bishop Henry B
Hucles Nursing Home Project; Insured: SONYMA)                              Aa1/NR           400,000         422,252
New York State Dormitory Authority,  5.00% due 7/1/2024 (Bishop Henry B
Hucles Nursing Home Project; Insured: SONYMA)                              Aa1/NR         1,000,000       1,034,440
New York State Dormitory  Authority  Revenue Personal Income Tax, 5.50%
due 3/15/2012                                                              Aa3/AAA        1,000,000       1,065,800
New York State  Dormitory  Authority  State Personal Income Tax Revenue
Education Series F, 5.00% due 3/15/2019 (Insured: FSA)                     Aaa/AAA        1,000,000       1,048,780
New York State Thruway  Authority  General  Revenue Series F, 5.00% due
1/1/2018 (Insured: AMBAC)                                                  Aaa/AAA        1,000,000       1,050,390
New York State  Thruway  Authority  Highway & Bridge  Trust Fund Second
Series B, 5.00% due 4/1/2022                                                NR/AA         1,000,000       1,051,560
New York Unrefunded Series G, 6.75% due 2/1/2009 (Insured: MBIA-IBC)       Aaa/AAA          950,000         991,724
New York Urban Development Corp.  Correctional  Facilities  Revenue, 0%
due 1/1/2008                                                               A1/AA-         2,000,000       1,962,100
Newark Wayne Community  Hospital Revenue Series B, 5.875% due 1/15/2033
(Insured: AMBAC)                                                           Aaa/AAA        1,355,000       1,357,168
Oneida  County  Industrial   Development  Agency  Revenue,   6.00%  due
1/1/2010 (Insured: Radian)                                                  NR/AA           375,000         391,076
Oneida  County  Industrial   Development  Agency  Revenue,   6.10%  due
6/1/2020  (Civic  Facility  Presbyterian  Home Project;  LOC: HSBC Bank
USA)                                                                       Aa2/NR           450,000         474,201
Port  Chester  Industrial  Development  Agency  Refunding,   4.75%  due
7/1/2031 put 7/1/2011  (American  Foundation  Project;  Collateralized:
FNMA)                                                                      NR/AAA           750,000         769,650
Puerto  Rico  Electric  Power  Authority  Revenue  Refunding  Series J,
5.375% due 7/1/2017 (Insured: XLCA)                                        Aaa/AAA        1,045,000       1,146,260
Rensselaer  County  Industrial  Development  Agency Series A, 3.86% due
7/1/2029 put 7/2/2007  (Brunswick Senior Housing Project) (daily demand
notes)                                                                    VMIG1/NR          300,000         300,000
Utica Industrial  Development Agency Civic Facility Revenue,  5.25% due
7/15/2016 (Munson Williams Proctor Institute Project)                       A1/NR           210,000         221,267


TOTAL INVESTMENTS --98.46%(Cost $ 30,384,922)                                                        $    30,739,523


    OTHER ASSETS LESS LIABILITIES -- 1.54%                                                                   479,742


    NET ASSETS -- 100.00%                                                                            $    31,219,265

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance



Thornburg Limited Term U.S. Government Fund                                                           June 30, 2007

CUSIPS: Class A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS R3 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R3 - LTURX

                                                                                         Principal         Value
Security Name                                                                             Amount

    U.S. TREASURY SECURITIES -- 49.08%
        United States Treasury Notes, 6.125% due 8/15/2007                             $  4,000,000  $    4,006,250
        United States Treasury Notes, 2.625% due 5/15/2008                                9,000,000       8,817,188
        United States Treasury Notes, 5.50% due 5/15/2009                                10,000,000      10,107,031
        United States Treasury Notes, 3.625% due 1/15/2010                               16,000,000      15,520,000
        United States Treasury Notes, 5.75% due 8/15/2010                                 6,000,000       6,146,719
        United States Treasury Notes, 4.625% due 10/31/2011                               2,000,000       1,976,406
        United States Treasury Notes, 3.625% due 5/15/2013                               11,000,000      10,281,562
        United States Treasury Notes, 4.75% due 5/15/2014                                 5,000,000       4,937,500
        United States Treasury Notes, 4.875% due 8/15/2016                                7,000,000       6,913,593

    TOTAL U.S. TREASURY SECURITIES (Cost $70,609,846)                                                    68,706,249

    U.S. GOVERNMENT AGENCIES -- 45.59%
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         214,687
        Federal Farm Credit Bank, 5.875% due 7/28/2008                                    1,900,000       1,911,723
        Federal Farm Credit Bank, 5.87% due 9/2/2008                                      1,300,000       1,308,388
        Federal Farm Credit Bank, 5.35% due 12/11/2008                                      200,000         200,287
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000         302,869
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         360,410
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         248,602
        Federal Home Loan Bank, 7.00% due 2/15/2008                                         150,000         151,512
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,253,921
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,012,541
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         201,906
        Federal Home Loan Bank, 5.125% due 4/29/2009                                      1,750,000       1,746,671
        Federal Home Loan Bank, 3.40% due 11/12/2010                                      2,750,000       2,730,371
        Federal  Home Loan Mtg Corp.,  CMO Series 1321 Class TE,  7.00%
        due 8/15/2022                                                                     1,006,011       1,035,943
        Federal  Home Loan Mtg Corp.,  CMO  Series  1616 Class E, 6.50%
        due 11/15/2008                                                                      587,511         589,788
        Federal  Home Loan Mtg Corp.,  CMO Series 2592 Class PD,  5.00%
        due 7/15/2014                                                                     1,000,000         995,218
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,232,467       1,186,477
        Federal  Home Loan Mtg Corp.,  CMO Series 3067 Class PJ,  5.50%
        due 7/15/2031                                                                     3,000,000       2,954,535
        Federal  Home Loan Mtg Corp.,  CMO Series 3078 Class PC,  5.50%
        due 11/15/2030                                                                    2,250,000       2,216,119
        Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC,  5.50%
        due 6/15/2032                                                                     5,000,000       4,915,858
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                                     1,000,000       1,002,361
        Federal  Home Loan Mtg Corp.,  CMO Series 3320 Class TC,  5.50%
        due 10/15/2032                                                                    2,000,000       1,953,784
        Federal  Home Loan Mtg Corp.,  CMO Series R012 Class AB,  5.50%
        due 12/15/2020                                                                    3,962,746       3,893,624
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  141016,   9.25%  due
        11/1/2016                                                                            20,845          22,463
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                       40,690          43,022
        Federal Home Loan Mtg Corp., Pool # 160043, 8.75% due 4/1/2008                          963             962
        Federal Home Loan Mtg Corp., Pool # 181730, 8.50% due 5/1/2008                        2,230           2,230
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                             15,950          16,643
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  256764,   8.75%  due
        10/1/2014                                                                               280             279
        Federal Home Loan Mtg Corp., Pool # 273822, 8.50% due 4/1/2009                          139             139
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             25,375          28,292
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            32,445          32,774
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       36,630          37,695
        Federal Home Loan Mtg Corp., Pool # E00170, 8.00% due 7/1/2007                          200             200
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                        6,596           6,714
        Federal Home Loan Mtg Corp., Pool # E61778, 6.50% due 4/1/2008                        3,570           3,634
        Federal National Mtg Assoc, 5.125% due 12/8/2008                                  3,665,000       3,657,815
        Federal  National Mtg Assoc CMO Series 1993-101 Class PJ, 7.00%
        due 6/25/2008                                                                       106,250         106,682
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                        65,319          65,551
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                       117,688         117,992
        Federal  National Mtg Assoc CPI Floating Rate Note,  3.919% due
        2/17/2009                                                                         3,000,000       2,888,820
        Federal  National  Mtg Assoc  Remic  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               3,800,913       3,806,242
        Federal National Mtg Assoc, Pool # 008307, 8.00% due 5/1/2008                         8,048           8,063
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        35,863          37,664
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       31,461          32,306
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        39,882          40,873
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        69,672          75,006
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                        4,641           4,746
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                        46,400          46,795
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       28,367          30,669
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        24,819          25,644
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        29,131          29,701
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                         9,058           9,096
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                        26,222          26,355
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       35,964          36,419
        Federal National Mtg Assoc, Pool # 251258, 7.00% due 9/1/2007                           581             579
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        64,690          64,986
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       144,946         147,879
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                       10,768          10,809
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        36,400          36,941
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                        20,987          21,037
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        36,938          37,418
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       293,836         304,439
        Federal National Mtg Assoc, Pool # 345775, 8.50% due 12/1/2024                        4,595           4,627
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                       11,163          11,370
        Federal National Mtg Assoc, Pool # 382926, 7.37% due 12/1/2010                      330,207         338,627
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      603,364         608,752
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,030,382       1,031,325
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,096,310       3,052,720
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      154,602         162,172
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                       136,160         137,879
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       153,645         150,970
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       70,665          72,040
        Government  National  Mtg Assoc CMO  Series  2001-65  Class PG,
        6.00% due 7/20/2028                                                                 328,140         328,714
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            53,266          55,580
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                            29,666          29,841
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                            22,583          22,965
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           29,145          29,562
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            28,463          29,019
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           47,203          47,878
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           30,659          32,033
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            75,323          78,356
        Government  National  Mtg  Assoc,  Pool  #  780063,  7.00%  due
        9/15/2008                                                                             4,876           4,885
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                            74,929          76,510
        Overseas Private Investment Corp., 4.10% due 11/15/2014                           1,876,800       1,780,220
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,083,975
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,652,426
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       2,910,255
        United States Department of Housing & Urban Development,  3.51%
        due 8/1/2008                                                                        850,000         834,007

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $64,982,450)                                                    63,819,877

    SHORT TERM INVESTMENTS -- 4.57%
        Federal Home Loan Bank Discount Note, 4.80% due 7/2/2007                          6,400,000       6,399,146

    TOTAL SHORT TERM INVESTMENTS (Cost $6,399,147)                                                        6,399,146


    TOTAL INVESTMENTS -- 99.24% (Cost $141,991,443)                                                  $   138,925,272


    OTHER ASSETS LESS LIABILITIES -- 0.76%                                                                 1,066,873


    NET ASSETS -- 100.00%                                                                            $   139,992,145

Footnote Legend


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit



Thornburg Limited Term Income Fund                                                                    June 30, 2007

CUSIPS: Class A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R3 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R3 - THIRX

                                                                        Credit Rating+    Principal
Security Name                                                             Moody's/S&P       Amount          Value

    U.S. TREASURY SECURITIES -- 10.16%
        United States Treasury Notes, 3.625% due 1/15/2008                  Aaa/AAA    $  2,558,160  $    2,559,679
        United States Treasury Notes, 4.75% due 11/15/2008                  Aaa/AAA       1,500,000       1,495,547
        United States Treasury Notes, 5.75% due 8/15/2010                   Aaa/AAA       2,500,000       2,561,133
        United States Treasury Notes, 3.625% due 5/15/2013                  Aaa/AAA       2,500,000       2,336,719
        United States Treasury Notes, 4.75% due 5/15/2014                   Aaa/AAA       7,000,000       6,912,500
        United States Treasury Notes, 5.125% due 5/15/2016                  Aaa/AAA       5,000,000       5,027,344
        United States Treasury Notes, 4.875% due 8/15/2016                  Aaa/AAA      10,000,000       9,829,202


    TOTAL U.S. TREASURY SECURITIES (Cost $31,352,596)                                                    30,722,124


    U.S. GOVERNMENT AGENCIES -- 5.66%
        Federal Home Loan Bank, 5.833% due 1/23/2008                        Aaa/AAA         500,000         501,377
        Federal Home Loan Bank, 5.785% due 4/14/2008                        Aaa/AAA          75,000          75,245
        Federal Home Loan Bank, 5.835% due 7/15/2008                        Aaa/AAA         300,000         301,595
        Federal Home Loan Bank, 5.085% due 10/7/2008                        Aaa/AAA         250,000         249,371
        Federal Home Loan Bank, 5.038% due 10/14/2008                       Aaa/AAA         200,000         199,384
        Federal Home Loan Bank, 5.365% due 12/11/2008                       Aaa/AAA          75,000          75,102
        Federal Home Loan Bank, 4.50% due 12/15/2008                        Aaa/AAA       3,000,000       2,968,173
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          86,066
        Federal Home Loan Bank, 5.00% due 9/22/2009                         Aaa/AAA       1,500,000       1,499,639
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,232,467       1,186,477
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                       Aaa/AAA       2,000,000       2,004,722
        Federal National Mtg Assoc, 6.00% due 12/1/2008                     Aaa/AAA          25,111          25,226
        Federal National Mtg Assoc, 8.00% due 12/1/2009                     Aaa/AAA          19,709          20,109
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA          21,250          21,510
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,322,624       2,328,626
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         123,300         121,164
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          31,772          32,596
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         564,839         561,681
        Federal  National Mtg Assoc CPI Floating Rate Note,  3.919% due
        2/17/2009                                                           Aaa/AAA       5,000,000       4,814,700
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          24,858          25,973
        Government  National  Mtg  Assoc,  Pool #  827148,  6.375%  due
        2/20/2024                                                           Aaa/AAA          38,113          38,693


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $17,453,040)                                                    17,137,429


    ASSET BACK SECURITIES -- 10.35%
        American Honda Finance Corp., 5.125% due 12/15/2010                 Aa3/A+        1,500,000       1,485,288
        Bear Stearns Mtg Series 2004-3 Class 1-A2, 4.24% due 7/25/2034      Aaa/AAA       1,117,405       1,115,739
        Countrywide   Home  Loan  Series  2004  Class  1-A,  5.68%  due
        7/20/2034                                                           Aaa/AAA       1,330,145       1,341,841
        GSR Mtg Loan  Trust  Series  2004-3F  Class  2-A10,  3.245% due
        2/25/2034                                                           NR/AAA          808,394         689,257
        IHOP  Franchising  LLC  Series  2007-1A  Class A1,  5.144%  due
        3/20/2037                                                           Aaa/AAA       3,000,000       2,940,342
        J P Morgan  Chase  Commercial  Mtg  Series  2004-C3  Class A-5,
        4.878% due 1/15/2042                                                Aaa/NR        5,000,000       4,726,958
        Small Business Administration, 4.638% due 2/10/2015                               2,625,339       2,505,877
        Wachovia Bank  Commercial Mtg Trust Series  2005-C21 Class A-4,
        5.197% due 10/15/2044                                               Aaa/AAA       5,000,000       4,844,945
        Wachovia Bank  Commercial Mtg Trust Series  2005-C22 Class A-4,
        5.266% due 12/15/2044                                               Aaa/AAA       5,000,000       4,842,345
        Washington   Mutual  Series  02-AR10,   Class-A6,   4.816%  due
        10/25/2032                                                          Aaa/AAA          26,037          25,960
        Washington   Mutual  Series   03-AR10,   Class-A4,   4.06%  due
        10/25/2033                                                          Aaa/AAA         782,634         777,751
        Washington   Mutual  Series  03-AR12,   Class-A4,   3.743%  due
        2/25/2034                                                           Aaa/AAA         114,377         113,929
        Washington   Mutual  Series   03-AR5,   Class-A6,   3.695%  due
        6/25/2033                                                           Aaa/AAA       3,325,000       3,281,396
        Washington   Mutual  Series  05-AR4,   Class-A4b,   4.672%  due
        4/25/2035                                                           Aaa/AAA         830,000         812,314
        Wells  Fargo   Mortgage   Backed   Securities   Series   2005-3
        Class-A10, 5.50% due 5/25/2035                                      Aaa/NR        1,806,184       1,800,808


    TOTAL ASSET BACK SECURITIES (Cost $32,017,636)                                                       31,304,750


    CORPORATE BONDS -- 56.68%
    BANKS -- 3.64%
      Commercial Banks -- 3.64%
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008             Aa2/AA-       2,500,000       2,443,292
        Household Finance Corp., 6.40% due 9/15/2009                        Aa3/AA-         400,000         403,760
        Household  Finance  Corp.  CPI  Floating  Rate Note,  3.94% due
        8/10/2009                                                           Aa3/AA-       5,000,000       4,737,800
        National Westminster Bank, 7.375% due 10/1/2009                     Aa1/AA-         715,000         742,919
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa1/AA          250,000         265,463
        PNC Funding Corp., 6.875% due 7/15/2007                              A2/A-           95,000          95,032
        US Bank, 6.30% due 7/15/2008                                        Aa2/AA          400,000         402,896
        Whitney National Bank, 5.875% due 4/1/2017                          A3/BBB        2,000,000       1,926,638


                                                                                                         11,017,800

    CAPITAL GOODS -- 7.23%
      Electrical Equipment -- 0.61%
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         807,836
        Hubbell Inc., 6.375% due 5/15/2012                                   A3/A+        1,000,000       1,035,505
      Industrial Conglomerates -- 2.97%
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         207,511
        General Electric Capital Corp., 4.25% due 12/1/2010                 Aaa/AAA       2,000,000       1,929,742
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         418,671
        General  Electric  Capital Corp.  Floating Rate Note, 5.48% due
        12/15/2009                                                          Aaa/AAA       1,000,000       1,002,174
        General Electric Capital Corp.  Floating Rate Note,  4.691% due
        3/2/2009 (1)                                                        Aaa/AAA       5,000,000       4,925,000
        General  Electric  Capital Corp.  Floating Rate Note, 4.80% due
        5/30/2008                                                           Aaa/AAA         494,000         491,918
      Machinery -- 3.65%
        Caterpillar Financial Services Corp., 6.40% due 2/15/2008            A2/A           250,000         250,475
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-          191,562         201,215
        Illinois  Tool  Works  Cupids   Financing   Trust,   6.55%  due
        12/31/2011                                                          Aa3/NR        5,000,000       5,123,450
        John  Deere  Capital  Corp.  Floating  Rate  Note,  5.485%  due
        6/10/2008                                                            A2/A         4,415,000       4,421,274
        Pentair, Inc., 7.85% due 10/15/2009                                Baa3/BBB       1,000,000       1,042,459


                                                                                                         21,857,230

    COMMERCIAL SERVICES & SUPPLIES -- 1.17%
      Commercial Services & Supplies -- 1.17%
        Science Applications International Corp., 6.75% due 2/1/2008         A3/A-          250,000         251,189
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,019,251
        Waste Management, Inc., 6.875% due 5/15/2009                       Baa3/BBB         725,000         741,476
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         523,854
        Waste Management, Inc., 6.50% due 11/15/2008                       Baa3/BBB       1,000,000       1,011,291


                                                                                                          3,547,061

    CONSUMER DURABLES & APPAREL -- 0.73%
      Textiles, Apparel & Luxury Goods -- 0.73%
        Nike, Inc., 5.15% due 10/15/2015                                     A2/A+        2,315,000       2,212,575


                                                                                                          2,212,575

    CONSUMER SERVICES -- 1.29%
      Hotels Restaurants & Leisure -- 1.29%
        Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                        Aaa/AAA       3,900,000       3,909,504


                                                                                                          3,909,504

    DIVERSIFIED FINANCIALS -- 12.20%
      Capital Markets -- 5.54%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                         A1/A+        1,500,000       1,450,611
        Goldman Sachs Group, Inc., 5.625% due 1/15/2017                      A1/A+        2,000,000       1,916,826
        Jefferies   Group,   Inc.  Senior  Note  Series  B,  7.50%  due
        8/15/2007                                                          Baa1/BBB+      2,600,000       2,603,416
        Legg Mason Mortgage Capital Corp., 7.01% due 6/1/2009 (2)                         1,714,286       1,714,286
        Lehman Brothers Holdings, Inc., 3.50% due 8/7/2008                   A1/A+          700,000         685,414
        Merrill  Lynch  &  Co.  CPI  Floating  Rate  Note,  3.939%  due
        3/2/2009                                                            Aa3/AA-       3,000,000       2,873,280
        Morgan Stanley Group, Inc., 5.484% due 1/18/2008                    Aa3/A+        5,000,000       5,003,410
        Northern Trust Co., 6.25% due 6/2/2008                               A1/A+          500,000         500,787
      Consumer Finance -- 3.78%
        American General Finance Corp., 4.625% due 9/1/2010                  A1/A+          200,000         194,680
        Capital One Bank, 6.70% due 5/15/2008                                A2/A-        1,665,000       1,681,419
        SLM Corp. Floating Rate Note, 5.42% due 9/15/2008                   A2/BBB+       1,675,000       1,650,533
        SLM Corp. Floating Rate Note, 5.565% due 7/25/2008                  A2/BBB+       3,000,000       2,979,213
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                      Aaa/AAA         800,000         777,822
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         772,980
        Toyota Motor Credit Corp., 4.25% due 3/15/2010                      Aaa/AAA       3,450,000       3,368,711
      Diversified Financial Services -- 2.88%
        Bank of America Institutional Series B, 7.70% due 12/31/2026        Aa2/A+        2,000,000       2,075,600
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa2/AA-       1,465,000       1,425,105
        JP  Morgan  Chase  Co.  CPI  Floating  Rate  Note,   4.30%  due
        6/28/2009                                                           Aa2/AA-       5,000,000       4,860,500
        US Central Credit Union, 2.75% due 5/30/2008                        Aa1/AAA         375,000         365,737


                                                                                                         36,900,330

    ENERGY -- 3.14%
      Energy Equipment & Services -- 0.84%
        Detroit  Edison  Corporate  Senior  Note  Series  D,  5.40% due
        8/1/2014                                                            A3/BBB+       2,000,000       1,947,820
        Smith International, Inc. Senior Note, 7.00% due 9/15/2007         Baa1/BBB+        600,000         601,335
      Oil, Gas & Consumable Fuels -- 2.30%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         518,684
        Chevrontexaco Capital Co., 3.50% due 9/17/2007                      Aa2/AA        1,400,000       1,395,225
        Enbridge, Inc., 5.80% due 6/15/2014                                 Baa1/A-       2,000,000       1,983,500
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BBB-        250,000         263,540
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa3/BBB         750,000         759,982
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A-          900,000       1,014,586
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A-          250,000         272,162
        Texas  Eastern   Transmission  Corp.  Senior  Note,  5.25%  due
        7/15/2007                                                           A3/BBB+         525,000         524,909
        Union Oil Co. California, 7.90% due 4/18/2008                      Aa2/BBB+         200,000         203,795


                                                                                                          9,485,538

    FOOD & STAPLES RETAILING -- 0.37%
      Food & Staples Retailing -- 0.37%
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         928,140
        Wal-Mart  Stores,  Inc.,  Pass Through  Certificate,  8.57% due
        1/2/2010                                                            Aa2/AA          184,153         187,537


                                                                                                          1,115,677

    FOOD, BEVERAGE &
    TOBACCO -- 1.12%
      Beverages -- 0.69%
        Anheuser Busch Co., Inc., 4.375% due 1/15/2013                       A2/A         2,000,000       1,870,498
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         202,253
      Food Products -- 0.43%
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB+        100,000         106,674
        General Mills, 5.50% due 1/12/2009                                 Baa1/BBB+        300,000         299,706
        Sara Lee Corp., 6.00% due 1/15/2008                                Baa1/BBB+        900,000         901,799


                                                                                                          3,380,930

    HOUSEHOLD & PERSONAL PRODUCTS -- 0.65%
      Household Products -- 0.65%
        Procter & Gamble Co., 4.30% due 8/15/2008                           Aa3/AA-       2,000,000       1,976,246


                                                                                                          1,976,246

    INSURANCE -- 8.48%
      Insurance -- 8.48%
        Berkshire  Hathaway  Finance  Corp.  Senior  Note,  4.625%  due
        10/15/2013                                                          Aaa/AAA       1,000,000         949,375
        Hartford  Financial  Services Group,  Inc. Senior Note,  4.625%
        due 7/15/2013                                                        A2/A         1,000,000         945,435
        International Lease Finance Corp., 4.55% due 10/15/2009             A1/AA-        2,500,000       2,450,715
        International Lease Finance Corp., 5.00% due 9/15/2012              A1/AA-        2,000,000       1,934,828
        International  Lease Finance Corp.  Floating Rate Note,  5.756%
        due 1/15/2010                                                       A1/AA-        4,050,000       4,080,979
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                    Baa2/BBB       1,000,000         967,443
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A+        1,000,000         942,936
        Pacific Life Global Funding CPI Floating Rate Note,  4.959% due
        2/6/2016                                                            Aa3/AA        8,000,000       7,455,600
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A           700,000         738,053
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA        4,000,000       3,864,440
        UnumProvident Corp., 7.625% due 3/1/2011                            Ba1/BB+       1,257,000       1,325,538


                                                                                                         25,655,342

    MATERIALS -- 1.38%
      Chemicals -- 0.74%
        Dow Chemical Co., 5.75% due 12/15/2008                               A3/A-          350,000         350,581
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000         959,589
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         300,233
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                   Baa3/BBB-        635,000         637,332
      Metals & Mining -- 0.64%
        BHP Billiton Finance, 5.40% due 3/29/2017                            A1/A+        2,000,000       1,922,622


                                                                                                          4,170,357

    MEDIA -- 1.29%
      Media -- 1.29%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB+        750,000         775,570
        E W Scripps Co. Ohio, 5.75% due 7/15/2012                            A2/A            80,000          79,452
        Thomson Corp., 4.25% due 8/15/2009                                   A3/A-        2,900,000       2,826,276
        Time Warner, Inc., 8.05% due 1/15/2016                             Baa2/BBB+        200,000         221,355


                                                                                                          3,902,653

    MISCELLANEOUS -- 1.90%
      Miscellaneous -- 1.48%
        Salvation Army Revenue, 5.191% due 9/1/2007                                         935,000         934,953
        Stanford University, 5.85% due 3/15/2009                            Aaa/NR        3,500,000       3,535,241
      Yankee -- 0.42%
        Kreditanstalt Fur Wiederaufbau, 3.25% due 7/16/2007                 Aaa/AAA         435,000         434,708
        Nova Scotia Province Canada, 5.75% due 2/27/2012                    Aa2/A+          500,000         507,372
        Ontario Province Canada, 3.282% due 3/28/2008                       Aa1/AA          335,000         330,022


                                                                                                          5,742,296

    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
    SCIENCES -- 0.75%
      Pharmaceuticals -- 0.75%
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         471,124
        Tiers  Inflation   Linked  Trust  Series  Wyeth  2004-21  Trust
        Certificate CPI Floating Rate Note, 4.629% due 2/1/2014             Baa1/A+       2,000,000       1,786,600


                                                                                                          2,257,724

    RETAILING -- 0.03%
      Distributors -- 0.03%
        Dayton Hudson Corp., 9.625% due 2/1/2008                             A1/A+          100,000         102,267


                                                                                                            102,267

    SOFTWARE & SERVICES -- 1.54%
      It Services -- 1.54%
        Computer Sciences Corp., 6.25% due 3/15/2009                         A3/A-          300,000         302,563
        Computer Sciences Corp., 7.375% due 6/15/2011                        A3/A-        1,317,000       1,384,557
        Computer Sciences Corp., 3.50% due 4/15/2008                         A3/A-        2,000,000       1,968,940
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Ba1/BBB-       1,000,000         988,353


                                                                                                          4,644,413

    TECHNOLOGY HARDWARE & EQUIPMENT -- 0.82%
      Communications Equipment -- 0.33%
        Cisco Systems, Inc., 5.25% due 2/22/2011                             A1/A+        1,000,000         994,002
      Computers & Peripherals -- 0.32%
        International Business Machines, 4.25% due 9/15/2009                 A1/A+        1,000,000         977,958
      Electronic Equipment & Instruments -- 0.17%
        Jabil Circuit, Inc., 5.875% due 7/15/2010                          Ba1/BBB-         500,000         495,368


                                                                                                          2,467,328

    TELECOMMUNICATION SERVICES -- 0.32%
      Wireless Telecommunication Services -- 0.32%
        Vodafone Group plc, 5.625% due 2/27/2017                            Baa1/A-       1,000,000         956,192


                                                                                                            956,192

    TRANSPORTATION -- 0.39%
      Airlines -- 0.39%
        Continental  Airlines  Pass Through  Certificate  Series 1997-4
        Class 4-A, 6.90% due 1/2/2018                                      Baa2/BBB+        170,590         174,002
        Southwest Airlines Co., 7.875% due 9/1/2007                         Baa1/A        1,012,000       1,015,390


                                                                                                          1,189,392

    UTILITIES -- 8.24%
      Electric Utilities -- 5.92%
        AEP Texas Central Transition Bond A1, 4.98% due 1/1/2010            Aaa/AAA       2,500,000       2,490,371
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)           Aaa/AAA         175,000         178,672
        Central Power & Light Co., 7.125% due 2/1/2008                     Baa1/BBB       2,000,000       2,016,372
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa2/BBB-        975,000         944,750
        Great River Energy 1st Mtg Series  2007-A,  5.829% due 7/1/2017
        (Insured: MBIA) (3)                                                 Aaa/NR        5,000,000       5,010,450
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         860,466
        Madison Gas & Electric Co., 6.02% due 9/15/2008                     Aa3/AA-         950,000         953,758
        MP Environmental, 4.982% due 7/1/2014                               Aaa/NR        5,000,000       4,934,950
        PSI Energy, Inc., 7.85% due 10/15/2007                              Baa1/A-         500,000         502,817
      Gas Utilities -- 0.29%
        Questar Pipeline Co., 6.05% due 12/1/2008                            A2/A-          425,000         427,294
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/A+          225,000         216,770
        Texas Municipal Gas Corp., 2.60% due 7/1/2007 (Insured: FSA)        Aaa/AAA         240,000         240,000
      Multi-utilities -- 2.03%
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A-        2,825,000       2,762,392
        Union Electric Co., 4.65% due 10/1/2013                             A3/BBB-       2,000,000       1,862,502
        Wisconsin Energy Corp., 5.50% due 12/1/2008                         A3/BBB+         350,000         350,074
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                  Aa3/A        1,150,000       1,170,400


                                                                                                         24,922,038


    TOTAL CORPORATE BONDS (Cost $174,000,287)                                                           171,412,893


    TAXABLE MUNICIPAL BONDS -- 15.35%
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                     Aaa/AAA       3,515,000       3,683,755
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aaa/AAA         300,000         293,214
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         120,000         117,763
        Arkansas Electric Coop Corp., 7.33% due 6/30/2008                   A2/AA-           37,000          37,085
        Bessemer  Alabama  Water  Revenue  Taxable  Warrants  Series B,
        7.375% due 7/1/2008 (Insured: FSA)                                  Aaa/AAA         170,000         171,960
        Brockton MA Taxable  Economic  Development  Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                            Aaa/AAA         150,000         156,479
        Burbank  California Waste Disposal Revenue,  5.48% due 5/1/2008
        (Insured: FSA)                                                      Aaa/AAA         310,000         310,276
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,545,000       1,486,352
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR          250,000         245,078
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR          150,000         147,405
        Denver City & County  Special  Facilities  Taxable  Refunding &
        Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)            Aaa/AAA         900,000         908,109
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        6/15/2011 (ETM)                                                      NR/NR          240,000         234,053
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        12/15/2011 (ETM)                                                     NR/NR          245,000         238,113
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.05%  due
        12/15/2012 (ETM)                                                     NR/NR          515,000         502,480
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.25%  due
        12/15/2013 pre-refunded 6/15/2013                                    NR/NR          540,000         531,727
        Grant County  Washington Water Public Utility District 2 Series
        Z, 5.14% due 1/1/2014 (Insured: FGIC)                               Aaa/AAA       1,015,000         994,152
        Green Bay  Wisconsin  Series B, 4.875% due  4/1/2011  (Insured:
        MBIA)                                                               Aaa/NR          365,000         357,966
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)      Aaa/NR          305,000         301,404
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)      Aaa/NR          245,000         240,788
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)      Aaa/NR          315,000         309,195
        Hanover  Pennsylvania Area School District Taxable Notes Series
        B, 4.47% due 3/15/2013 (Insured: FSA)                               Aaa/AAA       1,385,000       1,325,210
        Jefferson County Texas Navigation Taxable Refunding,  5.50% due
        5/1/2010 (Insured: FSA)                                             Aaa/NR          500,000         500,730
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                       Aaa/AAA         575,000         559,067
        Kendall Kane County  Illinois  School 308,  5.50% due 10/1/2011
        (Insured: FGIC)                                                     Aaa/NR          365,000         366,172
        Los Angeles County  California  Metropolitan  Transport,  4.56%
        due 7/1/2010 (Insured: AMBAC)                                       Aaa/AAA       2,775,000       2,714,116
        Los  Angeles  County  California  Pension  Series C,  0.00% due
        6/30/2008 (Insured: MBIA)                                           Aaa/AAA         300,000         283,809
        Maryland State Economic  Development  Corp., 7.25% due 6/1/2008
        (Maryland Tech Development Center Project)                           NR/NR          100,000         100,927
        Mississippi   Development  Bank  Special  Obligation  Refinance
        Taxable Harrison County B, 5.21% due 7/1/2013 (Insured: FSA)        NR/AAA        1,200,000       1,185,228
        Missouri  State  Development  Finance Board Series A, 5.45% due
        3/1/2011 (Crackerneck Creek Project)                                 NR/A+        1,090,000       1,082,948
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA          100,000          97,995
        Multnomah  County Oregon School District 1J Refunding  Taxable,
        4.191% due 6/15/2008                                                 A1/A-          650,000         641,869
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          375,000         405,424
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA           90,000          92,873
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014                                                           Aaa/A+          190,000         198,183
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-        3,500,000       3,558,345
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR          290,000         285,206
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,365,994
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)               Aaa/NR          845,000         823,757
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)               Aaa/NR        1,225,000       1,195,000
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                     Aaa/AAA         360,000         349,895
        Northwest Open Access  Network  Washington  Revenue,  6.18% due
        12/1/2008 (Insured: AMBAC)                                          Aaa/AAA       1,600,000       1,617,648
        Ohio  Housing  Financing  Agency  Mortgage  Revenue,  5.20% due
        9/1/2014                                                            Aaa/NR        2,395,000       2,325,521
        Ohio State Petroleum  Underground Storage,  6.75% due 8/15/2008
        (Insured: MBIA)                                                     Aaa/AAA         445,000         445,534
        Ohio State Taxable  Development  Assistance Series A, 4.88% due
        10/1/2011 (Insured: MBIA)                                           Aaa/AAA         550,000         538,967
        Port Walla Walla Revenue, 5.30% due 12/1/2009                        NR/NR          235,000         230,448
        Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)        Aaa/AAA         340,000         340,683
        Santa Fe County New Mexico  Charter  School  Taxable  Series B,
        7.55% due 1/15/2010 (ATC Foundation Project)                         NR/NR          190,000         189,255
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000       1,002,360
        Sisters  Providence  Obligation  Group Direct  Obligation Notes
        Series 1997, 7.47% due 10/1/2007                                    Aa2/AA        1,590,000       1,597,632
        Springfield City School District Tax Anticipation  Notes, 6.35%
        due 12/1/2010 (Insured: AMBAC)                                      Aaa/NR        1,400,000       1,416,590
        Springfield City School District Tax Anticipation  Notes, 6.40%
        due 12/1/2011 (Insured: AMBAC)                                      Aaa/NR        1,500,000       1,521,870
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR          355,000         351,975
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa2/AA+         500,000         509,930
        Texas Tech University  Revenue,  6.00% due 8/15/2011  (Insured:
        MBIA)                                                               Aaa/AAA         245,000         250,275
        University of Illinois  Revenue,  6.35% due 4/1/2011  (Insured:
        FGIC)                                                               Aaa/AAA       1,000,000       1,031,900
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,250,000       1,269,713
        Virginia Housing  Development  Authority Taxable Rental Housing
        Series I, 7.30% due 2/1/2008                                        Aa1/AA+         505,000         509,575
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         200,000         193,948
        Wisconsin State Health & Educational  Facilities Taxable Series
        B, 7.08% due 6/1/2016 (Insured: ACA)                                 NR/A         2,610,000       2,682,871


    TOTAL TAXABLE MUNICIPAL BONDS (Cost $47,031,453)                                                     46,426,797


    SHORT TERM INVESTMENTS -- 0.43%
        HSBC Finance Corp., 5.24% due 7/2/2007                               A1/P1          700,000         699,898
        Lasalle Bank Corp., 5.28% due 7/3/2007                               A1/P1          600,000         599,823


    TOTAL SHORT TERM INVESTMENTS (Cost $1,299,722)                                                        1,299,721



    TOTAL INVESTMENTS -- 98.63% (Cost $303,154,734)                                                  $   298,303,714


    OTHER ASSETS LESS LIABILITIES -- 1.37%                                                                 4,136,587



    NET ASSETS -- 100.00%                                                                            $   302,440,301



 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) Segregated as collateral for a when-issued security.
(2) Security currently fair valued by the Valuation & Pricing committee using factors approved by the Board of Trustees.
(3) When-issued security.


Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FSA        Insured by Financial Security Assurance Co.
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage



Thornburg Value Fund                                                                                  June 30, 2007

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R3 - 885-215-533, CLASS R4 - 885-215-277, CLASS R5
- 885-215-376
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX,
CLASS I - TVIFX, CLASS R3 - TVRFX, CLASS R4 - TVIRX, CLASS R5 - TVRRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value

    COMMON STOCK -- 96.45%
      BANKS -- 6.52%
        Commercial Banks -- 3.83%
         HSBC Holdings plc                                                         4,073,500      $      74,236,975
         Wachovia Corp.                                                            1,918,100             98,302,625
        Thrifts & Mortgage
        Finance
        -- 2.69%
         Federal Home Loan Mortgage Corp.                                          2,000,209            121,412,686


                                                                                                        293,952,286

      CAPITAL GOODS -- 2.74%
        Industrial Conglomerates -- 2.74%
         General Electric Co.                                                      3,227,600            123,552,528


                                                                                                        123,552,528

      CONSUMER SERVICES -- 2.78%
        Hotels Restaurants & Leisure -- 2.78%
         Las Vegas Sands Corp.+                                                    1,638,506            125,165,473


                                                                                                        125,165,473

      DIVERSIFIED FINANCIALS -- 11.74%
        Capital Markets -- 4.45%
         AllianceBernstein Holdings LP                                               313,400             27,294,006
         Charles Schwab Corp.                                                      4,179,400             85,761,288
         The Blackstone Group LP+                                                  2,987,500             87,444,125
        Consumer Finance -- 2.13%
         Capital One Financial Corp.                                               1,226,400             96,198,816
        Diversified Financial Services -- 5.16%
         Chicago Mercantile Exchange Co.                                             239,225            127,832,271
         Citigroup, Inc.                                                           2,041,500            104,708,535


                                                                                                        529,239,041

      ENERGY -- 7.81%
        Oil, Gas & Consumable Fuels -- 7.81%
         Apache Corp.                                                              1,596,337            130,245,136
         Chevron Corp.                                                             1,132,100             95,368,104
         ConocoPhillips                                                            1,610,200            126,400,700


                                                                                                        352,013,940

      FOOD & STAPLES RETAILING -- 2.42%
        Food & Staples Retailing -- 2.42%
         Rite Aid Corp.+                                                          17,102,000            109,110,760


                                                                                                        109,110,760

      FOOD, BEVERAGE &
      TOBACCO  -- 1.96%
        Food Products -- 1.96%
         Kraft Foods, Inc. A                                                       2,512,300             88,558,575


                                                                                                         88,558,575

      HEALTH CARE EQUIPMENT & SERVICES -- 9.55%
        Health Care Equipment & Supplies -- 3.08%
         Cytyc Corp.+                                                              2,171,797             93,626,169
         Varian Medical Services, Inc.+                                            1,060,900             45,098,859
        Health Care Providers & Services -- 5.36%
         UnitedHealth Group, Inc.                                                  1,820,900             93,120,826
         WellPoint, Inc.+                                                          1,858,350            148,352,080
        Health Care Technology -- 1.11%
         Eclipsys Corp.+                                                           2,542,440             50,340,312


                                                                                                        430,538,246

      INSURANCE -- 2.40%
        Insurance -- 2.40%
         American International Group, Inc.                                        1,542,200            108,000,266


                                                                                                        108,000,266

      MATERIALS -- 5.59%
        Chemicals -- 2.44%
         Air Products & Chemicals, Inc.                                            1,366,500            109,825,605
        Metals & Mining -- 3.15%
         Freeport-McMoRan Copper & Gold, Inc.                                      1,713,755            141,933,189


                                                                                                        251,758,794

      MEDIA -- 3.69%
        Media -- 3.69%
         Comcast Corp.+                                                            5,941,950            166,136,922


                                                                                                        166,136,922

      PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES -- 4.94%
        Pharmaceuticals -- 4.94%
         Teva Pharmaceutical Industries Ltd. ADR                                   2,330,800             96,145,500
         Wyeth                                                                     2,204,800            126,423,232


                                                                                                        222,568,732

      RETAILING -- 2.27%
        Multiline Retail -- 2.27%
         Sears Holdings Corp.+                                                       604,800            102,513,600


                                                                                                        102,513,600

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.29%
        Semiconductors & Semiconductor Equipment -- 3.29%
         Intel Corp.                                                               4,325,100            102,764,376
         ON Semiconductor Corp.+                                                   4,245,000             45,506,400


                                                                                                        148,270,776

      SOFTWARE & SERVICES -- 4.80%
        Internet Software & Services -- 2.99%
         Google, Inc.+                                                               257,892            134,975,515
        Software -- 1.81%
         Microsoft Corp.                                                           2,769,300             81,611,271


                                                                                                        216,586,786

      TECHNOLOGY HARDWARE & EQUIPMENT -- 5.49%
        Communications Equipment -- 4.13%
         Corning, Inc.+                                                            3,403,900             86,969,645
         Motorola, Inc.                                                            5,589,000             98,925,300
        Computers & Peripherals -- 1.36%
         Dell, Inc.+                                                               2,152,800             61,462,440


                                                                                                        247,357,385

      TELECOMMUNICATION SERVICES -- 10.21%
        Diversified Telecommunication Services -- 4.36%
         Chunghwa Telecom Co. Ltd. ADR                                             5,809,560            109,568,302
         Level 3 Communications, Inc.+                                            14,823,600             86,718,060
        Wireless Telecommunication Services -- 5.85%
         China Mobile Ltd.                                                         7,155,700             76,963,675
         Crown Castle International Corp.+                                         2,951,850            107,063,599
         NII Holdings, Inc.+                                                         987,413             79,723,726


                                                                                                        460,037,362

      TRANSPORTATION -- 5.32%
        Airlines -- 1.65%
         JetBlue Airways Corp.+                                                    6,320,400             74,264,700
        Road & Rail -- 3.67%
         Hertz Global Holdings, Inc.+                                              6,225,400            165,408,878


                                                                                                        239,673,578

      UTILITIES -- 2.93%
        Electric Utilities -- 2.93%
         Entergy Corp.                                                             1,232,136            132,269,799


                                                                                                        132,269,799


    TOTAL COMMON STOCK (Cost $3,815,198,635)                                                          4,347,304,849


    CONVERTIBLE BONDS -- 0.16%
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES  -- 0.16%
        Biotechnology -- 0.16%
         Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013                          $ 7,600,000              6,954,000


                                                                                                          6,954,000


    TOTAL CONVERTIBLE BONDS (Cost $7,600,000)                                                             6,954,000


    SHORT TERM INVESTMENTS -- 2.05%
         Abbey National, 5.24%, 7/2/2007                                          39,400,000             39,394,265
         American General, 5.36%, 7/3/2007                                        12,000,000             11,996,427
         Lasalle Bank Corp., 5.28%, 7/5/2007                                      41,000,000             40,975,947


    TOTAL SHORT TERM INVESTMENTS (Cost $92,366,639)                                                      92,366,639



    TOTAL INVESTMENTS -- 98.66% (Cost $3,915,165,274)                                              $   4,446,625,488


    OTHER ASSETS LESS LIABILITIES -- 1.34%                                                                60,525,266



    NET ASSETS -- 100.00%                                                                          $   4,507,150,754

 Footnote Legend
+ Non-income producing


Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm New York time, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available or circumstances render quotations unreliable (including significant events after the close of trading on foreign exchanges and before the time of day the Fund values its investments), the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt



Thornburg International Value Fund                                                                    June 30, 2007


CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R3 - 885-215-525, CLASS R4 - 815-215-269, CLASS R5
- 885-215-368 NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R3 - TGVRX, CLASS R4 - THVRX, CLASS R5 - TIVRX
                                                                                    Shares/
                                                                                  Principal
                                                                                    Amount                Value

    COMMON STOCK -- 97.70%
      AUTOMOBILES & COMPONENTS -- 2.75%
        Automobiles -- 2.75%
         Toyota Motor Corp.                                                        5,827,900      $     369,198,944


                                                                                                        369,198,944

      BANKS -- 11.10%
        Commercial Banks -- 11.10%
         Allied Irish Banks                                                        7,105,700            195,421,585
         China Merchants Bank Co., Ltd.                                          119,114,430            363,320,948
         Intesa Sanpaolo                                                          29,768,500            222,804,543
         Lloyds TSB Group plc                                                     25,756,900            287,576,813
         Sberbank-CLS                                                                 43,135            167,795,150
         Shinhan Financial Group Co.                                               4,145,254            252,165,692


                                                                                                      1,489,084,731

      CAPITAL GOODS -- 4.20%
        Aerospace & Defense -- 1.91%
         Embraer Brasileira de Aeronautica ADR                                     5,302,345            255,626,053
        Machinery -- 2.29%
         Fanuc Ltd.                                                                2,979,800            307,842,079


                                                                                                        563,468,132

      CONSUMER DURABLES & APPAREL -- 2.04%
        Textiles, Apparel & Luxury Goods -- 2.04%
         LVMH Moet Hennessy Louis Vuitton SA                                       2,359,496            273,168,395


                                                                                                        273,168,395

      CONSUMER SERVICES -- 3.24%
        Hotels Restaurants & Leisure -- 3.24%
         Carnival plc                                                              5,240,000            250,960,374
         OPAP SA                                                                   5,173,607            183,458,013


                                                                                                        434,418,387

      DIVERSIFIED FINANCIALS -- 3.70%
        Capital Markets -- 2.06%
         UBS AG                                                                    4,601,760            277,273,464
        Diversified Financial Services -- 1.64%
         Hong Kong Exchanges & Clearing Ltd.                                      15,525,200            219,598,823


                                                                                                        496,872,287

      ENERGY -- 10.53%
        Energy Equipment & Services -- 2.65%
         Schlumberger Ltd.                                                         4,190,000            355,898,600
        Oil, Gas & Consumable Fuels -- 7.88%
         Canadian Natural Resources Ltd.                                           3,884,200            258,083,714
         China Coal Energy Co.+                                                  131,369,400            196,906,252
         China Petroleum & Chemical Corp.                                        241,229,085            267,168,492
         Eni SpA                                                                   3,464,100            126,120,203
         Gazprom ADR                                                               4,996,300            209,344,970


                                                                                                      1,413,522,231

      FOOD & STAPLES RETAILING -- 1.41%
        Food & Staples Retailing -- 1.41%
         WalMart de Mexico                                                        49,872,400            189,269,070


                                                                                                        189,269,070

      FOOD, BEVERAGE &
      TOBACCO -- 5.03%
        Beverages -- 1.81%
         Sabmiller plc                                                             9,551,650            242,827,343
        Food Products -- 3.22%
         Cadbury Schweppes plc                                                    12,290,541            167,828,377
         Nestle SA-REG                                                               693,100            264,416,374


                                                                                                        675,072,094

      HOUSEHOLD & PERSONAL PRODUCTS -- 3.39%
        Household Products -- 1.89%
         Reckitt Benckiser plc                                                     4,622,930            253,898,498
        Personal Products -- 1.50%
         Shiseido Co., Ltd.                                                        9,422,600            201,270,562


                                                                                                        455,169,060

      MATERIALS -- 11.03%
        Chemicals -- 7.48%
         Air Liquide                                                               2,344,860            309,240,347
         Basf AG                                                                   1,955,800            257,401,665
         Givaudan AG                                                                 177,329            175,659,509
         Potash Corp., Inc.                                                        3,344,000            260,731,680
        Metals & Mining -- 3.55%
         Grupo Mexico Series B                                                    34,639,600            212,900,397
         Rio Tinto plc                                                             3,433,000            263,826,094


                                                                                                      1,479,759,692

      MEDIA -- 0.82%
        Media -- 0.82%
         JC Decaux SA                                                              3,447,763            109,799,735


                                                                                                        109,799,735

      PHARMACEUTICALS BIOTECHNOLOGY & LIFE
      SCIENCES -- 9.63%
        Pharmaceuticals -- 9.63%
         Novartis AG                                                               1,232,300             69,610,070
         Novartis AG ADR                                                           2,388,700            133,934,409
         Novo Nordisk A/S                                                          3,135,025            342,102,248
         Roche Holdings AG                                                         1,864,400            331,821,989
         Teva Pharmaceutical Industries Ltd. ADR                                  10,059,700            414,962,625


                                                                                                      1,292,431,341

      REAL ESTATE -- 0.73%
        Real Estate Management & Development -- 0.73%
         Country Garden Holdings Co.+                                            115,418,200             97,421,746


                                                                                                         97,421,746

      RETAILING -- 4.27%
        Multiline Retail -- 1.50%
         Next Group plc                                                            4,986,331            201,162,268
        Specialty Retail -- 2.77%
         Kingfisher plc                                                           44,921,205            204,317,275
         Yamada Denki Co. Ltd.                                                     1,604,554            167,851,009


                                                                                                        573,330,552

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.07%
        Semiconductors & Semiconductor Equipment -- 0.07%
         Arm Holdings plc                                                          3,168,700              9,321,896


                                                                                                          9,321,896

      SOFTWARE & SERVICES -- 4.28%
        Software -- 4.28%
         Amdocs Ltd.+                                                              6,593,900            262,569,098
         Nintendo Co, Ltd.                                                           852,431            312,240,716


                                                                                                        574,809,814

      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.07%
        Communications Equipment -- 3.07%
         Nokia Oyj                                                                14,646,600            412,525,558


                                                                                                        412,525,558

      TELECOMMUNICATION SERVICES -- 11.60%
        Diversified Telecommunication Services -- 2.00%
         France Telecom SA                                                         9,727,100            268,568,768
        Wireless Telecommunication Services -- 9.60%
         America Movil S.A. de C.V.                                                4,824,444            298,777,817
         China Mobile Ltd.                                                        37,510,172            403,443,506
         Rogers Communications, Inc.                                               8,457,800            360,622,648
         Vodafone Group plc ADR                                                    6,713,055            225,760,040


                                                                                                      1,557,172,779

      UTILITIES -- 4.81%
        Electric Utilities -- 4.81%
         E. ON AG                                                                  2,388,300            401,760,305
         Fortum Oyj                                                                7,766,250            243,755,304

                                                                                                        645,515,609


    TOTAL COMMON STOCK (Cost $10,080,992,058)                                                        13,111,332,053


    SHORT TERM INVESTMENTS -- 2.18%
         Abbey National, 5.27%, 7/5/2007                                     $    60,000,000             59,964,867
         American Express Credit Corp., 5.22%, 7/2/2007                           50,000,000             49,992,750
         American General, 5.35%, 7/9/2007                                        36,000,000             35,957,200
           American General, 5.36% due 7/6/2007                                    91,000,000            90,932,204
         Toyota Credit de Puerto Rico, 5.26%, 7/3/2007                            55,500,000             55,483,782


    TOTAL SHORT TERM INVESTMENTS (Cost $292,330,802)                                                    292,330,803



    TOTAL INVESTMENTS -- 99.88% (Cost $10,373,322,860)                                             $  13,403,662,855


    OTHER ASSETS LESS LIABILITIES -- 0.12%                                                                16,167,626



    NET ASSETS -- 100.00%                                                                          $  13,419,830,481

 Footnote Legend
+ Non-income producing


Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm New York time, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available or circumstances render quotations unreliable (including significant events after the close of trading on foreign exchanges and before the time of day the Fund values its investments), the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt



Thornburg Core Growth Fund                                                                            June 30, 2007

CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R3 - 885-215-517, CLASS R4 - 885-215-251, CLASS R5 - 885-215-350 NASDAQ
SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX, CLASS R3 - THCRX,
CLASS R4 - TCGRX, CLASS R5 - THGRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value


    COMMON STOCK -- 98.46%
      COMMERCIAL SERVICES & SUPPLIES -- 0.10%
        Commercial Services & Supplies -- 0.10%
         Paxys, Inc.                                                               4,921,300      $       2,633,561


                                                                                                          2,633,561

      CONSUMER DURABLES & APPAREL -- 1.57%
        Household Durables -- 1.57%
         Tempur-Pedic International, Inc.                                          1,677,925             43,458,257


                                                                                                         43,458,257

      CONSUMER SERVICES -- 9.46%
        Diversified Consumer Services -- 1.54%
         Bright Horizons Family Solutions, Inc.+                                   1,095,413             42,622,520
        Hotels Restaurants & Leisure -- 7.92%
         FU JI Food & Catering Services                                            9,582,500             32,843,641
         Las Vegas Sands Corp.+                                                    1,545,736            118,078,773
         Wyndham Worldwide Corp.+                                                  1,875,200             67,994,752


                                                                                                        261,539,686

      DIVERSIFIED FINANCIALS -- 7.79%
        Diversified Financial Services -- 7.79%
         Chicago Mercantile Exchange Co.                                             235,800            126,002,088
         Nyse Euronext Co.                                                         1,214,846             89,436,962


                                                                                                        215,439,050

      ENERGY -- 3.20%
        Oil, Gas & Consumable Fuels -- 3.20%
         ATP Oil & Gas Corp.+(1)                                                   1,817,631             88,409,572


                                                                                                         88,409,572

      HEALTH CARE EQUIPMENT & SERVICES -- 10.33%
        Health Care Equipment & Supplies -- 3.69%
         Cytyc Corp.+                                                              2,368,400            102,101,724
        Health Care Providers & Services -- 5.50%
         UnitedHealth Group, Inc.                                                  1,423,100             72,777,334
         WellPoint, Inc.+                                                            992,500             79,231,275
        Health Care Technology -- 1.14%
         Systems Xcellence, Inc.+(1)                                               1,094,400             31,457,900


                                                                                                        285,568,233

      MEDIA -- 3.09%
        Media -- 3.09%
         DIRECTV Group, Inc.+                                                      3,691,421             85,308,739


                                                                                                         85,308,739

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES -- 5.14%
        Biotechnology -- 5.14%
         Cubist Pharmaceuticals, Inc.+                                             2,708,500             53,384,535
         Gilead Sciences, Inc.+                                                    2,290,100             88,787,177


                                                                                                        142,171,712

      REAL ESTATE -- 3.05%
        Real Estate Management & Development -- 3.05%
         CB Richard Ellis Group, Inc. Class A+                                     2,307,857             84,236,780


                                                                                                         84,236,780

      RETAILING -- 2.52%
        Multiline Retail -- 2.52%
         Kohl's Corp.+                                                               979,800             69,595,194


                                                                                                         69,595,194

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.84%
        Semiconductors & Semiconductor Equipment -- 10.84%
         Austriamicrosystems AG+                                                     493,934             36,797,375
         Intel Corp.                                                               3,986,500             94,719,240
         MEMC Electronic Materials, Inc.+                                          1,355,900             82,872,608
         ON Semiconductor Corp.+                                                   7,959,603             85,326,944


                                                                                                        299,716,167

      SOFTWARE & SERVICES -- 20.83%
        Internet Software & Services -- 8.66%
         Equinix, Inc.+                                                              508,044             46,470,785
         Google, Inc.+                                                               258,950            135,529,251
         Vistaprint Ltd.+                                                          1,498,945             57,334,646
        It Services -- 4.68%
         Satyam Computer                                                           4,546,631             52,190,476
         Western Union Co.                                                         3,703,000             77,133,490
        Software -- 7.49%
         Amdocs Ltd.+                                                              3,389,609            134,974,231
         Microsoft Corp.                                                           2,452,400             72,272,228


                                                                                                        575,905,107

      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.58%
        Communications Equipment -- 3.64%
         Data Domain, Inc.+                                                        1,546,786             35,576,078
         Riverbed Technology, Inc.+                                                1,482,292             64,954,035
        Electronic Equipment & Instruments -- 0.94%
         Nice SpA                                                                  3,016,828             26,050,328


                                                                                                        126,580,441

      TELECOMMUNICATION SERVICES -- 6.60%
        Diversified Telecommunication Services -- 3.05%
         Neustar, Inc. Class A+                                                    2,908,100             84,247,657
        Wireless Telecommunication Services -- 3.55%
         America Movil SA                                                         31,848,900             98,345,842


                                                                                                        182,593,499

      TRANSPORTATION -- 7.18%
        Airlines -- 3.20%
         Copa Holdings SA                                                            954,240             64,163,098
         JetBlue Airways Corp.+                                                    2,075,400             24,385,950
        Road & Rail -- 3.98%
         Hertz Global Holdings, Inc.+                                              4,139,200            109,978,544


                                                                                                        198,527,592

      UTILITIES -- 2.18%
        Independent Power Producers & Energy Traders -- 2.18%
         Pnoc Energy Development Corp.                                           498,300,160             60,334,722


                                                                                                         60,334,722


    TOTAL COMMON STOCK (Cost $2,341,016,390)                                                          2,722,018,312


    SHORT TERM INVESTMENTS -- 2.23%
         Abbey National, 5.27%, 7/2/2007                                    $     15,400,000             15,397,746
         HSBC Finance Corp., 5.24%, 7/2/2007                                       8,600,000              8,598,748
         UBS Finance, 5.33%, 7/2/2007                                             37,700,000             37,694,419


    TOTAL SHORT TERM INVESTMENTS (Cost $61,690,912)                                                      61,690,913



    TOTAL INVESTMENTS -- 100.69% (Cost $2,402,707,302)                                             $   2,783,709,225


    LIABILITIES NET OF OTHER ASSETS -- (0.69)%                                                          (19,176,935)



    NET ASSETS -- 100.00%                                                                          $   2,764,532,290

 Footnote Legend
+ Non-income producing
(1)   Investment in Affiliates


      Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares at        Gross          Gross          Shares at         Market Value         Dividend
        Issuer           Sept. 30, 2006    Additions     Reductions     June 30, 2007       June 30, 2007         Income

ATP Oil & Gas Corp.            0           1,817,631         0            1,817,631           88,409,572             0
Systems Xcellence, Inc.        0           1,094,400         0            1,094,400           31,457,900             0




Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm New York time, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available or circumstances render quotations unreliable (including significant events after the close of trading on foreign exchanges and before the time of day the Fund values its investments), the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.






Thornburg Investment Income Builder Fund                                                              June 30, 2007

CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467, CLASS R3 - 885-215-384, CLASS R5 - 885-215-236
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R3 - TIBRX, CLASS R5 - TIBMX

                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value


    COMMON STOCK -- 78.92%
      BANKS -- 11.89%
        Commercial Banks -- 11.89%
         Barclays plc                                                              5,045,000      $      70,510,841
         BBVA                                                                      2,850,000             70,203,410
         EFG Eurobank Ergasias                                                     1,200,000             39,304,164
         Intesa Sanpaolo                                                           8,800,000             65,864,252
         Liechtensteinische Landesbank AG                                            550,000             52,681,130
         Lloyds TSB Group plc                                                      3,500,000             39,077,639
         US Bancorp                                                                1,750,000             57,662,500


                                                                                                        395,303,936

      CAPITAL GOODS -- 2.48%
        Industrial Conglomerates -- 2.48%
         General Electric Co.                                                      2,150,000             82,302,000


                                                                                                         82,302,000

      COMMERCIAL SERVICES & SUPPLIES -- 0.77%
        Commercial Services & Supplies -- 0.77%
         Steelcase, Inc.                                                           1,375,000             25,437,500


                                                                                                         25,437,500

      CONSUMER SERVICES -- 3.99%
        Hotels Restaurants & Leisure -- 3.99%
         Berjaya Sports Toto Berhad                                               17,000,000             25,850,833
         FU JI Food & Catering Services                                           13,000,000             44,556,988
         OPAP SA                                                                   1,750,000             62,055,645


                                                                                                        132,463,466

      DIVERSIFIED FINANCIALS -- 8.06%
        Capital Markets -- 3.91%
         AllianceBernstein Holdings LP                                               350,000             30,481,500
         GMP Capital Trust                                                         1,756,100             39,317,517
         UBS AG                                                                    1,000,000             60,253,786
        Diversified Financial Services -- 4.15%
         Bank of America Corp.                                                     1,050,000             51,334,500
         Bolsas y Mercados Espanoles                                                 800,000             47,045,894
         Hong Kong Exchanges & Clearing Ltd.                                       2,800,000             39,605,075


                                                                                                        268,038,272

      ENERGY -- 9.52%
        Energy Equipment & Services -- 1.99%
         Diamond Offshore Drilling, Inc.                                             650,000             66,014,000
        Oil, Gas & Consumable Fuels -- 7.53%
         Canadian Oil Sands Trust                                                  1,525,000             47,156,536
         Centennial Coal Co. Ltd.(1)                                              16,448,692             42,253,976
         Chevron Corp.                                                             1,100,000             92,664,000
         Eni SpA                                                                   1,000,000             36,407,784

         Tupras-Turkiye Petrol Rafine                                              1,325,000             31,800,000


                                                                                                        316,296,296

      FOOD, BEVERAGE &
      TOBACCO -- 6.04%
        Food Products -- 3.33%
         Kraft Foods, Inc. A                                                       1,800,000             63,450,000
         Reddy Ice Holdings, Inc.(1)                                               1,658,200             47,291,864
        Tobacco -- 2.71%
         Altria Group, Inc.                                                          850,000             59,619,000
         Universal Corp.                                                             500,000             30,460,000


                                                                                                        200,820,864

      MATERIALS -- 2.74%
        Metals & Mining -- 2.74%
         Anglo Platinum Ltd.                                                         195,000             32,116,300
         Southern Copper Corp.                                                       625,000             58,912,500


                                                                                                         91,028,800

      MEDIA -- 2.57%
        Media -- 2.57%
         Mediaset SpA                                                              6,250,000             64,754,085
         Sinclair Broadcast Group, Inc.                                            1,452,107             20,648,962


                                                                                                         85,403,047

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES -- 0.49%
        Pharmaceuticals -- 0.49%
         Sanofi-Aventis                                                              200,000             16,268,459


                                                                                                         16,268,459

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.09%
        Semiconductors & Semiconductor Equipment -- 5.09%
         Intel Corp.                                                               4,300,000            102,168,000
         Taiwan Semiconductor Mfg. Co. Ltd. ADR                                    6,029,994             67,113,833


                                                                                                        169,281,833

      SOFTWARE & SERVICES -- 1.88%
        It Services -- 1.88%
         Paychex, Inc.                                                             1,600,000             62,592,000


                                                                                                         62,592,000

      TELECOMMUNICATION SERVICES -- 11.69%
        Diversified Telecommunication Services -- 7.84%
         Brasil Telecom                                                            1,500,000             41,912,908
         France Telecom SA                                                         3,050,000             84,211,609
         Telefonica SA                                                             6,000,000            134,316,298
        Wireless Telecommunication Services -- 3.85%
         China Mobile Ltd.                                                         5,000,000             53,777,880
         Vodafone Group plc                                                       22,000,000             74,131,045


                                                                                                        388,349,740

      TRANSPORTATION -- 4.32%
        Transportation Infrastructure -- 4.32%
         Hopewell Highway                                                         15,643,500             14,664,781
         Macquarie Airports                                                       19,000,000             65,077,154
         Macquarie Infrastructure Co. LLC                                            725,000             30,073,000
         Shenzhen Chiwan Wharf Holdings Ltd.                                      14,665,727             33,723,370


                                                                                                        143,538,305

      UTILITIES -- 7.39%
        Electric Utilities -- 4.03%
         E. ON AG                                                                    412,900             69,458,121
         Entergy Corp.                                                               600,000             64,410,000
        Independent Power Producers & Energy Traders -- 1.04%
         Algonquin Power Income Fund Trust(1)                                      4,183,700             34,561,427
        Multi-Utilities -- 2.32%
         Dominion Resources, Inc.                                                    400,000             34,547,036
         RWE AG                                                                      400,000             42,763,581


                                                                                                        245,740,165


    TOTAL COMMON STOCK (Cost $2,196,692,856)                                                          2,622,864,683


    PREFERRED STOCK -- 0.89%
      BANKS -- 0.37%
        Commercial Banks -- 0.37%
         First Tennessee Bank                                                         12,000             12,202,500


                                                                                                         12,202,500

      DIVERSIFIED FINANCIALS -- 0.52%
        Capital Markets -- 0.09%
         Morgan Stanley                                                              120,000              3,082,800
        Diversified Financial Services -- 0.43%
         Lehman Brothers Holdings, Inc.                                              140,000              3,578,400
         Merrill Lynch & Co., Inc.                                                   420,000             10,596,600


                                                                                                         17,257,800


    TOTAL PREFERRED STOCK (Cost $29,008,250)                                                             29,460,300


    CORPORATE BONDS -- 6.10%
      BANKS -- 0.21%
        Commercial Banks -- 0.21%
         Alfa Diversified, 7.36%, 3/15/2012                                 $      7,000,000              7,032,620


                                                                                                          7,032,620

      CAPITAL GOODS -- 0.23%
        Industrial Conglomerates -- 0.23%
         General Electric Capital Australia, 5.25%, 8/15/2008                      9,000,000              7,501,024


                                                                                                          7,501,024

      COMMERCIAL SERVICES & SUPPLIES -- 0.02%
        Commercial Services & Supplies -- 0.02%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                         500,000                486,250
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                183,349


                                                                                                            669,599

      CONSUMER SERVICES -- 0.18%
        Hotels Restaurants & Leisure -- 0.18%
         Seneca Nation of Indians Capital Improvements Authority, 6.75%,
         12/1/2013                                                                 6,000,000              5,922,180


                                                                                                          5,922,180

      DIVERSIFIED FINANCIALS -- 0.94%
        Capital Markets -- 0.23%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                              8,000,000              7,667,304
        Consumer Finance -- 0.71%
         Capital One Bank, 6.70%, 5/15/2008                                          655,000                661,459
         Capital One Bank, 6.50%, 6/13/2013                                        1,500,000              1,540,567
         Capital One Financial Corp., 6.15%, 9/1/2016                             12,000,000             11,847,504
         SLM Corp. Floating Rate, 5.655%, 1/27/2014                                5,000,000              4,336,605
         SLM Corp. CPI Floating Rate Note, 3.98%, 3/2/2009                         5,500,000              5,204,760


                                                                                                         31,258,199

      ENERGY -- 1.40%
        Energy Equipment & Services -- 0.22%
         Calfrac Holdings, 7.75%, 2/15/2015                                        6,500,000              6,223,750
         Seitel Acquisition Corp, 9.75%, 2/15/2014                                 1,000,000                990,000
        Oil, Gas & Consumable Fuels -- 1.18%
         Enterprise Products Operating LP, 7.034%, 1/15/2068                       5,000,000              4,819,975
         Gazprom, 7.25%, 2/22/2010                                               125,000,000              4,954,907
         Griffin Coal Mining Ltd., 9.50%, 12/1/2016                               22,000,000             22,632,500
         Murphy Oil Corp., 6.375%, 5/1/2012                                        5,000,000              5,066,550
         Teppco Partners LP, 7.00%, 6/1/2067                                       2,000,000              1,923,802


                                                                                                         46,611,484

      FOOD & STAPLES RETAILING -- 0.36%
        Food & Staples Retailing -- 0.36%
         Rite Aid Corp., 8.625%, 3/1/2015                                          3,000,000              2,805,000
         Rite Aid Corp., 9.375%, 12/15/2015                                        9,500,000              9,120,000


                                                                                                         11,925,000

      FOOD, BEVERAGE &
      TOBACCO  -- 0.12%
        Beverages -- 0.12%
         Diageo Capital plc, 5.50%, 9/30/2016                                      4,000,000              3,867,516


                                                                                                          3,867,516

      INSURANCE -- 0.09%
        Insurance -- 0.09%
         AAG Holding Co., Inc., 6.875%, 6/1/2008                                     335,000                336,523
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                              1,000,000                967,443
         Pacific Life Global Funding CPI Floating Rate Note, 4.959%,
         2/6/2016                                                                  2,000,000              1,863,900


                                                                                                          3,167,866

      MATERIALS -- 0.24%
        Construction Materials -- 0.06%
         C8 Capital Ltd., 6.64%, 12/31/2049                                        2,000,000              1,964,240
        Metals & Mining -- 0.18%
         Bemax Resources, 9.375%, 7/15/2014                                        6,000,000              6,000,000


                                                                                                          7,964,240

      MEDIA -- 0.04%
        Media -- 0.04%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                443,390
         Independent News & Media plc, 5.75%, 5/17/2009                              600,000                815,115


                                                                                                          1,258,505

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES -- 0.08%
        Biotechnology -- 0.08%
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 4.629%, 2/1/2014                      3,000,000              2,679,900


                                                                                                          2,679,900

      REAL ESTATE -- 0.31%
        Real Estate -- 0.31%
         Agile Property Holdings Ltd, 9.00%, 9/22/2013                            10,000,000             10,325,000


                                                                                                         10,325,000

      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.16%
        Computers & Peripherals -- 0.10%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,485,000              3,452,718
        Technology Hardware & Equipment -- 0.06%
         Cisco Systems, Inc., 5.44%, 2/20/2009                                     2,000,000              2,003,432


                                                                                                          5,456,150

      TELECOMMUNICATION SERVICES -- 0.60%
        Diversified Telecommunication Services -- 0.60%
         Level 3 Financing, Inc, 9.25%, 11/1/2014                                 10,500,000             10,605,000
         Level 3 Financing, Inc. Senior Notes, 12.25%, 3/15/2013                   6,000,000              6,885,000
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000              2,503,837


                                                                                                         19,993,837

      TRANSPORTATION -- 0.15%
        Air Freight & Logistics -- 0.15%
         FedEx Corp., 5.50%, 8/15/2009                                             5,000,000              5,004,345


                                                                                                          5,004,345

      UTILITIES -- 0.97%
        Electric Utilities -- 0.46%
         Entergy New Orleans, Inc., 3.875%, 8/1/2008                               8,500,000              8,324,815
         Monongahela Power, 5.70%, 3/15/2017                                       7,000,000              6,854,155
        Gas Utilities -- 0.51%
         Oneok Partners, LP Senior Notes, 5.90%, 4/1/2012                          3,000,000              3,014,424
         Southern Union Co., 7.20%, 11/1/2066                                     14,000,000             14,018,480


                                                                                                         32,211,874


    TOTAL CORPORATE BONDS (Cost $202,544,583)                                                           202,849,339


    TAXABLE MUNICIPAL BONDS -- 0.17%
         Michigan Public Educational Facilities Authority, 5.70%, 8/31/2007          295,000                295,088
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              2,004,720
         Victor New York, 9.05%, 5/1/2008                                          1,175,000              1,178,384
         Victor New York, 9.20%, 5/1/2014                                          2,000,000              2,031,540


    TOTAL TAXABLE MUNICIPAL BONDS (Cost $5,612,092)                                                       5,509,732


    U.S. GOVERNMENT AGENCIES -- 0.63%
         Federal National Mtg Assoc CPI Floating Rate Note, 3.919%,
         2/17/2009                                                                 2,000,000              1,925,880
         Federal National Mtg Assoc Remic Series 2006-B1 Class AB, 6.00%,
         6/25/2016                                                                19,004,567             19,031,209


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $20,926,248)                                                    20,957,089


    U.S. TREASURY SECURITIES -- 0.12%
         U.S. Treasury Notes Inflation Indexed, 3.625%, 1/15/2008                  3,837,240              3,839,519


    TOTAL U.S. TREASURY SECURITIES (Cost $3,846,794)                                                      3,839,519


    FOREIGN BONDS -- 0.49%
         Alberta Treasury Notes, 4.10%, 6/1/2011                                  10,000,000              9,181,507
         Iceland Housing Finance, 3.75%, 9/15/2014                               491,441,625              7,250,234


    TOTAL FOREIGN BONDS (Cost
    $15,868,883)                                                                                         16,431,741


    SHORT TERM INVESTMENTS -- 12.80%
         Bankamerica Corp., 5.24%, 7/2/2007                                       65,000,000             64,990,539
         Bankamerica Corp., 5.24%, 7/3/2007                                       85,000,000             84,975,256
         Toyota Credit De Puerto Corp., 5.26%, 7/5/2007                           59,000,000             58,965,518
         Toyota Credit De Puerto Corp., 5.27%, 7/6/2007                           65,500,000             65,452,058
         Toyota Credit De Puerto Corp., 5.27%, 7/9/2007                           50,000,000             49,941,444
         Toyota Credit De Puerto Corp., 5.27%, 7/10/2007                          41,300,000             41,245,587
         UBS Finance, 5.31%, 7/5/2007                                             50,000,000             49,970,528
         UBS Finance, 5.31%, 7/5/2007                                             10,000,000              9,994,105


    TOTAL SHORT TERM INVESTMENTS (Cost $425,535,035)                                                    425,535,035



    TOTAL INVESTMENTS -- 100.12% (Cost $2,900,034,741)                                             $   3,327,447,438


    LIABILITIES NET OF OTHER ASSETS -- (0.12)%                                                           (4,079,105)



    NET ASSETS -- 100.00%                                                                          $   3,323,368,333

 Footnote Legend
+ Non-income producing

(1)   Investment in Affiliates


      Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares at        Gross          Gross          Shares at         Market Value         Dividend
        Issuer           Sept. 30, 2006    Additions     Reductions     June 30, 2007       June 30, 2007         Income
Algonquin Power Inc Trust       0          4,183,700          0           4,183,700          34,561,427          1,743,676
Centennial Coal Co. Ltd.    6,448,692     10,000,000          0          16,448,692          42,253,976            456,856
Reddy Ice                   1,200,000        458,200          0           1,658,200          47,291,864          1,991,004



Valuation of Securities: Investments in equity securities are stated at value based on latest sale prices, normally at 4:00 p.m. New York time reported on national securities exchanges on the last business day of the period. Investments in equity securities for which no sale is reported are valued at the mean between the bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available or circumstances render quotations unreliable (including significant events after the close of trading on foreign exchanges and before the time of day the Fund values its investments), the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees.

Investments in debt securities have a primary market over the counter and are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. The pricing service values debt securities at quoted bid prices, normally at 4:00 p.m. New York time. When quotations are not readily available, securities are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
REMIC      Real Estate Mortgage Investment Conduit




Thornburg Global Opportunities Fund                                                                   June 30, 2007


CUSIPS: CLASS A - 885-215-343, CLASS C - 885-215-335, CLASS I - 885-215-327
NASDAQ SYMBOLS: CLASS A - THOAX, CLASS C - THOCX, CLASS I - THOIX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value


    COMMON STOCK -- 91.95%
      BANKS -- 4.56%
        Commercial Banks -- 4.56%
         China Merchants Bank Co., Ltd.                                              769,500      $       2,347,117
         Shinhan Financial Group Co., Ltd.                                           180,000             10,949,829


                                                                                                         13,296,946

      CONSUMER SERVICES -- 2.81%
        Hotels Restaurants & Leisure -- 2.81%
         OPAP SA                                                                     230,800              8,184,253


                                                                                                          8,184,253

      DIVERSIFIED FINANCIALS -- 8.24%
        Capital Markets -- 5.25%
         Charles Schwab Corp.                                                        208,300              4,274,316
         UBS AG                                                                      183,100             11,032,468
        Diversified Financial Services -- 2.99%
         Hong Kong Exchanges & Clearing Ltd.                                         616,100              8,714,531


                                                                                                         24,021,315

      ENERGY -- 13.62%
        Oil, Gas & Consumable Fuels -- 13.62%
         Apache Corp.                                                                 92,450              7,542,995
         Capital Product Partners LP+                                                337,957              9,638,534
         Chevron Corp.                                                               107,750              9,076,860
         China Shenhua Energy                                                      2,250,000              7,783,725
         Eni S.p.A.                                                                  155,100              5,646,847


                                                                                                         39,688,961

      HEALTH CARE EQUIPMENT & SERVICES -- 10.23%
        Health Care Equipment & Supplies -- 4.46%
         Cremer SA+                                                                1,098,600             12,985,008
        Health Care Providers & Services -- 1.64%
         WellPoint, Inc.+                                                             60,000              4,789,800
        Health Care Technology -- 4.13%
         Eclipsys Corp.+                                                             607,300             12,024,540


                                                                                                         29,799,348

      INSURANCE -- 5.00%
        Insurance -- 5.00%
         American International Group, Inc.                                           71,600              5,014,148
         Swiss Re                                                                    104,325              9,557,075


                                                                                                         14,571,223

      MATERIALS -- 9.80%
        Metals & Mining -- 9.80%
         Eastern Platinum Ltd.+                                                    5,694,400             12,775,983
         Freeport-McMoRan Copper & Gold, Inc.                                        122,500             10,145,450
         Southern Copper Corp.                                                        59,800              5,636,748


                                                                                                         28,558,181

      MEDIA -- 6.95%
        Media -- 6.95%
         Comcast Corp.+                                                              352,700              9,861,492
         Mediaset SpA                                                              1,004,300             10,405,205


                                                                                                         20,266,697

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES  -- 3.89%
        Life Sciences Tools & Services -- 2.08%
         Bachem Holding AG                                                            72,500              6,048,097
        Pharmaceuticals -- 1.81%
         Teva Pharmaceutical Industries Ltd. ADR                                     128,200              5,288,250


                                                                                                         11,336,347

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.54%
        Semiconductors & Semiconductor Equipment -- 3.54%
         Austriamicrosystems AG+                                                     138,500             10,318,052


                                                                                                         10,318,052

      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.79%
        Computers & Peripherals -- 1.79%
         Dell Inc.+                                                                  183,000              5,224,650


                                                                                                          5,224,650

      TELECOMMUNICATION SERVICES -- 14.79%
        Diversified Telecommunication Services -- 6.59%
         France Telecom SA                                                           268,300              7,407,860
         Level 3 Communications, Inc.+                                             2,019,400             11,813,490
        Wireless Telecommunication Services -- 8.20%
         China Mobile Ltd.                                                           934,500             10,051,086
         Crown Castle International Corp.+                                           311,200             11,287,224
         NII Holdings, Inc.+                                                          31,600              2,551,384


                                                                                                         43,111,044

      TRANSPORTATION -- 3.54%
        Airlines -- 1.41%
         Copa Holdings SA                                                             61,027              4,103,456
        Transportation Infrastructure -- 2.13%
         Shenzhen Chiwan Wharf Holdings Ltd.                                       2,706,848              6,224,310


                                                                                                         10,327,766

      UTILITIES -- 3.19%
        Independent Power Producers & Energy Traders -- 3.19%
         PNOC Energy Development Corp.                                            76,672,100              9,283,541


                                                                                                          9,283,541


    TOTAL COMMON STOCK (Cost $236,250,924)                                                              267,988,324


    SHORT TERM INVESTMENTS -- 10.50%
         Abbey National, 5.27%, 7/2/2007                                     $     6,600,000              6,599,034
         HSBC Finance Corp., 5.27%, 7/5/2007                                       9,800,000              9,794,261
         Lasalle Bank Corp., 5.28%, 7/3/2007                                      13,200,000             13,196,128
         Toyota Credit de Puerto Rico, 5.26%, 7/3/2007                             1,000,000                999,707


    TOTAL SHORT TERM INVESTMENTS (Cost $30,589,131)                                                      30,589,130



    TOTAL INVESTMENTS -- 102.45% (Cost $266,840,055)                                               $     298,577,454


    LIABILITIES NET OF OTHER ASSETS -- (2.45)%                                                           (7,129,960)


    NET ASSETS -- 100.00%                                                                          $     291,447,494

 Footnote Legend
+ Non-income producing


Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm New York time, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available or circumstances render quotations unreliable (including significant events after the close of trading on foreign exchanges and before the time of day the Fund values its investments), the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt




Thornburg International Growth Fund                                                                   June 30, 2007

CUSIPS: CLASS A - 885-215-319, CLASS C - 885-215-293, CLASS I - 885-215-244
NASDAQ SYMBOLS: CLASS A - TIGAX, CLASS C - TIGCX, CLASS I - TINGX
                                                                                     Shares/
                                                                                   Principal
                                                                                     Amount                Value


    COMMON STOCK -- 93.73%
      BANKS -- 9.37%
        Commercial Banks -- 9.37%
         Anglo Irish Bank Corp.                                                       44,100      $         901,275
         BBVA                                                                         44,600              1,098,622
         EFG Eurobank Ergasias                                                        28,080                919,718
         UniCredito Italiano SpA                                                     130,773              1,173,474


                                                                                                          4,093,089

      CAPITAL GOODS -- 1.48%
        Machinery -- 1.48%
         Bolzoni SpA                                                                  99,800                645,655


                                                                                                            645,655

      COMMERCIAL SERVICES & SUPPLIES -- 0.59%
        Commercial Services & Supplies -- 0.59%
         Paxys, Inc.+                                                                483,300                258,631


                                                                                                            258,631

      CONSUMER DURABLES & APPAREL -- 3.53%
        Household Durables -- 1.44%
         Woongjin Coway Co. Ltd.                                                      18,600                630,167
        Textiles, Apparel & Luxury Goods -- 2.09%
         Antichi Pellettieri SpA                                                      62,800                913,714


                                                                                                          1,543,881

      CONSUMER SERVICES -- 1.97%
        Hotels Restaurants & Leisure -- 1.97%
         Las Vegas Sands Corp.+                                                       11,264                860,457


                                                                                                            860,457

      DIVERSIFIED FINANCIALS -- 5.34%
        Capital Markets -- 2.22%
         EFG International                                                            21,000                969,627
        Diversified Financial Services -- 3.12%
         Deutsche Boerse AG                                                            7,000                793,460
         Japan Securities Finance Co.                                                 42,200                568,950


                                                                                                          2,332,037

      FOOD, BEVERAGE &
      TOBACCO -- 10.78%
        Beverages -- 5.60%
         Carlsberg  AS-B                                                               7,000                849,156
         Heineken Holding                                                             30,800              1,598,667
        Food Products -- 5.18%
         China Milk Products Group Ltd.+                                             868,000                782,519
         Nestle SA-REG                                                                 3,881              1,480,594


                                                                                                          4,710,936

      HEALTH CARE EQUIPMENT & SERVICES -- 8.38%
        Health Care Equipment & Supplies -- 2.56%
         Cremer SA+                                                                   94,600              1,118,134
        Health Care Providers & Services -- 1.88%
         Medial Saude SA+                                                             50,200                819,751
        Health Care Technology -- 3.94%
         Systems Xcellence, Inc.+                                                     59,900              1,721,791


                                                                                                          3,659,676

      MATERIALS -- 3.09%
        Chemicals -- 3.09%
         Wacker Chemie AG                                                              5,700              1,350,065


                                                                                                          1,350,065

      MEDIA -- 5.73%
        Media -- 5.73%
         Focus Media Holding Ltd.+                                                    26,500              1,338,250
         Naspers Ltd.                                                                 45,347              1,167,761


                                                                                                          2,506,011

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES -- 2.16%
        Pharmaceuticals -- 2.16%
         Pierrel SpA+                                                                 67,200                944,989


                                                                                                            944,989

      REAL ESTATE -- 2.22%
        Real Estate Management & Development -- 2.22%
         Orco Property Group                                                           6,100                968,433


                                                                                                            968,433

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.25%
        Semiconductors & Semiconductor Equipment -- 2.25%
         Austriamicrosystems AG+                                                      13,200                983,381


                                                                                                            983,381

      SOFTWARE & SERVICES -- 8.94%
        It Services -- 2.08%
         Satyam Computer Services Ltd.                                                79,298                910,257
        Software -- 6.86%
         Amdocs Ltd.+                                                                 46,200              1,839,684
         SAF AG+                                                                      33,570              1,157,691


                                                                                                          3,907,632

      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.17%
        Electronic Equipment & Instruments -- 4.17%
         Nice SpA                                                                     81,800                706,343
         Smartrac NV+                                                                 31,300              1,116,264


                                                                                                          1,822,607

      TELECOMMUNICATION SERVICES -- 6.26%
        Wireless Telecommunication Services -- 6.26%
         America Movil SA                                                            436,700              1,348,481
         MTN Group Ltd.                                                              101,700              1,387,178


                                                                                                          2,735,659

      TRANSPORTATION -- 7.01%
        Air Freight & Logistics -- 2.45%
         TNT NV                                                                       23,700              1,072,326
        Marine -- 2.57%
         AS Tallink Grupp+                                                           575,700              1,122,020
        Transportation Infrastructure -- 1.99%
         China Merchants Holdings International Co., Ltd.                            180,000                870,166


                                                                                                          3,064,512

      UTILITIES -- 10.46%
        Electric Utilities -- 3.65%
         Cez As                                                                       30,825              1,592,926
        Independent Power Producers & Energy Traders -- 4.36%
         EnerTAD SpA+                                                                176,200                953,911
         PNOC Energy Development Corp.                                             7,869,500                952,848
        Multi-utilities -- 2.45%
         RWE AG                                                                       10,000              1,069,090


                                                                                                          4,568,775


    TOTAL COMMON STOCK (Cost $38,565,016)                                                                40,956,426



    TOTAL INVESTMENTS -- 93.73% (Cost $38,565,016)                                                 $      40,956,426


    OTHER ASSETS LESS LIABILITIES -- 6.27%                                                                 2,740,597



    NET ASSETS -- 100.00%                                                                          $      43,697,023

 Footnote Legend
+ Non-income producing


Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm New York time, reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available or circumstances render quotations unreliable (including significant events after the close of trading on foreign exchanges and before the time of day the Fund values its investments), the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.




Item 2. Controls and Procedures


(a) The registrant's principal executive officer and the principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to this report is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits


Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                          SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    August 08, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    August 08, 2007

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

Date:    August 08, 2007